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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	VK-HYM-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–110.63%(a)

Alabama–3.43%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$3,250	$3,582,020
Series 2016, RB	6.00%	06/01/2050	5,400	6,023,052
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/2042	12,750	14,301,547
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,491,520
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	12,785	10,296,272
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,328,301
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,629,666
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,575	6,419,567
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts.(INS-AGM)(c)(d)	6.50%	10/01/2038	7,000	6,148,590
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts.(INS-AGM)(c)(d)	6.60%	10/01/2042	11,700	10,239,255
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.50%	10/01/2039	27,640	23,602,072
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.75%	10/01/2046	96,055	81,722,633
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.90%	10/01/2050	64,400	54,676,888
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	24,000	29,581,920
Series 2016 A, Gas Project RB	5.00%	09/01/2046	39,935	49,223,082
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (e)	6.95%	01/01/2020	3	0
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.90%) (f)(g)	2.19%	04/01/2024	15,000	15,000,150
Series 2018 C, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.65%) (f)(g)	1.71%	04/01/2024	5,000	5,002,600
				327,269,135

Alaska–0.33%

Alaska (State of) Municipal Bond Bank Authority (Master Resolution); Series 2017 A, RB(b)	5.50%	10/01/2046	22,000	25,779,600
Series 2017 A, RB	5.50%	10/01/2046	505	591,759
Northern Tobacco Securitization Corp.; Series 2006 B, First Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2046	27,225	3,070,708
Series 2006 C, Second Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2046	20,860	1,975,650
				31,417,717

American Samoa–0.14%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	13,345	13,177,253

Arizona–2.33%

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. Education RB(i)	6.00%	07/01/2037	13,845	14,761,262
Series 2017, Ref. Education RB(i)	6.00%	07/01/2047	15,000	15,869,850
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB(i)	5.13%	07/01/2037	1,180	1,234,304
Series 2017 D, Ref. Education RB(i)	5.00%	07/01/2047	1,035	1,070,055
Series 2017 D, Ref. Education RB(i)	5.00%	07/01/2051	2,300	2,360,674
Series 2017 G, Ref. Education RB(i)	5.00%	07/01/2037	1,105	1,150,769
Series 2017 G, Ref. Education RB(i)	5.00%	07/01/2047	3,260	3,370,416
Series 2017 G, Ref. Education RB(i)	5.00%	07/01/2051	1,000	1,026,380
Series 2017-A, Ref. Education RB(i)	5.38%	07/01/2050	6,000	6,298,080
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB(i)	5.70%	07/01/2047	10,730	11,216,284
Series 2016, Education RB(i)	5.80%	07/01/2052	4,920	5,142,089

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (i)	5.25%	07/01/2052	$500	$500,355
Glendale (City of) Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,575,855
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,910,987
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,536,975
Series 2017, Ref. RB	5.00%	11/15/2045	4,410	4,550,635
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (i)	5.00%	07/01/2047	4,000	4,161,480
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,740,818
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,124,834
Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016 A, Ref. Education RB(i)	5.00%	07/01/2046	2,125	2,184,797
Series 2016 A, Ref. Education RB(i)	5.00%	07/01/2046	1,925	1,979,169
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	2,976,825
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (i)	6.75%	07/01/2044	5,250	5,859,735
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,880,551
Phoenix Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB(b)(g)(j)	5.00%	07/01/2018	5,000	5,013,350
Series 2008 A, Sr. Lien Airport RB(b)(g)(j)	5.00%	07/01/2018	5,000	5,013,350
Series 2008 A, Sr. Lien Airport RB(b)(g)(j)	5.00%	07/01/2018	3,500	3,509,345
Series 2009 A, Jr. Lien Water System RB(b)(g)(j)	5.00%	07/01/2019	5,500	5,693,655
Series 2009 A, Jr. Lien Water System RB(b)(g)(j)	5.00%	07/01/2019	8,935	9,249,601
Series 2009 A, Jr. Lien Water System RB(b)(g)(j)	5.00%	07/01/2019	6,785	7,023,900
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/2026	2,030	2,030,000
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,302,167
Pima (County of) Industrial Development Authority (American Leadership Academy); Series 2017, Education Facility RB(i)	4.13%	06/15/2029	1,500	1,494,060
Series 2017, Education Facility RB(i)	5.00%	06/15/2047	11,600	11,663,452
Series 2017, Education Facility RB(i)	5.00%	06/15/2052	6,945	6,965,140
Pima (County of) Industrial Development Authority (American Leadership); Series 2015, Ref. Education Facility RB(i)	5.38%	06/15/2035	2,370	2,480,679
Series 2015, Ref. Education Facility RB(i)	5.63%	06/15/2045	3,500	3,691,870
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,132,381
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,303,133
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,250,590
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	234,260
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,756,546
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB (g)(j)	8.50%	07/01/2019	1,645	1,758,127
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2010, Education RB (g)(j)	6.10%	06/01/2019	1,400	1,459,472
Pima (County of) Industrial Development Authority (Premier Charter High School); Series 2016 A, Ref. Education Facility RB(i)	7.00%	07/01/2045	3,315	2,988,141
Series 2016 B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	525,952
Series 2016 C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	10,355
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,358,739
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (i)	7.13%	07/01/2027	1,134	1,134,283

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	$170	$170,037
Tempe (City of) Industrial Development Authority (Friendship Village); Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,884,356
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,374,454
Tempe (City of) Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(i)	6.13%	10/01/2047	1,400	1,465,114
Series 2017 A, RB(i)	6.13%	10/01/2052	1,400	1,459,920
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	5.75%	07/01/2033	3,000	3,223,200
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,847,176
Tucson (City of) Industrial Development Authority (Catalina Village Assisted Living Apartments); Series 2017 A, Multifamily Housing RB(k)	5.50%	05/01/2051	4,435	3,111,152
Series 2017 B, Multifamily Housing RB(k)	2.50%	05/01/2051	1,700	469,710
University Medical Center Corp.; Series 2009, Hospital RB(g)(j)	6.25%	07/01/2019	1,650	1,728,161
Series 2009, Hospital RB(g)(j)	6.50%	07/01/2019	2,100	2,203,887
Series 2011, Hospital RB(g)(j)	6.00%	07/01/2021	2,600	2,904,486
				222,367,380

California–13.51%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,392,880
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (g)(j)	7.63%	01/01/2020	4,340	4,739,280
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(b)(g)(j)	5.13%	04/01/2019	22,295	22,977,227
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2047	50,640	53,293,536
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	5,000	5,254,150
Series 2017 F-1, Toll Bridge RB(b)	5.00%	04/01/2056	21,000	23,954,700
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (h)	0.00%	06/01/2033	14,880	6,205,258
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (h)	0.00%	06/01/2046	25,000	4,739,500
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(b)	5.25%	04/01/2040	6,255	8,376,071
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/2032	8,745	11,121,017
Series 2014 U-6, RB(b)	5.00%	05/01/2045	15,000	19,976,850
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,217,830
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB (b)	5.00%	11/01/2047	10,000	13,367,000
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,625,100
Series 2016 A, RB(i)	5.00%	11/01/2046	3,000	3,216,750
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB(i)	6.63%	01/01/2032	1,000	1,072,480
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,615,335
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(g)(i)(j)	6.13%	07/02/2018	2,860	2,870,696
Series 2008 B, Educational Facility RB(g)(i)(j)	6.13%	07/02/2018	2,000	2,007,480
Series 2008 B, Educational Facility RB(g)(i)(j)	6.13%	07/02/2018	3,840	3,854,362
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB(g)(i)(j)	6.00%	07/02/2018	1,170	1,174,259
Series 2008 A, Educational Facility RB(g)(i)(j)	6.13%	07/02/2018	2,415	2,424,032
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB (g)(j)	8.50%	10/01/2019	1,000	1,089,230

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	$6,360	$6,799,730
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,726,851
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(i)(l)	5.00%	07/01/2037	13,500	14,437,170
Series 2012, Water Furnishing RB(i)(l)	5.00%	11/21/2045	29,210	31,157,139
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB (i)(l)	7.00%	12/01/2027	10,215	10,028,168
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(m)(n)	0.65%	11/01/2026	2,000	2,000,000
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,374,520
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,167,900
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,103,780
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB(g)(j)	7.25%	11/01/2021	1,500	1,767,960
Series 2011, RB(g)(j)	7.50%	11/01/2021	5,500	6,527,730
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,799,944
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000)(i)	6.75%	06/01/2045	6,700	6,890,682
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,737,541
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2010, RB(g)(j)	7.50%	06/01/2019	1,620	1,709,748
Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,526,292
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	5,000	5,457,900
Series 2016 A, RB(i)	5.00%	12/01/2036	1,500	1,621,980
Series 2016 A, RB(i)	5.00%	12/01/2041	1,370	1,469,695
Series 2016 A, RB(i)	5.25%	12/01/2056	39,000	42,306,420
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(i)	7.00%	11/15/2029	1,745	1,862,596
Series 2009, Senior Living RB(i)	7.25%	11/15/2041	3,500	3,748,255
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	6.00%	10/01/2042	2,895	3,149,036
Series 2012, RB	6.00%	10/01/2047	1,785	1,937,189
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,004,650
Series 2006 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2046	181,950	30,944,236
California (State of); Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	12,440	14,641,507
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2035	6,605	7,747,137
Series 2017, Various Purpose Unlimited Tax GO Bonds	5.00%	08/01/2046	20,500	23,735,925
Series 2017, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	11/01/2047	15,000	17,644,650
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,403,731
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,739,437
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,735,236
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	10,991,533
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2); Series 2008, Special Tax RB(g)(j)	6.10%	09/01/2018	2,615	2,644,654
Series 2008, Special Tax RB(g)(j)	6.20%	09/01/2018	5,960	6,029,017

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Eden (Township of) Healthcare District; Series 2010, COP (g)(j)	6.13%	06/01/2020	$2,510	$2,729,173
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,248,820
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,580,064
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,492,570
Foothill-Eastern Transportation Corridor Agency; Series 2014 A, Ref. Toll Road CAB RB(INS-AGM)(c)(h)	0.00%	01/15/2036	65,000	32,299,800
Series 2014 A, Ref. Toll Road CAB RB(INS-AGM)(c)(h)	0.00%	01/15/2037	20,000	9,499,400
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	23,314,000
Series 2014 A, Toll Road Conv. CAB RB(d)	6.85%	01/15/2042	5,000	4,503,850
Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,613,512
Golden State Tobacco Securitization Corp.; Series 2007, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	19,205	19,301,025
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	27,225	27,361,125
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	46,745	46,746,402
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	48,377,100
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB(h)	0.00%	06/01/2047	185,000	31,594,300
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI)(c)	5.00%	09/01/2037	3,395	3,398,293
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,125	3,126,250
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	158,815	49,165,948
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(h)	0.00%	06/01/2057	46,635	3,036,405
Lake Tahoe Unified School District (Election of 2008); Series 2010, Conv. CAB Unlimited Tax GO Bonds (INS-AGM)(c)(d)	6.38%	08/01/2045	5,315	3,830,042
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	375	376,050
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, Sub. RB (b)(l)(o)	5.25%	05/15/2048	26,000	30,606,940
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB (b)	5.00%	07/01/2043	66,530	72,961,455
M-S-R Energy Authority; Series 2009 A, Gas RB	6.50%	11/01/2039	4,490	6,379,482
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB (g)(j)	7.00%	08/01/2021	4,750	5,511,900
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	1,235	1,228,109
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2046	36,605	11,630,873
Regents of the University of California; Series 2014 AM, General RB (b)	5.00%	05/15/2044	34,545	38,984,033
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB (g)(j)	6.25%	10/01/2018	1,780	1,807,786
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,769,720
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB (g)(j)	6.13%	09/01/2018	1,000	1,011,150
San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(h)	0.00%	08/01/2036	7,650	3,896,451
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(h)	0.00%	08/01/2037	13,130	6,419,520
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(h)	0.00%	08/01/2038	13,515	6,340,427
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(h)	0.00%	08/01/2039	13,895	6,239,550
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(h)	0.00%	08/01/2040	14,280	6,147,540
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(h)	0.00%	08/01/2041	14,080	5,808,704
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	21,980	24,692,332
Series 2011, RB	8.00%	12/01/2031	9,875	11,348,152
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (d)	5.25%	07/01/2042	10,000	6,788,800
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds (d)	6.63%	07/01/2041	20,000	17,259,200
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(g)(j)	6.25%	08/01/2019	1,000	1,054,910
Series 2009 D, Tax Allocation RB(g)(j)	6.50%	08/01/2019	1,000	1,057,180

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2036	$5,710	$2,231,182
Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2038	2,000	683,580
Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2043	17,000	4,295,900
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	7,000	7,674,100
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	12,000	13,118,760
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (l)	6.40%	12/01/2041	14,123	14,129,920
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,001,440
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,641,966
San Jose (City of) Norman Y Minesta International Airport; Series 2017 A, Ref. Airport RB (b)(l)	5.00%	03/01/2047	20,000	22,588,600
San Jose (City of) Norman Y Minesta International Airport; Series 2017 A, Ref. Airport RB (l)	5.00%	03/01/2047	7,815	8,826,495
San Jose (City of); Series 2017 A, Ref. Airport RB (b)(l)	5.00%	03/01/2041	10,000	11,343,100
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds (d)	6.63%	08/01/2042	4,080	3,585,708
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB (g)(j)	7.00%	09/01/2019	3,500	3,730,440
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM)(c)(d)	6.75%	02/01/2052	7,500	5,141,025
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB(h)	0.00%	06/01/2047	20,000	3,737,600
Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	10,000	3,686,200
Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB(p)	6.15%	12/01/2043	4,400	4,200,328
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2045	18,085	492,997
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2046	18,085	436,391
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2047	18,085	386,296
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2048	18,085	341,987
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2049	18,085	302,743
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2050	18,085	268,201
Series 2008 A, Tax Allocation RB(e)	6.00%	12/01/2033	1,475	1,473,422
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(h)	0.00%	06/01/2046	30,000	5,088,300
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(h)	0.00%	06/01/2046	47,000	6,248,650
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,009
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	6,850	6,867,262
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,223,051
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,770	3,778,558
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds(g)(h)(j)	0.00%	08/01/2023	14,550	3,332,677
Series 2013 B, Unlimited Tax CAB GO Bonds(g)(h)(j)	0.00%	08/01/2023	7,000	1,506,890
Series 2013 B, Unlimited Tax CAB GO Bonds(g)(h)(j)	0.00%	08/01/2023	15,715	3,178,202
Series 2013 B, Unlimited Tax CAB GO Bonds(g)(h)(j)	0.00%	08/01/2023	37,560	6,284,164
				1,287,504,449

Colorado–3.80%

Amber Creak Metropolitan District; Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	515	516,432
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	1,001,692
Brighton Crossing Metropolitan District No. 4; Series 2017 A, Limited Tax GO Bonds	5.00%	12/01/2047	725	744,126
Series 2017 B, Sub. Limited Tax GO Bonds	7.00%	12/15/2047	670	665,484
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,500	3,221,540
Buffalo Ridge Metropolitan Distric; Series 2018 B, Sub. Limited Tax GO Bonds	7.38%	12/15/2047	3,230	3,267,113

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Canyons Metropolitan District No. 5; Series 2017 A, Ref. Limited Tax GO Bonds	6.00%	12/01/2037	$1,750	$1,775,253
Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	4,735	4,804,462
Series 2017 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2047	3,000	3,044,250
Castle Oaks Metropolitan District No. 3; Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2037	3,275	3,307,848
Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	9,265	9,309,101
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB (i)	5.00%	12/01/2047	7,000	7,162,260
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	1,000	1,018,120
Series 2017 B, Sub. Limited Tax GO Bonds	7.38%	12/15/2047	500	504,920
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,652,376
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,001,480
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,546,661
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB (g)(j)	7.00%	08/01/2018	1,500	1,512,945
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2008 A, Charter School RB (g)(j)	7.25%	10/01/2018	500	508,970
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (g)(j)	7.40%	12/01/2018	2,000	2,055,380
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB (g)(j)	7.75%	08/01/2019	4,000	4,269,560
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,744,878
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 A, Ref. Hospital RB	5.25%	05/15/2037	750	824,648
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2047	3,500	3,820,775
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.00%	01/01/2044	21,000	23,050,440
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,150	1,203,337
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	1,300	1,378,780
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	4,334,957
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB(g)(j)	6.00%	11/15/2020	1,600	1,752,080
Series 2010 A, RB(g)(j)	6.25%	11/15/2020	4,750	5,229,750
Series 2011, RB(g)(j)	5.75%	11/15/2021	1,000	1,123,590
Series 2011, RB(g)(j)	6.00%	11/15/2021	1,195	1,352,597
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	800	800,424
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,260,782
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,815,407
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	5,085	5,507,665
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	14,822,938
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. & Improvement Limited Tax GO Bonds	5.88%	12/01/2046	15,750	16,516,395
Cornerstar Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2037	1,000	1,040,660
Series 2017 A, Ref. Limited Tax GO Bonds	5.25%	12/01/2047	2,600	2,701,062
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB (l)	5.00%	10/01/2032	39,000	42,152,370
Douglas (County of) Sierra Ridge Metropolitan District No. 2 Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,055,960
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,486,095

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (q)	3.38%	12/01/2032	$4,500	$2,745,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	4,745	4,922,653
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	950	999,486
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, Special RB	5.13%	12/01/2037	1,070	1,111,441
Series 2017 A, Special RB	5.25%	12/01/2047	1,015	1,052,504
Series 2017 B, Sub. Special RB	7.75%	12/15/2047	1,000	1,026,840
Grandby Ranch Metropolitan District; Series 2018, Ref. Limited Tax GO Bonds (i)	5.50%	12/01/2052	5,490	5,549,292
Johnston (Town of) Plaza Metropolitan District; Series 2016 A, Special RB	5.25%	12/01/2036	4,000	3,884,840
Series 2016 A, Special RB	5.38%	12/01/2046	12,000	11,617,680
Lakes at Centerra Metropolitan District No. 2; Series 2018 A, Improvement Limited Tax GO Bonds	5.13%	12/01/2037	1,700	1,726,299
Lakes at Centerra Metropolitan District No. 2; Series 2018 A, Improvement Limited Tax GO Bonds	5.25%	12/01/2047	3,470	3,519,829
Series 2018 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2047	1,795	1,805,321
Leyden Rock Metropolitan District No. 10; Series 2017 C, Ref. Jr. Lien Sub. Limited Tax GO Bonds	10.75%	12/15/2049	1,025	1,017,220
Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	190	190,068
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	800,176
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,179,540
Neu Towne Metropolitan District; Series 2018 B, Ref. Sub. Limited Tax GO Bonds	7.75%	12/15/2046	2,285	2,307,553
North Range Metropolitan District No. 2 Series 2017 A, Ref. Limited Tax GO Bonds	5.63%	12/01/2037	3,270	3,308,815
Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	4,885	4,944,206
Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	2,830	2,859,658
Prairie Center Metropolitan District No. 3 (Park & Recreation Improvements); Series 2018, Special RB	5.13%	12/15/2042	4,510	4,526,912
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	24,395	34,262,777
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	260,000
Solaris Metropolitan District No.3 Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2046	1,730	1,790,031
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2037	515	554,918
Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2047	500	535,085
Series 2017 A-2, Unlimited Tax GO Bonds	5.00%	12/01/2047	325	348,072
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, Sr. Limited Tax GO Bonds	5.00%	12/01/2037	2,510	2,514,644
Series 2017 A, Sr. Limited Tax GO Bonds	5.13%	12/01/2047	2,550	2,569,712
Series 2017 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2047	1,080	1,067,429
Sterling Ranch Community Authority Board; Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2038	1,670	1,707,107
Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2047	4,500	4,575,600
Series 2017 B, Sr. Sub. Supported and Special RB	7.50%	12/15/2047	5,500	5,537,950
University of Colorado; Series 2014 A, Enterprise RB (b)(g)(j)	5.00%	06/01/2024	16,835	19,477,758
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, CAB Limited Tax GO Bonds(h)	0.00%	12/01/2037	31,430	8,345,491
Series 2007, CAB Limited Tax GO Bonds(h)	0.00%	12/01/2037	56,983	15,130,015
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (g)(j)	9.50%	12/01/2021	1,000	1,265,310
				361,902,795

Connecticut–0.22%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $4,405,000)(e)(i)	5.13%	10/01/2036	4,405	1,409,600
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.63%	01/01/2030	3,020	3,167,889
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,317,898
Series 2009 C, RB(g)	5.50%	01/01/2022	2,000	1,960,300

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB (g)(j)	7.88%	04/01/2020	$3,000	$3,311,910
				21,167,597

Delaware–0.07%

Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,202,860
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,409,764
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (l)	6.25%	06/01/2028	3,185	3,186,784
				6,799,408

District of Columbia–1.85%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB(g)(j)	6.38%	03/01/2021	1,910	2,112,918
Series 2011, RB(g)(j)	6.63%	03/01/2021	5,150	5,768,979
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,262,080
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,238,770
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2037	500	524,905
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,307,475
Series 2017 A, RB	5.00%	07/01/2052	8,250	8,566,717
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	13,105	13,144,446
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(g)(j)	6.38%	10/01/2019	2,000	2,118,660
Series 2009, Hospital RB(g)(j)	6.50%	10/01/2019	5,000	5,301,400
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (h)	0.00%	06/15/2055	60,320	2,898,376
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, Public Utility RB (b)	5.00%	10/01/2052	20,000	23,030,200
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (b)	5.00%	10/01/2044	27,000	30,045,600
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/2025	16,165	16,932,676
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2038	21,000	23,569,140
Metropolitan Washington Airports Authority; Series 2017, Ref. Airport System RB (b)(l)	5.00%	10/01/2047	26,850	30,556,374
				176,378,716

Florida–5.04%

Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.25%	11/15/2044	2,500	2,654,800
Series 2014, RB	6.38%	11/15/2049	5,250	5,595,870
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,165,480
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	2,897,500
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,309,420
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.00%	11/15/2031	3,000	3,377,610
Series 2011 A, RB	8.13%	11/15/2041	11,200	12,569,984
Series 2011 A, RB	8.13%	11/15/2046	6,000	6,713,520
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (e)	7.88%	05/01/2038	4,900	1,764,000
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB(i)	6.00%	07/01/2045	4,000	4,342,320
Series 2015, Ref. Senior Housing RB(i)	6.00%	07/01/2050	5,220	5,650,337
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,568,370
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (i)	5.00%	07/01/2046	600	614,934

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB(i)	6.75%	12/01/2035	$5,405	$5,663,305
Series 2015, First Mortgage RB(i)	7.00%	12/01/2045	2,000	2,108,160
Series 2015, First Mortgage RB(i)	7.13%	12/01/2050	2,000	2,116,880
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	710	711,583
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(i)	8.13%	05/15/2044	5,560	6,172,712
Series 2014 A, Continuing Care Community RB(i)	8.25%	05/15/2049	44,570	49,639,392
Series 2015, Continuing Care Community RB(i)	5.25%	05/15/2022	3,355	3,356,644
Series 2015 A, Continuing Care Community RB(i)	5.50%	05/15/2025	345	343,810
Series 2015 A, Continuing Care Community RB(i)	6.25%	05/15/2035	875	880,338
Series 2015 A, Continuing Care Community RB(i)	6.50%	05/15/2049	3,000	3,033,210
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,061,100
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (g)(j)	7.25%	10/01/2021	14,000	16,273,880
Florida Development Finance Corp. (Brightline Passenger Rail); Series 2017, Surface Transportation Facilitiy RB (g)(i)(l)	5.63%	01/01/2028	35,000	36,154,300
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2017, Ref. Secondary Sub. Lien CAB RB(h)(i)	0.00%	05/15/2037	970	9,700
Series 2017, Ref. Sub. Lien Conv. CAB RB(d)(i)	6.38%	05/15/2037	1,265	833,686
Series 2017 A, Ref. Taxable Sr. Lien RB(i)	6.38%	05/15/2037	2,705	2,658,231
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB(i)	6.00%	06/15/2032	4,250	4,469,725
Series 2012 A, Educational Facilities RB(i)	6.13%	06/15/2043	5,250	5,486,460
Series 2015, Educational Facilities RB(i)	6.13%	06/15/2046	14,035	14,656,750
Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/2038	2,580	2,611,837
Series 2012, RB	7.00%	10/01/2026	100	110,163
Series 2012, RB	7.25%	10/01/2041	595	657,136
Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB(e)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB(e)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. Special Assessment Conv. CAB RB(d)	6.75%	05/01/2039	25,200	12,096,000
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (g)(j)	8.00%	08/15/2019	1,000	1,081,350
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,125	1,125,135
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,283,728
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,695,660
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,857,197
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	11,066,800
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.50%	06/15/2032	1,880	1,942,266
Series 2012, IDR	5.75%	06/15/2042	3,210	3,223,642
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	6,535	6,537,091
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds(b)(g)(j)	5.00%	07/01/2018	15,210	15,250,611
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2037	15,605	17,840,104
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2038	15,985	18,262,223
Miami-Dade (County of) (Miami International Airport); Series 2008, Aviation RB(b)(g)(j)	5.25%	10/01/2018	16,500	16,686,780
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(g)(j)	6.00%	08/01/2020	365	395,518
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	135	145,514
Series 2010, Ref. Hospital RB(g)(j)	6.13%	08/01/2020	185	200,954
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	65	70,032
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB(h)	0.00%	10/01/2035	12,000	6,031,800
Series 2009, Sub. Special Obligation CAB RB(h)	0.00%	10/01/2042	42,215	15,177,137

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	$1,390	$1,390,667
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,325,876
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,221
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,319
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,221
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,469
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (b)(l)	5.00%	10/01/2047	35,580	40,247,029
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (b)(g)(j)	5.00%	05/01/2024	20,305	23,462,834
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB(r)	6.13%	05/01/2035	410	34,850
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	365	365,496
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,183,097
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,370	1,105,672
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/2021	400	422,836
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,404,212
Reunion East Community Development District; Series 2002 A-2, Special Assessment RB(p)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB(e)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	150	153,743
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,085	2,137,021
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (i)	10.00%	12/28/2021	5,350	6,143,137
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (g)(j)	6.00%	08/01/2020	4,000	4,343,320
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB(g)(j)	6.25%	11/15/2019	150	159,314
Series 2009 A, Ref. RB(g)(j)	6.50%	11/15/2019	1,000	1,064,900
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB(q)	4.34%	05/01/2035	1,375	879,793
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,310	4,491,365
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	6,000	6,453,420
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(b)(c)	6.00%	10/01/2029	13,440	17,699,674
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (p)	6.80%	05/01/2039	4,895	1,713,250
				480,212,473

Georgia–1.31%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,341,524
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,784,720
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (g)(j)	7.38%	01/01/2019	12,000	12,393,480
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	37,555	42,534,418
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,036,580
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,200	2,362,756
Series 2010, RAC	6.13%	09/01/2040	5,510	5,890,190
Main Street Natural Gas, Inc.; Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%) (f)(g)	2.03%	09/01/2023	15,000	14,932,650
Subseries 2018 E, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.57%) (f)(g)	1.63%	12/01/2023	20,000	20,009,800
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB (i)	5.00%	11/01/2047	8,480	8,935,037
				125,221,155

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–0.21%

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB(g)(j)	8.75%	11/15/2019	$765	$836,895
Series 2009 A, Special Purpose Senior Living RB(g)(j)	9.00%	11/15/2019	6,530	7,190,575
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (b)(g)(j)	5.25%	04/01/2019	12,000	12,355,320
				20,382,790

Idaho–0.31%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000)(e)(i)(k)(l)	7.50%	11/01/2024	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.00%	10/01/2044	10,440	11,876,857
Series 2014 A, RB	8.13%	10/01/2049	9,000	10,272,420
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2040	1,000	1,027,080
Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2045	1,000	1,025,690
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-Profit Facilities RB	6.00%	06/01/2038	750	750,960
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 A, Ref. Non-Profit Facilities RB(i)	6.75%	07/01/2028	54	56,002
Series 2014 A, Ref. Non-Profit Facilities RB(i)	6.75%	07/01/2036	526	541,693
Series 2014 A, Ref. Non-Profit Facilities RB(i)	6.75%	07/01/2048	1,061	1,084,670
Series 2014 B, Ref. Non-Profit Facilities CAB RB(h)(i)	0.00%	07/01/2049	9,112	1,020,741
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-Profit Facilities RB (g)(j)	8.25%	07/02/2018	745	748,889
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-Profit Facilities RB (g)(j)	6.13%	07/02/2018	1,580	1,585,751
				29,990,829

Illinois–11.13%

Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,740	1,764,464
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,285	2,316,921
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	4,305	4,308,229
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,001,700
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,392,990
Series 2005, Sales Tax RB	6.25%	01/01/2024	4,365	4,339,465
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,090	2,106,323
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB (i)	6.25%	09/01/2045	4,000	4,245,400
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,402	1,755,732
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,255	2,259,375
Chicago (City of) (O’Hare International Airport); Series 2017 B, Ref. Sr. Lien General Airport RB	5.00%	01/01/2039	15,000	17,107,050
Series 2017 D, Sr. Lien General Airport RB(l)	5.00%	01/01/2042	10,000	11,024,700
Series 2017 D, Sr. Lien General Airport RB(l)	5.00%	01/01/2047	17,500	19,225,500
Series 2017 D, Sr. Lien General Airport RB(l)	5.00%	01/01/2052	9,960	10,903,710
Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/2041	23,015	23,080,593
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/2042	19,420	19,458,646
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	3,000	3,047,580
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2044	31,000	34,132,860
Series 2016 C, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2045	19,750	21,940,670
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (b)	5.25%	12/01/2049	27,000	29,970,810

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	$2,645	$2,834,408
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,316,733
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,223,710
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,314,678
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,075	6,474,127
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,673,100
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	10,640	11,376,714
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	400,965
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	424,636
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,539,795
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	952	961,712
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,251,316
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	9,770,034
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,567,480
Series 2014, Second Lien Wastewater Transmission RB	5.00%	01/01/2044	16,755	17,834,022
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,417,927
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,723,894
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,122,020
Series 2017 2, Ref. Second Lien Waterworks RB(INS-AGM)(c)	5.00%	11/01/2035	5,000	5,630,800
Series 2017 2, Ref. Second Lien Waterworks RB(INS-AGM)(c)	5.00%	11/01/2037	5,000	5,622,250
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	65,150	73,519,169
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	7,250	7,710,085
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,517,867
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,402	1,278,895
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	305	311,387
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,166,480
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,441,526
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,749,485
Illinois (State of) Finance Authority (Clare Oaks); Series 2012 A-1, RB	7.00%	11/15/2027	2,400	2,268,240
Series 2012 A-2, RB	7.00%	11/15/2027	2,305	2,305,922
Series 2012 B, Ref. Sub. RB(s)	4.00%	11/15/2052	9,584	7,819,481
Series 2012 C-1, Ref. Sub. RB(h)	0.00%	11/15/2052	3,902	136,841
Series 2012 C-2, Ref. Sub. Conv. RB(s)	4.00%	11/15/2052	780	227,601
Series 2012 C-3, Ref. Sub. Conv. RB(s)	4.00%	11/15/2052	780	137,731
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	7,636,160
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB(g)(j)	7.13%	02/15/2020	1,710	1,857,556
Series 2010, RB(g)(j)	7.25%	02/15/2020	8,900	9,686,493
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB (i)	6.00%	12/01/2045	3,715	3,809,472
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/2028	500	500,275
Series 2006 A, RB	6.00%	08/15/2026	3,560	3,564,842
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,464,602
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,307,860
Series 2012, Ref. RB	5.75%	05/15/2046	500	526,980
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,916,155
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	11,869,927
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	9,000	9,571,140

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.63%	09/15/2028	$3,300	$3,399,660
Series 2008, RB	7.75%	09/15/2038	8,215	8,982,117
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	7,144	357,486
Series 2016 A, RB	6.20%	05/15/2030	103	101,998
Series 2016 A, RB	6.24%	05/15/2038	2,816	2,734,917
Series 2016 A, RB	6.33%	05/15/2048	12,165	12,051,253
Series 2016 A, RB	6.44%	05/15/2055	23,164	23,130,412
Series 2016 B, RB	5.63%	05/15/2020	6,222	6,192,716
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,004,138
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,563,858
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	6,922,804
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB(g)(j)	7.75%	08/15/2019	120	128,354
Series 2009 A, RB(g)(j)	7.75%	08/15/2019	12,680	13,562,782
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	790,658
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,578,390
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (g)(j)	7.25%	11/01/2018	24,235	24,779,318
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,517,250
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,077,955
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	5.50%	08/15/2030	5,000	5,026,500
Series 2009, RB(g)(j)	6.88%	08/15/2019	21,875	23,172,406
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2032	500	544,835
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,259,702
Series 2017, Ref. RB	5.25%	02/15/2047	2,870	3,019,096
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,030	3,220,829
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,063,320
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	27,000	29,887,920
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.13%	11/15/2035	10,255	11,278,859
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,836,126
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, MFH RB(i)	5.45%	01/01/2046	2,500	2,318,775
Series 2016 A, MFH RB(i)	5.60%	01/01/2056	2,700	2,516,643
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, CAB Dedicated State Tax RB(INS-NATL)(c)(h)	0.00%	06/15/2034	25,000	12,021,500
Series 2010, Dedicated State Tax RB(g)(j)	5.50%	06/15/2020	14,150	15,162,857
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	44,020	45,268,847
Series 2010 B-2, Ref. Dedicated State Tax RB	5.00%	06/15/2050	1,000	1,018,720
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,203,673
Series 2012, CAB RB(h)	0.00%	12/15/2050	35,755	7,014,416
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,069,980
Series 2012 B, CAB RB(h)	0.00%	12/15/2051	13,165	2,445,135
Series 2015, CAB RB(h)	0.00%	12/15/2052	26,000	4,583,540
Series 2017, Ref. CAB RB(INS-AGM)(c)(h)	0.00%	12/15/2056	28,520	4,779,667
Series 2017 B, Ref. CAB RB(h)	0.00%	12/15/2054	20,000	3,172,200
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA)(c)(i)	6.20%	06/15/2018	81	81,327

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Toll Highway Authority; Series 2015 B, Sr. RB (b)	5.00%	01/01/2040	$20,000	$22,547,600
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2030	4,965	5,217,073
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	5,105	5,455,816
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2025	35,550	37,994,062
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2027	7,145	7,652,366
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2029	11,000	11,698,390
Series 2016, Unlimited Tax GO Bonds	5.00%	11/01/2028	10,700	11,370,890
Series 2017 A, Unlimited Tax GO Bonds	5.00%	12/01/2034	5,125	5,402,160
Series 2017 D, Unlimited Tax GO Bonds(b)(o)	5.00%	11/01/2023	33,000	35,134,110
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	10,500	11,266,395
Series 2018 A, Unlimited Tax GO Bonds	6.00%	05/01/2028	6,000	6,925,680
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	2,995	3,047,053
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000)(i)(q)	2.88%	12/30/2025	1,800	576,000
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB (g)(j)	8.50%	06/01/2021	3,290	3,900,624
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (p)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB (g)(j)	6.00%	06/01/2021	17,050	19,026,095
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	749,400
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,690,970
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,230	1,209,533
United City of Yorkville (City of) (Storm Water/Water Improvement); Series 2007, Business District RB(q)	3.90%	01/01/2026	3,045	1,613,850
Series 2007, Business District RB(q)	3.90%	01/01/2027	285	151,050
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (e)	6.25%	03/01/2035	5,408	2,433,600
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,580	3,581,933
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/2030	2,000	2,077,460
Series 2010, RB	7.25%	11/15/2040	3,300	3,439,590
Series 2010, RB	7.38%	11/15/2045	1,700	1,775,140
Series 2012, RB	6.00%	05/15/2042	6,095	6,565,778
				1,061,128,418

Indiana–1.77%

Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB(i)	6.63%	01/15/2034	625	671,350
Series 2017, RB(i)	6.75%	01/15/2043	1,625	1,745,461
Series 2017, RB(i)	6.88%	01/15/2052	1,850	1,990,989
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/2027	1,050	1,101,650
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,124,232
Series 2012 A, RB	7.13%	11/15/2042	12,200	12,844,648
Series 2012 A, RB	7.13%	11/15/2047	9,940	10,461,254
Chestertown (Town of) (Storypoint Chesterton); Series 2016 A-1, Economic Development RB (i)	6.38%	01/15/2051	3,000	3,127,800
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,239,624
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	9,628,418
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 A, Health Facilities RB	5.00%	08/15/2051	16,750	18,337,900
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (b)	5.00%	12/01/2040	15,750	17,649,608
Indiana (State of) Finance Authority (Irvington Community School); Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	760	775,975
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,413,323
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,675,386

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (l)	5.25%	01/01/2051	$37,790	$40,693,784
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,191,085
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,357,385
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(l)	6.75%	01/01/2034	10,785	12,671,296
Series 2013, Exempt Facilities RB(l)	7.00%	01/01/2044	11,000	13,001,450
				168,702,618

Iowa–2.92%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (g)(j)	5.25%	06/15/2020	1,250	1,331,987
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB (t)	7.25%	06/01/2035	5,755	6,057,195
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	48,890	52,373,901
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	29,210	29,567,822
Series 2013, Midwestern Disaster Area RB(i)	5.88%	12/01/2026	2,420	2,543,033
Series 2013, Midwestern Disaster Area RB(i)	5.88%	12/01/2027	10,330	10,996,182
Series 2013, Ref. Midwestern Disaster Area RB(g)	5.25%	12/01/2037	15,260	16,228,552
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,000,610
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,930,251
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,750,000
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	31,654,722
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	28,435	28,542,769
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,554,613
Series 2005 D, Asset-Backed CAB RB(h)	0.00%	06/01/2046	181,600	32,342,960
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	225,990	27,191,117
				278,065,714

Kansas–0.44%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB(g)(j)	5.75%	11/15/2019	40	42,140
Series 2009, Hospital RB	5.75%	11/15/2038	1,860	1,963,379
Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB(g)(j)	7.13%	05/15/2019	500	524,890
Series 2009, Health Care Facilities RB(g)(j)	7.25%	05/15/2019	1,500	1,576,410
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,040	2,903,504
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,542,201
Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB(q)	4.03%	12/01/2025	445	235,850
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	442,550
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB (q)	4.11%	12/01/2025	1,000	750,000
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. & Healthcare Facilities Improvement RB	7.13%	12/15/2036	1,000	1,071,160
Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,397,300
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,257,650
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	14,765,800
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,890,663
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,803,405
				42,166,902

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–1.14%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	$13,245	$14,344,600
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	12,020	13,017,179
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 B, Hospital RB	5.00%	08/15/2041	8,290	9,130,026
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB(g)(j)	7.00%	05/15/2021	2,500	2,849,050
Series 2011, RB(g)(j)	7.25%	05/15/2021	3,050	3,497,526
Series 2011, RB(g)(j)	7.38%	05/15/2021	1,000	1,150,280
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent); Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/2032	1,600	1,695,472
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL)(c)(h)	0.00%	10/01/2026	13,930	10,495,141
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL)(c)(h)	0.00%	10/01/2027	12,955	9,391,079
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2041	4,000	4,309,000
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (g)(j)	6.50%	06/01/2020	8,000	8,701,120
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,416,899
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,694,785
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.60%	07/01/2039	10,000	9,407,300
Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.75%	07/01/2043	5,000	4,701,850
Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.88%	07/01/2046	8,000	7,551,600
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB (g)(j)	6.13%	11/01/2019	1,820	1,928,163
				108,281,070

Louisiana–1.03%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee)(c)	6.50%	12/01/2018	880	890,208
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 B, VRD RB (m)	0.91%	12/01/2040	250	250,000
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR (m)	0.91%	03/01/2022	100	100,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa); Series 2018, Revenue Green Bonds (i)	5.65%	11/01/2037	1,500	1,527,030
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	3,560	3,896,634
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	10,179,115
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,517,322
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,567,728
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	10,006,415
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,200,460
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (i)	6.38%	12/01/2034	28,250	29,601,480
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $163,697)(i)	5.75%	10/30/2018	164	165,060
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB (b)(l)	5.00%	01/01/2048	25,750	28,690,135
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (g)(j)	6.00%	01/01/2019	3,000	3,075,720
				98,667,307

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maine–0.47%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2016 A, RB	5.00%	07/01/2041	$5,000	$5,271,400
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,893,140
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	16,973,027
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2036	3,425	3,725,852
Series 2011, RB	6.75%	07/01/2041	11,505	12,494,775
Series 2011, RB	7.50%	07/01/2032	2,500	2,796,775
				45,154,969

Maryland–1.04%

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	915	934,307
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,318,445
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,178,419
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB (g)(j)	7.00%	09/01/2018	15,605	15,807,085
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2042	7,960	8,763,323
Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2046	3,500	3,841,705
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	18,982	18,993,010
Frederick (County of) (Jefferson Technology Park); Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,625	3,814,044
Series 2013 B, Tax Increment & Special Tax RB(i)	7.13%	07/01/2043	5,285	5,716,309
Frederick (County of) (Mount St. Mary’s University); Series 2017 A, Ref. Educational Facilities RB(i)	5.00%	09/01/2027	3,000	3,322,560
Series 2017 A, Ref. Educational Facilities RB(i)	5.00%	09/01/2037	1,500	1,606,470
Series 2017 A, Ref. Educational Facilities RB(i)	5.00%	09/01/2045	2,100	2,232,405
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,370	8,784,231
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,262,200
Howard (County of) (Annapolis Junction Town Center); Series 2014, Special Obligation Tax Allocation RB	5.80%	02/15/2034	720	739,217
Series 2014, Special Obligation Tax Allocation RB	6.10%	02/15/2044	1,420	1,463,850
Howard (County of) (Vantage House Facility); Series 2016, Ref. Retirement Community RB	5.00%	04/01/2046	2,710	2,785,744
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,661,505
Rockville (City of) (Ingleside at King Farm); Series 2017 A-1, Ref. Economic Development RB	5.00%	11/01/2037	1,250	1,364,025
Series 2017 B, Economic Development RB	5.00%	11/01/2042	2,000	2,176,440
Series 2017 B, Economic Development RB	5.00%	11/01/2047	2,250	2,441,767
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN (h)	0.00%	01/01/2037	12,183	1,401,098
				99,608,159

Massachusetts–1.89%

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (i)(l)	5.25%	11/01/2042	21,875	21,889,875
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,475	3,478,788
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)(g)(j)	5.50%	11/15/2018	23,660	24,074,523
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,886,732
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	5,015	6,663,982
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (i)	5.00%	10/01/2057	3,500	3,702,930

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(g)(j)	6.85%	10/15/2019	$745	$795,757
Series 2009 A, RB(g)(j)	6.90%	10/15/2019	895	956,576
Series 2009 A, RB(g)(j)	8.00%	10/15/2019	1,000	1,083,130
Series 2009 A, RB(g)(j)	8.00%	10/15/2019	4,850	5,253,180
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(g)(j)	6.75%	01/01/2021	600	668,928
Series 2011 I, RB	6.75%	01/01/2036	400	446,700
Series 2011 I, RB(g)(j)	6.88%	01/01/2021	2,765	3,091,242
Series 2011 I, RB	6.88%	01/01/2041	1,845	2,066,142
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,190	2,191,621
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 B, Special Facilities Floating Rate RB(INS-AMBAC)(c)(l)(u)	3.75%	01/01/2031	1,250	1,250,000
Series 2001 C, Special Facilities Floating Rate RB(INS-AMBAC)(c)(g)(l)(u)	3.90%	12/12/2030	14,625	14,625,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC)(b)(c)	5.50%	08/01/2030	32,040	40,971,150
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	36,580	43,612,871
				179,709,127

Michigan–1.81%

Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	5.50%	10/01/2035	2,740	2,730,684
Series 2015, Ref. Public School Academy RB	5.75%	10/01/2045	3,500	3,510,710
Dearborn Economic Development Corp. (Henry Ford Village Inc. Project); Series 2017, RB (i)	7.50%	11/15/2044	5,000	4,993,950
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,471,565
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,484,323
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	13,648,581
Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/2025	930	642,063
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	635,920
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,406,927
Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,802,855
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,486,352
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-2, Ref. Local Government Loan Program RB(l)	5.00%	07/01/2044	5,125	5,505,121
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,776,160
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,436,480
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,593,490
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	28,000	31,374,000
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,820,775
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, Limited Obligation RB(i)	5.00%	07/01/2036	1,970	2,057,704
Series 2016, Limited Obligation RB(i)	5.00%	07/01/2046	1,000	1,032,140
Series 2016, Limited Obligation RB(i)	5.00%	07/01/2051	2,000	2,057,460
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (l)	7.50%	01/01/2021	1,385	1,365,582
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	32,420	32,587,611
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,727,425
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,189,900
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2036	4,550	4,752,566
Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2046	2,000	2,064,280
Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2051	2,795	2,875,300

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	$4,000	$2,813,360
				172,843,284

Minnesota–1.38%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB (g)(j)	7.00%	11/01/2019	4,070	4,388,885
Anoka (City of) Minnesota (Homestead at Anoka, Inc.); Series 2017, Ref. Housing RB	5.00%	11/01/2046	1,500	1,566,315
Series 2017, Ref. Housing RB	5.50%	11/01/2046	3,700	4,026,377
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/2030	500	515,595
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,032,010
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB (g)(j)	6.75%	03/01/2020	2,500	2,704,850
Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.00%	07/01/2037	375	371,531
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	905	912,810
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,725,279
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	10,500	11,767,665
Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	5.50%	07/01/2035	665	669,615
Series 2015, Charter School Lease RB	5.50%	07/01/2040	2,250	2,251,170
Series 2015, Charter School Lease RB	5.75%	07/01/2046	2,800	2,832,256
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,977,440
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB (g)(j)	7.00%	08/01/2018	18,000	18,152,460
Deephaven (City of) (Seven Hills Preparatory Academy); Series 2017, Charter School Lease RB	5.00%	10/01/2049	1,200	1,202,496
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,878,040
Series 2018, Student Housing RB(i)	4.75%	08/01/2043	600	609,276
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,557,915
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,095,040
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB (g)(j)	6.35%	03/01/2020	2,000	2,150,260
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,852,480
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB(g)(j)	7.38%	12/01/2019	2,000	2,158,740
Series 2009 B, Ref. Health Care & Housing RB(g)(j)	7.38%	12/01/2019	1,555	1,678,420
Sartell (City of) (Country Manor Campus LLC); Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,395,450
St. Paul (City of) (Presbyterian Homes Bloomington); Series 2017, Ref. Sr. Housing & Health Care RB	5.00%	09/01/2042	500	552,320
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	315	324,869
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	910	934,088
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	6.00%	10/01/2035	2,695	2,788,220
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,416,374
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,001,400
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	1,000	1,065,360
Series 2016, Ref. Charter School Lease RB	6.00%	09/01/2051	3,550	3,816,854
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	4,836,550
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,103,460
Series 2011 A, Charter School Lease RB(g)(j)	6.63%	09/01/2021	1,500	1,713,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB	6.38%	12/01/2024	$1,900	$1,480,271
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	3,961,261
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,120,060
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	7,810,575
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB (g)(j)	7.00%	09/01/2019	1,530	1,624,064
West St. Paul (City of) (Walker Westwood Ridge Campus); Series 2017, Ref. Housing & Health Care Facilities RB	4.75%	11/01/2052	375	384,398
Series 2017, Ref. Housing & Health Care Facilities RB	5.00%	11/01/2037	400	421,220
				131,827,319

Mississippi–0.24%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (m)	0.89%	06/01/2023	23,100	23,100,000

Missouri–1.24%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB(e)	7.00%	05/01/2022	1,750	910,000
Series 2002, RB(e)	7.20%	05/01/2033	5,250	2,730,000
Arnold (City of) (Arnold Triangle Redevelopment Project); Series 2009 A, Real Property Tax Increment Allocation RB(g)(j)	7.75%	11/01/2018	505	517,362
Series 2009 B, Sales Tax Increment Allocation RB(g)(j)	6.50%	11/01/2018	995	1,014,323
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,011,000
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,096,892
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	360	357,646
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	1,479,756
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	2,729,231
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	650	553,365
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (q)	3.75%	05/01/2036	3,190	957,000
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (q)	2.00%	12/01/2028	1,250	187,500
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,023,940
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,283,025
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,150	1,153,082
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB (l)	5.25%	10/15/2038	2,100	1,774,395
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (l)	6.45%	05/01/2040	1,964	1,965,237
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB(l)	7.55%	06/15/2022	485	485,626
Series 2000 B, MFH RB(l)	7.55%	06/15/2035	3,430	3,434,699
Kansas City (City of) Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, Tax Allocation RB (i)	5.00%	02/01/2050	2,550	2,618,595
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB(g)(j)	8.00%	05/15/2020	7,000	7,795,200
Series 2010 A, Retirement Community RB(g)(j)	8.25%	05/15/2020	22,000	24,603,700
Series 2010 A, Retirement Community RB(g)(j)	8.25%	05/15/2020	3,500	3,914,225
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2037	2,285	2,457,060
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	5,000	5,326,650

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB (i)	6.00%	06/01/2046	$6,170	$6,161,670
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	195	194,986
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,513,515
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,326,132
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2011 A, RB(b)	5.00%	11/15/2041	6,210	6,758,219
Series 2011 B, RB(b)	5.00%	11/15/2037	10,500	11,441,535
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,535	6,537,287
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village); Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	750,015
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	1,000,020
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.75%	11/15/2047	2,500	2,584,300
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB (g)(j)	5.00%	09/01/2022	3,000	3,352,500
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,205	3,243,236
				118,242,924

Montana–0.04%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2037	1,000	1,057,730
Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2052	2,320	2,429,527
				3,487,257

Nebraska–0.38%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (t)	5.00%	09/01/2042	21,715	23,767,068
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB(g)(j)	6.50%	06/01/2020	5,000	5,443,300
Series 2010 B, Health Care Facilities RB(g)(j)	6.75%	06/01/2020	6,000	6,561,180
				35,771,548

Nevada–0.58%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	3,565	3,566,533
Clark (County of) (Stadium Improvement Bonds); Series 2018 A, Limited Tax GO Bonds (b)	5.00%	05/01/2048	16,650	19,334,813
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB (i)	5.00%	12/15/2038	1,000	1,038,090
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB (i)	5.00%	12/15/2048	2,500	2,579,050
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB (i)	4.38%	06/15/2035	4,000	3,741,720
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (g)(j)	8.00%	06/15/2019	10,300	10,944,677
Las Vegas (City of) Valley Water District; Series 2016 A, Ref. & Improvement Limited Tax GO Bonds (b)	5.00%	06/01/2046	9,665	11,036,850
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, Environmental Improvement Green Bonds (i)(l)	6.25%	12/15/2037	1,000	1,089,870
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB(g)(j)	6.50%	09/01/2018	240	242,762
Series 2008, Special Assessment Limited Obligation Improvement RB(g)(j)	6.75%	09/01/2018	1,395	1,411,893
				54,986,258

New Hampshire–0.13%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB (g)(j)	6.88%	10/01/2019	8,645	9,181,595
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/2031	620	675,620
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,307,729
				12,164,944

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–4.91%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB(l)	5.25%	09/15/2029	$21,000	$22,909,530
Series 2000 B, Special Facility RB(l)	5.63%	11/15/2030	20,000	22,706,800
Series 2003, Special Facility RB(l)	5.50%	06/01/2033	16,480	18,348,502
Series 2012, Special Facility RB(l)	5.75%	09/15/2027	34,325	37,957,958
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.88%	07/01/2028	500	500,815
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,502,235
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 A, RB	6.00%	07/01/2032	1,800	1,827,756
Series 2012 A, RB	6.10%	07/01/2044	3,950	3,989,382
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,281,745
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,131,450
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (l)	5.00%	10/01/2047	8,730	9,481,304
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(l)	5.38%	01/01/2043	24,860	27,214,739
Series 2013, Private Activity RB(l)	5.63%	01/01/2052	22,695	25,081,379
New Jersey (State of) Economic Development Authority; Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,121,700
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	30,604,948
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	26,245,767
Series 2017 DDD, RB	5.00%	06/15/2042	3,000	3,213,720
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, CAB Transportation System RB(INS-AGM)(c)(h)	0.00%	12/15/2034	8,000	4,076,800
Series 2006 C, CAB Transportation System RB(INS-NATL)(c)(h)	0.00%	12/15/2031	16,780	9,486,237
Series 2009 A, Transportation System CAB RB(h)	0.00%	12/15/2038	63,105	24,410,907
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2029	2,110	1,284,652
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2030	8,620	5,008,651
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2031	10,965	6,068,908
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2036	45,555	19,471,118
Series 2011 A, Transportation System RB	5.50%	06/15/2041	12,600	13,203,918
Series 2011 B, Transportation System RB	5.00%	06/15/2042	9,225	9,512,267
Series 2012 AA, Transportation Program RB	5.00%	06/15/2038	10,000	10,406,500
Series 2013 AA, Transportation Program RB	5.00%	06/15/2044	3,645	3,814,638
Series 2014, Transportaion Program Floating Rate Notes (SIFMA Municipal Swap Index + 1.20%) (f)(g)	2.26%	12/15/2021	33,000	33,133,650
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,000	2,209,900
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	11,000	12,690,260
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	5,494,950
Series 2018 A, Ref. RB	5.25%	06/01/2046	10,000	11,267,000
Series 2018 B, Ref. Sub. RB	5.00%	06/01/2046	45,000	48,407,400
				468,067,486

New Mexico–0.42%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,345,400
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,729,600
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,625	4,832,570
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,401,760

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–(continued)

RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/2027	$1,870	$1,871,272
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation RB (i)	6.00%	05/01/2040	8,500	8,647,305
				39,827,907

New York–13.14%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	1,910	1,906,065
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB(h)	0.00%	07/15/2034	14,345	7,771,691
Series 2009, PILOT CAB RB(h)	0.00%	07/15/2044	25,805	8,964,657
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,254,650
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,999,400
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB (b)	5.00%	02/15/2042	26,000	29,803,540
Metropolitan Transportation Authority; Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%) (f)(g)	2.10%	02/01/2022	45,000	45,562,050
Subseries 2005 D-2, VRD RB(LOC-Landesbank Hessen-Thueringen Girozentrale)(m)(n)	0.83%	11/01/2035	900	900,000
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	6,866	7,323,611
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	23,772,994
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,692,191
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	1,998	2,029,657
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	2,340,907
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	10,290	10,289,794
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	64,130	64,106,272
Series 2006 B, CAB Asset-Backed RB(h)	0.00%	06/01/2046	105,990	19,291,240
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,225,625
New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(l)	5.00%	10/15/2027	15,400	16,696,526
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(l)	5.00%	10/15/2028	10,760	11,665,884
Two Hundred Fifth Series 2017, Ref. Consolidated RB(b)	5.25%	11/15/2057	30,750	36,045,457
Two Hundred Series 2017, Ref. Consolidated RB(b)	5.25%	10/15/2057	20,000	23,259,200
Two Hundred Seventh Series 2018, Ref. Consolidated RB(b)(l)	5.00%	09/15/2029	22,235	26,206,393
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(l)	5.65%	10/01/2028	40,070	40,457,878
Series 1997, Industrial Development RB(l)	5.75%	10/01/2036	47,500	47,959,800
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2047	16,470	18,134,129
Series 2014 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2046	15,050	16,563,729
Series 2017 DD, Water & Sewer System RB(b)	5.25%	06/15/2047	14,150	16,658,654
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2036	5,000	5,945,100
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2037	5,000	5,940,700
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB(b)	5.00%	05/01/2042	25,775	28,570,041
Subseries 2012 F-1, Future Tax Sec. RB(b)	5.00%	05/01/2039	14,000	15,317,120
Subseries 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/2042	17,340	19,389,415
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds (b)	5.00%	08/01/2038	31,010	35,539,941
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB(h)	0.00%	06/01/2038	69,350	21,269,645
Series 2005 S-3, Sub. Pass Through CAB RB(h)	0.00%	06/01/2055	150,000	9,582,000
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (b)	5.00%	03/15/2031	15,000	16,155,750
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	49,100	55,340,610
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (b)	5.00%	03/15/2041	26,940	30,157,983

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Energy Research & Development Authority (Niagara); Series 1987 A, VRD PCR(INS-AMBAC)(c)(m)	4.88%	03/01/2027	$10	$10,000
Series 1988 A, VRD PCR(INS-AMBAC)(c)(l)(m)	4.75%	12/01/2023	1,290	1,290,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(m)(n)	0.90%	11/01/2046	7,200	7,200,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2044	11,325	4,004,180
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2045	17,610	5,954,293
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2046	11,220	3,626,416
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2047	12,340	3,811,086
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(i)	5.00%	11/15/2044	50,160	53,336,131
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,753,250
Series 2014, Class 3, Ref. Liberty RB(i)	7.25%	11/15/2044	45,000	53,689,050
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (b)	5.00%	06/15/2034	20,000	20,629,600
New York State Urban Development Corp.; Series 2013 A-1, State Personal Income Tax RB (b)	5.00%	03/15/2043	26,175	28,980,960
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(l)	5.00%	08/01/2026	6,500	6,878,625
Series 2016, Ref. Special Facilities RB(l)	5.00%	08/01/2031	5,000	5,277,350
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB(l)	5.00%	01/01/2032	9,500	10,791,335
Series 2018, Special Facilities RB(l)	5.00%	01/01/2033	16,000	18,090,880
Series 2018, Special Facilities RB(l)	5.00%	01/01/2034	6,000	6,768,360
Series 2018, Special Facilities RB(l)	5.00%	01/01/2036	5,000	5,635,950
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(l)	5.00%	07/01/2046	5,000	5,427,050
Series 2016 A, Special Facilities RB(l)	5.25%	01/01/2050	41,870	45,919,666
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (i)(l)	5.25%	11/01/2042	15,475	15,485,523
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB (h)(i)	0.00%	08/15/2060	368,350	14,247,778
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (i)	5.50%	01/01/2037	2,500	2,499,900
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	7,919,828
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2027	1,985	2,059,596
Series 2013 A, RB	5.00%	07/01/2038	4,000	4,065,760
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. General RB(b)	5.00%	11/15/2037	10,000	11,652,900
Series 2017 B, Ref. General RB(b)	5.00%	11/15/2038	11,000	12,808,840
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	55,250	57,026,840
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	14,500	14,923,110
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (i)(l)	7.00%	06/01/2046	54,000	56,269,080
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,596	4,934,546
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	9,405	9,723,265
				1,252,781,447

North Carolina–0.31%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	18,000	20,287,800
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,212,600
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	904,184
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,587,929

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB (g)(j)	7.75%	03/01/2021	$2,000	$2,297,120
				29,289,633

North Dakota–0.04%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.10%	04/15/2036	1,500	1,517,340
Series 2016, Education Facilities RB	5.20%	04/15/2046	2,000	2,008,560
				3,525,900

Ohio–6.43%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	14,133,179
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,212,262
Series 2016, Ref. RB	5.25%	11/15/2046	14,000	15,412,320
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	56,285	55,670,931
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	955	953,787
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	46,740	46,738,598
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	91,670	91,668,167
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	11,915	12,058,457
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	21,205	21,913,671
Series 2007 B, First Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2047	336,460	27,939,638
Butler (County of) Port Authority (Storypoint Fairfield); Sr. Series 2017 A-1, RB(i)	6.25%	01/15/2034	500	524,370
Sr. Series 2017 A-1, RB(i)	6.38%	01/15/2043	1,175	1,232,375
Sr. Series 2017 A-1, RB(i)	6.50%	01/15/2052	3,100	3,258,100
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (i)	6.75%	01/01/2044	14,900	15,557,984
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (l)	5.38%	09/15/2027	4,190	4,202,654
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	23,945	25,131,235
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	16,320	18,051,715
Series 2017, Ref. Hospital RB	5.50%	02/15/2057	54,555	60,217,809
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,283,448
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	29,260	33,607,158
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,004,168
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,387,565
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (g)(j)	6.25%	06/01/2021	5,850	6,570,310
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,121,460
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	6,948,630
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	38,560	40,497,640
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	13,480	14,133,645
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	900	906,489
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,354,607
Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB(l)	5.60%	08/01/2032	14,765	14,788,181
Series 1998, Solid Waste Disposal RB(l)	5.65%	03/01/2033	13,000	13,020,280
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR(e)	5.63%	06/01/2018	1,135	1,089,600
Series 2009 D, Ref. PCR(e)(g)	4.25%	09/15/2021	2,000	1,920,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (i)(l)	4.50%	01/15/2048	500	520,175

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (g)	4.38%	06/01/2022	$3,500	$3,360,000
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. Hospital Facilities Improvement RB	5.00%	12/01/2035	1,750	1,839,985
Series 2015, Ref. Hospital Facilities Improvement RB	5.00%	12/01/2043	6,695	6,965,679
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,179,149
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB(i)	6.13%	01/15/2034	2,000	2,081,920
Series 2016 A-1, RB(i)	6.25%	01/15/2043	5,000	5,202,000
Series 2016 A-1, RB(i)	6.38%	01/15/2051	4,000	4,173,160
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	5,102,100
				612,934,601

Oklahoma–1.56%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	2,724,000
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,927,224
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	1,706,978
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	6,984,603
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	12,750	8,970,007
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2052	33,500	38,305,910
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB	6.63%	11/01/2036	1,750	875,000
Series 2016 A, RB	6.88%	11/01/2046	3,710	1,855,000
Series 2016 A, RB	7.00%	11/01/2051	3,650	1,825,000
Series 2016 B-1, RB	5.25%	11/01/2024	2,500	1,250,000
Tulsa (City of) Municipal Airport Trust; Series 2000 B, Ref. RB(l)	5.50%	06/01/2035	10,500	11,324,460
Series 2001 A, Ref. RB(l)	5.50%	12/01/2035	15,000	16,177,800
Series 2001 B, Ref. RB(l)	5.50%	12/01/2035	43,250	46,645,990
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB(g)(j)	7.25%	05/01/2020	2,100	2,303,700
Series 2010 A, Senior Living Community RB(g)(j)	7.25%	05/01/2020	5,350	5,868,950
				148,744,622

Oregon–0.12%

Clackamas (County of) Hospital Facility Authority (Willamette View); Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2032	500	549,230
Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2037	500	544,100
Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2052	2,750	2,962,272
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	250	269,230
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,157,379
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,517,150
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (i)	6.38%	11/01/2033	1,000	1,044,330
				11,043,691

Pennsylvania–1.55%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,277,926
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,155	1,218,848
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (e)(g)	4.38%	07/01/2022	925	888,000
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB (g)(j)	7.13%	07/01/2019	2,145	2,265,313

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/2032	$2,320	$2,467,552
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,441,035
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	8,000	8,326,320
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,094,410
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,002,710
DuBois (City of) Hospital Authority (Penn Highlands Healthcare; Series 2018, Ref. Hospital RB	5.00%	07/15/2043	7,000	7,850,640
DuBois (City of) Hospital Authority (Penn Highlands Healthcare; Series 2018, Ref. Hospital RB	4.00%	07/15/2043	5,250	5,279,032
Series 2018, Ref. Hospital RB	4.00%	07/15/2048	3,000	3,004,650
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(m)(n)	1.06%	10/15/2025	500	500,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,487,658
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/2044	5,278	5,289,320
Series 2014 B, Conv. CAB RB(d)	7.50%	02/01/2044	1,379	451,983
Series 2014 C, RB(h)	0.00%	02/01/2044	4,122	701
Montgomery (County of) Higher Education & Health Authority (Thomas Jefferson University); Series 2018 C, Floating Rate RB (SIFMA Municipal Swap Index + 0.72%) (f)(g)	1.78%	09/01/2023	5,000	5,000,600
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,302,320
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (g)(j)	7.00%	12/01/2021	6,000	6,989,220
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (b)	5.00%	06/15/2034	15,450	17,224,124
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (l)	5.50%	11/01/2044	4,000	4,240,920
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,560,671
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (l)	6.00%	06/01/2031	15,000	15,028,500
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (d)	6.00%	12/01/2037	7,000	5,305,650
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2049	3,315	3,523,580
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,278,525
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,032,900
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,072,076
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB (g)(j)	6.00%	08/01/2020	500	542,915
Philadelphia (City of) Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,480,709
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,071,976
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,661,145
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(i)	6.50%	06/15/2033	2,000	2,103,740
Series 2013, RB(i)	6.75%	06/15/2043	8,000	8,413,680
				147,679,349

Puerto Rico–1.98%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	19,760	19,760,395
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	26,090	26,024,775
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	5,220	5,202,461
Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	378,980	38,818,921

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2004 PP, Ref. RB(INS-NATL)(c)	5.00%	07/01/2023	$755	$757,786
Series 2005 SS, Ref. RB(INS-NATL)(c)	5.00%	07/01/2024	5,565	5,582,085
Series 2007 VV, Ref. RB(INS-AGM)(c)	5.25%	07/01/2031	20,000	22,252,000
Series 2007 VV, Ref. RB(INS-NATL)(c)	5.25%	07/01/2024	4,560	4,723,066
Series 2008 WW, RB(e)	5.00%	07/01/2028	5,440	2,162,400
Series 2010 CCC, RB(e)	5.25%	07/01/2027	830	329,925
Series 2010 DDD, Ref. RB	5.00%	07/01/2021	3,705	1,472,738
Series 2012 A, RB(e)	4.80%	07/01/2029	1,850	726,125
Series 2012 A, RB(e)	5.00%	07/01/2029	7,000	2,747,500
Series 2012 A, RB(e)	5.00%	07/01/2042	8,815	3,459,887
Series 2013 A, RB(e)	7.00%	07/01/2033	2,600	1,020,500
Series 2013 A, RB(e)	7.00%	07/01/2043	6,970	2,735,725
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(c)	6.00%	07/01/2024	7,970	7,977,890
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. Sub. Unlimited Tax GO Bonds(INS- NATL)(c)	6.00%	07/01/2027	21,000	21,020,160
Series 2003 C-7, Ref. Sub. Unlimited Tax GO Bonds(INS-NATL)(c)	6.00%	07/01/2028	4,500	4,504,140
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB(INS-NATL)(c)(h)	0.00%	08/01/2041	5,000	1,330,200
Series 2007 A, CAB Sales Tax RB(INS-NATL)(c)(h)	0.00%	08/01/2044	56,000	12,564,160
Series 2007 A, CAB Sales Tax RB(INS-NATL)(c)(h)	0.00%	08/01/2045	1,305	277,234
Series 2011 C, Sr. Lien Sales Tax RB(e)	5.00%	08/01/2040	5,000	3,550,000
				189,000,073

Rhode Island–0.05%

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(g)(j)	6.25%	05/15/2019	2,000	2,085,120
Series 2009 A, Hospital Financing RB(g)(j)	7.00%	05/15/2019	2,500	2,622,725
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	31,037
				4,738,882

South Carolina–0.04%

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,029,300
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,065,080
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2042	250	262,450
				3,356,830

Tennessee–0.46%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	13,000	13,607,880
Memphis (City of) & Shelby (County of) Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. Sr. Tall Allocation Incremental RB	5.63%	01/01/2046	250	267,678
Series 2017 A, Ref. Sr. Tax Allocation Incremental RB	5.50%	07/01/2037	250	268,450
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	2,730	2,732,593
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	13,467,720
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB (g)(j)	9.25%	04/01/2019	12,655	13,420,881
				43,765,202

Texas–9.37%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (l)(p)	6.50%	11/01/2029	9,265	93

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	$2,500	$2,697,550
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2046	1,325	1,326,815
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,061,720
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (g)(j)	6.20%	07/01/2020	2,000	2,169,860
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (l)	7.00%	01/01/2039	3,750	3,754,913
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB(g)(j)	5.25%	07/01/2022	7,100	7,936,593
Series 2012, Ref. RB(g)(j)	5.50%	07/01/2022	13,410	15,120,043
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	7,945,895
Celina (City of); Series 2015, Special Assessment RB	5.38%	09/01/2028	650	654,511
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	250,993
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	1,006,380
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB (g)(j)	6.75%	01/01/2021	17,500	19,510,400
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB (g)(j)	5.75%	08/15/2021	1,130	1,256,481
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015, Education RB	5.75%	08/15/2038	1,000	1,041,110
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,284,960
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB (g)(j)	6.25%	12/01/2020	5,000	5,512,700
Grand Parkway Transportation Corp.; Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	11,258,200
Series 2013 B, Sub. Tier Toll Conv. CAB RB(d)	5.85%	10/01/2048	17,000	15,855,220
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	47,464,872
Series 2013 B, Sub. Tier Toll RB(b)	5.25%	10/01/2051	24,405	27,484,423
Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	485	487,895
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	6,991,987
Series 2003, Sub. Lien Independent Senior Living Center RB(r)	7.50%	01/01/2034	610	61,000
Series 2003, Sub. Lien Independent Senior Living Center RB(r)	7.63%	01/01/2020	345	34,500
Series 2003, Sub. Lien Independent Senior Living Center RB(r)	7.75%	01/01/2034	3,595	359,500
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	5,350	5,497,928
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	7,530	7,704,621
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB(e)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB(e)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB(e)	6.38%	11/15/2019	1,210	12
Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/2033	2,500	2,504,575
Series 2008, RB	6.00%	02/15/2038	5,155	5,163,815
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (l)	6.63%	07/15/2038	14,000	15,431,640
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (l)	4.75%	07/01/2024	685	741,567
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (l)	5.00%	07/01/2029	11,750	12,787,172
Houston (City of); Series 2011 A, Ref. First Lien Utility System RB(b)	5.25%	11/15/2031	18,360	19,782,533
Series 2015 B-1, Airport System RB(l)	5.00%	07/15/2030	15,000	16,395,600
Series 2015 B-1, Airport System RB(l)	5.00%	07/15/2035	21,545	23,323,971
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(g)(j)	6.50%	05/15/2021	270	303,858
Series 2011, RB(g)(j)	6.50%	05/15/2021	230	258,842
Series 2011 A, RB(g)(j)	6.88%	05/15/2021	790	897,487
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(g)(j)	6.25%	08/15/2019	1,210	1,272,860
Series 2009 A, RB(g)(j)	6.38%	08/15/2019	7,225	7,610,959
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (i)	5.60%	08/15/2045	4,420	4,614,480

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Leander Independent School District; Series 2014 C, Unlimited Tax CAB GO Bonds(g)(h)(j)	0.00%	08/15/2024	$71,355	$16,452,322
Series 2014 C, Unlimited Tax CAB GO Bonds(g)(h)(j)	0.00%	08/15/2024	50,000	12,259,000
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(g)(h)(j)	0.00%	08/15/2024	425	197,034
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(CEP-Texas Permanent School Fund)(h)	0.00%	08/15/2037	3,645	1,605,331
Lone Star College System; Series 2009, Limited Tax GO Bonds (b)(g)(j)	5.00%	08/15/2019	23,200	24,105,728
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase); Series 2015, Special Assessment RB	5.13%	09/15/2028	500	504,445
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	403,164
Series 2015, Special Assessment RB	5.50%	09/15/2040	780	783,830
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB (i)(l)	6.50%	12/01/2033	10,900	10,795,142
Mission Economic Development Corp. (Natgasoline); Series 2016 A, Sr. Lien RB(i)(l)	5.75%	10/01/2031	16,500	17,105,715
Series 2016 B, Sr. Lien RB(i)(l)	5.75%	10/01/2031	14,695	15,234,453
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,310,203
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, Sr. Living RB	5.00%	07/01/2037	1,830	1,841,712
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	750	776,670
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	11,590	11,907,218
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2016 A, Ref. Education RB(i)	5.00%	08/15/2046	2,500	2,492,325
Series 2017 A, Education RB(i)	5.00%	08/15/2037	2,000	2,006,300
Series 2017 A, Education RB(i)	5.13%	08/15/2047	2,085	2,090,025
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2047	3,000	3,151,380
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	4,818,699
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facility RB	5.50%	01/01/2049	1,000	1,068,060
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB(i)	5.50%	08/15/2035	845	900,145
Series 2015 A, Education RB(i)	5.75%	08/15/2045	2,015	2,156,735
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,209,410
North Texas Tollway Authority; Series 2011 B, Special Project System CAB RB(g)(h)(j)	0.00%	09/01/2031	15,500	6,707,160
Series 2017 A, Ref. First Tier System RB(b)	5.00%	01/01/2043	16,800	19,306,560
Series 2017 A, Ref. First Tier System RB	5.00%	01/01/2043	4,075	4,682,990
Series 2017 A, Ref. First Tier System RB(b)	5.00%	01/01/2048	14,000	16,038,960
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (g)(j)	5.88%	09/01/2018	805	813,155
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB(g)(j)	6.25%	08/15/2019	570	599,612
Series 2009 A, Education RB(g)(j)	6.50%	08/15/2019	5,215	5,501,304
Series 2009 A, Education RB(g)(j)	6.50%	08/15/2019	1,105	1,164,979
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB (g)(i)(l)	7.25%	02/13/2020	73,500	76,959,645
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	2,250	2,586,060
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,154,760
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,823,800
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB(e)(k)	5.45%	11/15/2038	2,055	0
Series 2013, Retirement Facility RB(e)(k)	5.75%	11/15/2039	1,693	0
Series 2013, Retirement Facility RB(e)(k)	6.05%	11/15/2046	5,998	0
Series 2013, Retirement Facility RB(e)(k)	6.05%	11/15/2046	1,295	0
Series 2013, Retirement Facility RB(e)(k)	6.15%	11/15/2049	2,904	0
Series 2013, Retirement Facility RB(e)(k)	6.25%	05/09/2053	659	0

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB (g)(j)	6.70%	08/15/2020	$1,000	$1,100,050
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (e)(l)	8.00%	07/01/2038	37,110	8,906,400
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB(g)(j)	6.13%	11/15/2019	1,000	1,060,310
Series 2009, Retirement Facility RB(g)(j)	6.38%	11/15/2019	7,150	7,606,671
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,500,135
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,482,550
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,357,055
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, Retirement Facility RB	6.63%	11/15/2037	1,745	1,952,830
Series 2017, Retirement Facility RB	6.75%	11/15/2047	9,625	10,783,561
Series 2017, Retirement Facility RB	6.75%	11/15/2052	1,465	1,635,760
Series 2017, TEMPS-50SM Retirement Facility RB	3.88%	11/15/2022	750	750,233
Series 2017, TEMPS-65SM Retirement Facility RB	4.50%	11/15/2023	2,250	2,267,190
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,345	1,346,264
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,600,976
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,118,170
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	15,975	17,389,906
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	33,545	36,418,129
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, Retirement Community RN (i)	10.00%	03/15/2023	4,250	4,249,150
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB(e)	4.13%	11/15/2028	1,775	1,248,872
Series 2017 A, Retirement Facility RB(e)	4.38%	11/15/2034	595	417,886
Series 2017 A, Retirement Facility RB(e)	4.63%	11/15/2041	3,125	2,192,875
Series 2017 A, Retirement Facility RB(e)	4.88%	11/15/2048	7,000	4,909,870
Series 2017 A, Retirement Facility RB(e)	5.00%	11/15/2055	13,000	9,116,120
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,140,572
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	3,640	3,621,800
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,815	6,780,925
Series 2009 B, Retirement Facility Floating Rate RB(g)(v)	5.00%	11/15/2018	1,245	1,152,135
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA)(l)	6.90%	07/02/2024	50	50,796
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	10,000	10,885,500
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(l)	5.00%	12/31/2045	8,365	9,094,679
Series 2016, Sr. Lien RB(l)	5.00%	12/31/2050	3,845	4,164,558
Series 2016, Sr. Lien RB(l)	5.00%	12/31/2055	23,135	25,010,092
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	37,785,289
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	13,415	14,337,147
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(l)	6.75%	06/30/2043	17,450	20,188,428
Series 2013, Sr. Lien RB(l)	7.00%	12/31/2038	4,000	4,694,160
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,048,390
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB(g)(j)	6.88%	02/15/2020	1,455	1,571,967
Series 2010 A, Education RB(g)(j)	7.13%	02/15/2020	1,810	1,963,017

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (i)	7.00%	12/01/2034	$3,170	$3,175,674
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	4,185	4,314,484
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB(g)(j)	7.00%	11/01/2020	2,005	2,236,999
Series 2010, RB	7.00%	11/01/2030	385	412,366
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB(g)(j)	5.38%	09/01/2019	465	485,251
Series 2009, Tax Increment Allocation Contract RB(g)(j)	5.50%	09/01/2019	2,250	2,351,408
				893,211,367

Utah–0.60%

Salt Lake City (City of); Series 2017 A, Airport RB (b)(l)	5.00%	07/01/2042	39,025	44,223,130
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB (i)	5.63%	07/15/2037	2,700	2,699,892
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,680,046
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	723,171
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,327,012
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,650,350
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/2022	580	608,072
Series 2012, RB	6.30%	07/15/2032	850	925,115
Series 2012, RB	6.55%	07/15/2042	2,000	2,176,560
				57,013,348

Virgin Islands–0.35%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	3,768,750
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,230,850
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	11,457,625
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	3,700	3,371,625
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	7,575	6,902,719
Series 2012 A, RB(i)	5.00%	10/01/2032	5,730	5,114,025
				33,845,594

Virginia–1.70%

Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	1,635	1,718,025
Series 2016 A, Tax Allocation RB	5.50%	03/01/2046	7,500	7,885,050
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (e)	6.25%	03/01/2037	8,499	2,974,650
Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	5,005,050
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,502,530
New Port Community Development Authority; Series 2006, Special Assessment RB(e)	5.50%	09/01/2026	492	223,860
Series 2006, Special Assessment RB(e)	5.60%	09/01/2036	1,670	759,850
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.25%	09/01/2024	6,480	6,489,072
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,605	7,614,734
Series 2007, Special Obligation RB	6.45%	09/01/2037	7,671	7,728,916
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	21,034,790
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	3,017,280
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (l)	5.50%	01/01/2042	21,975	23,961,320

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (l)	5.00%	01/01/2040	$40,550	$43,193,860
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (l)	5.00%	12/31/2052	18,000	19,774,440
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB (g)(j)	7.75%	01/01/2019	5,000	5,160,500
				162,043,927

Washington–1.96%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,892,838
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB (e)	6.30%	01/01/2025	2,000	20
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	518,005
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,148,480
King (County of) Public Hospital District No. 4; Series 2015 A, RB	5.75%	12/01/2030	3,000	3,025,380
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,710,749
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,569,151
King (County of); Series 2011 B, Ref. Sewer RB (b)(g)(j)	5.00%	01/01/2021	38,540	41,386,950
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (l)	5.00%	04/01/2030	19,500	21,321,495
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2010, RB	5.75%	12/01/2035	6,000	6,353,280
Series 2010, RB	6.00%	12/01/2030	3,160	3,384,392
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (g)(j)	7.00%	07/01/2019	9,145	9,640,750
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (g)(j)	7.38%	03/01/2019	11,300	11,765,899
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	3,000	3,361,140
Series 2017, Ref. RB	5.00%	08/15/2036	2,365	2,641,800
Series 2017, Ref. RB	5.00%	08/15/2037	2,630	2,935,632
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (g)(j)	5.63%	10/01/2019	3,415	3,581,959
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	750	781,313
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,756,967
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	8,650	8,910,279
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,308,154
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,602,255
Series 2015 B-1, TEMPS-85SM RB(i)	5.50%	01/01/2024	7,000	7,003,990
Series 2015 B-2, TEMPS-65SM RB(i)	4.88%	01/01/2022	505	505,192
Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. Non-profit RB (i)	5.00%	07/01/2048	1,650	1,722,105
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB (i)	5.00%	01/01/2051	10,600	11,134,876
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill); Series 2016, Ref. Non-Profit RB(i)	5.00%	07/01/2041	1,000	1,029,410
Series 2016, Ref. Non-Profit RB(i)	5.00%	07/01/2046	1,000	1,024,660
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (b)(g)(j)	5.00%	02/01/2019	18,450	18,859,959
				186,877,080

West Virginia–0.54%

Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,275,070
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497)(i)	7.00%	06/01/2035	1,000	500,000
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,028,155

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB (i)	5.75%	06/01/2043	$2,500	$2,619,675
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (i)(l)	7.25%	02/01/2036	10,965	10,624,646
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	995	1,000,602
Series 2008, RB	6.50%	10/01/2038	14,000	14,089,740
Series 2008, RB	6.75%	10/01/2043	13,150	13,218,117
				51,356,005

Wisconsin–4.84%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(i)	6.25%	08/01/2027	11,000	11,724,900
Series 2017, Limited Obligation Grant RB(i)	6.75%	08/01/2031	23,340	25,336,504
Series 2017, Limited Obligation PILOT RB(i)	6.50%	12/01/2037	25,000	28,786,250
Series 2017, Limited Obligation PILOT RB(i)	6.75%	12/01/2042	12,270	14,249,642
Public Finance Authority (KU Campus Development Corporation - Central District Development Project); Series 2016, Lease Development RB (b)	5.00%	03/01/2041	24,000	26,766,240
Public Finance Authority (Million Air Two LLC General Aviation Facilities) Series 2017, Ref. Special Facilities RB (i)(l)	7.13%	06/01/2041	7,000	7,190,400
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (l)	5.25%	04/01/2030	4,000	4,294,080
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB (i)	5.00%	03/01/2052	500	534,980
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (l)	5.75%	11/01/2037	4,000	4,010,360
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	2,615	2,666,829
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/2028	745	711,937
Series 2008, RB	7.25%	06/01/2038	1,000	957,970
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,115,820
Series 2017, Ref. RB	5.00%	08/01/2037	5,445	5,565,117
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	38,800	43,986,008
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2037	860	904,195
Series 2017, Ref. RB	5.00%	06/01/2041	955	1,000,916
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/2018	185	185,315
Series 1998, RB	5.75%	10/01/2028	2,485	2,485,870
Series 1998, Special Term RB	5.90%	10/01/2028	315	315,145
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,706,435
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB(g)(j)	7.25%	09/15/2019	4,000	4,271,400
Series 2009 A, RB(g)(j)	7.63%	09/15/2019	1,000	1,072,580
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2010, RB	7.00%	08/01/2033	2,000	2,001,220
Series 2012, RB	5.75%	08/01/2035	3,215	3,249,497
Series 2012, RB	5.88%	08/01/2042	3,170	3,207,374
Series 2013, RB	7.00%	08/01/2043	6,500	6,786,585
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(i)	6.25%	10/01/2031	2,475	2,446,142
Series 2017 A, RB(i)	6.85%	10/01/2047	15,485	15,493,517
Series 2017 A, RB(i)	7.00%	10/01/2047	250	252,690
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation PILOT RB (i)	7.00%	12/01/2050	21,000	24,332,700

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB(i)	5.00%	06/01/2036	$4,225	$4,283,305
Series 2016 A, RB(i)	5.13%	06/01/2048	7,000	7,116,970
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB(i)	5.75%	11/01/2024	1,440	1,446,206
Series 2017 A, Sr. RB(i)	6.25%	11/01/2028	2,525	2,577,722
Series 2017 A, Sr. RB(i)	6.85%	11/01/2046	28,515	29,694,095
Series 2017 B, Sub. RB(i)	8.50%	11/01/2046	8,000	8,324,720
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB (l)	5.00%	09/30/2049	13,000	14,353,950
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, Educational Facility RB (i)	6.13%	02/01/2048	4,285	4,341,991
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	245	256,922
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,195,354
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	11,685,593
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	4,619,720
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB(e)	5.50%	12/01/2035	4,000	2,800,000
Series 2015, RB(e)	5.75%	12/01/2045	6,660	4,662,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2037	1,000	1,103,180
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2042	3,040	3,339,926
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2047	1,225	1,341,926
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2052	3,300	3,602,313
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facilities RB(l)	7.25%	06/01/2035	6,965	7,215,740
Series 2017 B, Ref. Special Facilities RB(i)(l)	6.00%	06/01/2022	1,585	1,572,272
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	18,025	19,205,998
Series 2018 A, RB	5.35%	12/01/2045	30,500	32,801,835
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, Senior Living RB (i)	6.00%	11/15/2049	2,500	2,725,275
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/2042	6,340	6,794,895
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	8,118,000
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/2022	480	509,678
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,568,117
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,379,586
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(i)	5.00%	12/01/2031	6,830	7,129,769
Series 2016, Higher Education Facility RB(i)	5.25%	12/01/2039	7,535	7,867,143
				461,242,819

Wyoming–0.08%

Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR (m)	0.91%	10/01/2044	900	900,000
West Park Hospital District (West Park Hospital); Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,185,200
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,331,469
				7,416,669
Total Municipal Obligations (Cost $10,066,054,634)				10,545,461,947

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds & Notes–0.09%

Texas–0.09%

Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/2013; Cost $0) (i)(k)	2.00%	02/25/2048	$135	$0
Texas Pellets Inc./German Pellets Texas LLC, Sr. Sec. Bonds(i)	8.00%	09/30/2018	8,000	8,031,600
Total Bonds & Notes (Cost $8,000,000)				8,031,600
TOTAL INVESTMENTS IN SECURITIES(w)–110.72% (Cost $10,074,054,634)				10,553,493,547
FLOATING RATE NOTE OBLIGATIONS–(12.49)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018 and contractual maturities of collateral ranging from 07/01/2022 to 11/15/2057 (See Note 1D)(x)				(1,190,765,000)
OTHER ASSETS LESS LIABILITIES–1.77%				169,241,850
NET ASSETS–100.00%				$9,531,970,397

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Connie Lee	—	Connie Lee Insurance Co.
Conv.	—	Convertible
COP	—	Certificates of Participation
Ctfs.	—	Certificates
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
SIFMA	—	Securities Industry and Financial Markets Association
Sr.	—	Senior
Sub.	—	Subordinated
TAN	—	Tax Anticipation Notes
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
USD	—	U.S. Dollar
VRD	—	Variable Rate Demand
Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2018 was $69,563,024, which represented less than 1% of the Fund’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Zero coupon bond issued at a discount.

(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $1,255,509,164, which represented 13.17% of the Fund’s Net Assets.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(l)	Security subject to the alternative minimum tax.

(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(o)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $39,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(p)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2018 was $6,531,322, which represented less than 1% of the Fund’s Net Assets.

(q)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(r)	Restructured security not accruing interest income. The aggregate value of these securities at May 31, 2018 was $489,850, which represented less than 1% of the Fund’s Net Assets.

(s)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(t)	Security subject to crossover refunding.

(u)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.

(v)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect on May 31, 2018.

(w)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(x)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Fund’s investments with a value of $1,967,521,895 are held by TOB Trusts and serve as collateral for the $1,190,765,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a

Invesco High Yield Municipal Fund

C.	Country Determination – (continued)

principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – (continued)

the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco High Yield Municipal Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,541,881,008	$3,580,939	$10,545,461,947
Bonds & Notes	—	8,031,600	—	8,031,600
Investments Matured	—	895,807	10,000,000	10,895,807
Total Investments	$—	$10,550,808,415	$13,580,939	$10,564,389,354

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal

Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	VK-ITMI-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.60%

Alabama–2.20%

Alabama (State of) Port Authority; Series 2017 A, Ref. Docks Facilities RB (INS-AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,968,090
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(a)	5.00%	09/01/2025	1,500	1,709,835
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(a)	5.00%	09/01/2028	1,500	1,703,340
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	100	109,859
Series 2016, RB	5.50%	06/01/2030	2,000	2,200,600
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	5,936,600
Pell City (City of) Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2012, RB	5.00%	12/01/2021	2,250	2,462,197
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,246,245
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.90%) (c)(d)	2.19%	04/01/2024	4,875	4,875,049
Series 2018 C, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.65%) (c)(d)	1.71%	04/01/2024	1,625	1,625,845
				29,837,660

Alaska–0.20%

Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB(d)(e)	5.00%	09/01/2018	245	246,999
Series 2009, RB(d)(e)	5.00%	09/01/2018	5	5,040
Series 2009, RB(d)(e)	5.25%	09/01/2018	390	393,417
Series 2009, RB(d)(e)	5.25%	09/01/2018	10	10,086
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB(d)(e)	5.50%	09/01/2019	1,000	1,046,340
Series 2009, Lease RB(INS-AGC)(a)	5.00%	09/01/2019	1,000	1,038,840
				2,740,722

Arizona–3.36%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,817,588
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. Education RB (f)	5.00%	07/01/2037	630	656,095
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,111,260
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,235,152
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,130,806
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,148,742
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	50	50,938
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,000	1,068,050
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	5.75%	07/01/2024	1,000	1,079,570
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,276,060
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	5,000	5,845,450
Pima (County of) Industrial Development Authority (American Leadership Academy); Series 2017, Education Facility RB (f)	4.75%	06/15/2037	3,500	3,503,745
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	465	495,109
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	709,777

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.00%	07/01/2033	$2,245	$2,233,169
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (e)	5.25%	12/01/2018	170	173,009
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(d)(e)	5.00%	01/01/2019	1,000	1,019,540
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2034	5,500	6,462,445
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2020	700	721,336
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2021	485	503,221
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2022	570	592,059
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2023	825	860,450
Series 2013 B, Unlimited Tax GO Bonds(f)	5.00%	07/15/2023	455	473,487
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,183,720
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	1,000	1,132,690
				45,483,468

Arkansas–0.11%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,513,582

California–8.31%

California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (g)	0.00%	06/01/2033	3,490	1,455,400
California (State of) (Kindergarten-University); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(h)(i)	0.81%	05/01/2034	310	310,000
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB(d)(e)	5.00%	01/01/2022	1,230	1,368,830
Series 2011, RB	5.00%	01/01/2028	270	292,461
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (e)(f)	5.50%	07/01/2018	195	195,612
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (b)(f)	5.00%	07/01/2027	7,000	7,600,250
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(h)(i)	0.65%	11/01/2026	3,700	3,700,000
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,230	1,339,408
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	440	470,070
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB (f)	5.00%	11/01/2032	1,135	1,253,199
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,319,020
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (d)(e)	6.25%	08/01/2019	1,665	1,747,334
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (f)	6.25%	11/15/2019	265	276,573
California (State of); Series 2012 B, Ref. Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 1.15%) (c)	2.21%	05/01/2020	2,000	2,023,820
Series 2013 B, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%) (c)(d)	1.44%	12/01/2022	4,000	4,011,800
Series 2013 C, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.70%) (c)(d)	2.04%	12/01/2020	4,000	4,038,360
Series 2016 B, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.76%) (c)(d)	2.10%	12/01/2021	2,000	2,027,940
Series 2017, Ref. Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2033	4,000	4,346,200
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,197,812
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,108,670
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	886,148
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,138,930

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (d)	5.00%	01/15/2020	$5,000	$5,155,900
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,071,460
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,650	5,678,250
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,187,420
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2029	4,000	4,578,880
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2026	4,000	4,601,520
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	488,623
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	480,600
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	411,150
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	795,626
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	572,705
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Local Agency Special Tax RB	5.00%	09/01/2028	2,300	2,592,537
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 B, Ref. RB (b)	5.00%	05/15/2029	2,000	2,389,260
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,326,400
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,108,060
Oakland Unified School District (County of Alameda, California); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,180,130
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,363,916
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	640,337
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	499,203
Regents of the University of California; Series 2009 O, General RB(d)(e)(j)	5.75%	05/15/2019	795	827,341
Series 2009 O, General RB(d)(e)(j)	5.75%	05/15/2019	1,185	1,233,206
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,569,570
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	2,000	2,006,240
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,090,290
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (b)	5.00%	07/01/2023	700	788,242
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (b)	5.00%	05/01/2023	2,000	2,166,900
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(d)(e)	6.00%	08/01/2019	1,085	1,141,474
Series 2009 D, Tax Allocation RB(d)(e)	6.25%	08/01/2019	1,000	1,054,910
Series 2011 D, Tax Allocation RB(d)(e)	6.63%	02/01/2021	500	563,865
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	821,415
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	443,564
San Jose (City of); Series 2011 A-1, Airport RB (b)	5.25%	03/01/2026	2,000	2,157,480
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM)(a)	5.50%	08/01/2026	3,195	3,532,424
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,116,695
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,308,180
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,102,440
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(a)(d)	3.20%	06/01/2020	4,245	4,255,146
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,200,520
				112,609,716

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–1.31%

Centerra Metropolitan District No. 1 (In the City of Loveland);; Series 2017, Ref. Special Tax Allocation RB (f)	5.00%	12/01/2029	$4,000	$4,304,720
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(f)	5.00%	12/01/2025	550	566,044
Series 2015 A, Ref. RB(f)	5.50%	12/01/2030	750	784,628
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.00%	01/15/2022	750	795,202
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,038,420
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds(j)	5.00%	08/01/2024	2,000	2,010,680
Series 2008, Unlimited Tax GO Bonds(j)	5.00%	08/01/2025	500	502,655
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB (b)	5.00%	10/01/2032	3,000	3,242,490
Denver (City & County of); Series 2012 A, Airport System RB (b)	5.00%	11/15/2022	740	824,323
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB(f)	5.00%	12/01/2021	1,045	1,118,453
Series 2013, Ref. Tax Allocation RB(f)	5.00%	12/01/2022	500	539,980
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (f)	4.13%	12/15/2027	1,000	1,013,870
University of Colorado; Series 2009 A, Enterprise RB (d)(e)	5.50%	06/01/2019	1,000	1,037,110
				17,778,575

Connecticut–0.87%

Connecticut (State of) (Transportation Infrastructure); Series 2018, Special Tax Obligation RB	5.00%	01/01/2033	4,000	4,536,720
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (b)	5.50%	04/01/2021	1,000	1,088,440
University of Connecticut; Series 2017 A, RB	5.00%	01/15/2034	5,560	6,179,773
				11,804,933

District of Columbia–1.13%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,305,170
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2034	3,000	3,474,480
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB (g)	0.00%	10/01/2037	5,000	2,131,900
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB (b)	5.00%	10/01/2034	2,215	2,523,372
Washington Metropolitan Area Transit Authority; Series 2017 A-2, Ref. Gross RB	5.00%	07/01/2033	4,150	4,884,384
				15,319,306

Florida–3.60%

Atlantic Beach (City of) (Fleet Landing); Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	621,093
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	473,994
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	408,937
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (f)	5.00%	07/01/2032	2,045	2,148,416
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,059,500
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,220,160
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.25%	05/15/2026	1,215	1,334,459
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,173,860
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,498,750
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,087,600
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (f)	6.00%	06/15/2035	1,265	1,338,459
Gainesville (City of); Series 2017 A, Utilities System RB	5.00%	10/01/2032	2,990	3,545,333

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Manatee (County of) School District; Series 2017, Sales Tax RB(INS-AGM)(a)	5.00%	10/01/2029	$1,000	$1,166,680
Series 2017, Sales Tax RB(INS-AGM)(a)	5.00%	10/01/2031	3,000	3,474,660
Series 2017, Sales Tax RB(INS-AGM)(a)	5.00%	10/01/2032	1,250	1,441,475
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2024	1,990	2,134,912
Series 2012, RB	5.50%	11/15/2032	1,670	1,833,309
Miami (City of) Health Facilities Authority (Miami Jewish Health System, Inc.); Series 2017, Ref. Health Facilities RB	5.00%	07/01/2025	600	676,776
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2026	1,135	1,285,387
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2027	1,000	1,130,680
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,222,040
Series 2016 A, Ref. Toll System RB	5.00%	07/01/2028	1,625	1,895,790
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,109,370
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,382,200
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,322,989
Reedy Creek Improvement District; Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	969,677
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	895,768
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM)(a)(b)	5.00%	10/01/2018	1,000	1,010,320
				48,862,594

Georgia–0.99%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	300	308,769
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,026,200
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2033	1,870	2,131,557
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (f)	5.75%	06/15/2037	1,540	1,597,026
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. Sales Tax RB	5.00%	07/01/2032	7,150	8,369,790
				13,433,342

Guam–0.56%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (e)	5.50%	12/01/2018	1,000	1,019,320
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (b)	6.00%	10/01/2023	3,000	3,017,850
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB(INS-AGM)(a)	5.00%	10/01/2021	1,500	1,624,170
Series 2012 A, Ref. RB(INS-AGM)(a)	5.00%	10/01/2022	1,700	1,872,856
				7,534,196

Hawaii–0.94%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,112,160
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP(b)	5.00%	08/01/2021	1,000	1,082,400
Series 2013, Lease Revenue COP(b)	5.00%	08/01/2022	2,000	2,204,560
Series 2013, Lease Revenue COP(b)	5.00%	08/01/2023	1,250	1,398,388
Honolulu (City & County of); Series 2015 A, Ref. Jr. Wastewater System RB (j)	5.00%	07/01/2031	6,000	6,895,740
				12,693,248

Idaho–0.04%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	509,860

Illinois–12.16%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	860	860,645
Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	3,350	3,281,057

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP (f)	6.84%	03/15/2033	$2,290	$2,289,806
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (f)	7.00%	01/15/2029	1,283	1,283,461
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	709	709,398
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(b)	5.50%	01/01/2027	1,000	1,118,350
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,107,420
Series 2014 A, Ref. Second Lien RB(b)	5.00%	01/01/2023	3,000	3,309,990
Chicago (City of) (O’Hare International Airport); Series 2015 A, Ref. RB(b)	5.00%	01/01/2029	6,000	6,699,720
Series 2017 D, General Sr. Lien Airport RB(b)	5.00%	01/01/2031	1,000	1,130,030
Series 2017 D, General Sr. Lien Airport RB(b)	5.00%	01/01/2032	1,000	1,123,660
Series 2017 D, General Sr. Lien Airport RB(b)	5.00%	01/01/2033	2,000	2,237,820
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	461	461,074
Chicago (City of) Board of Education; Series 2017 C, Ref. Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2030	2,000	2,078,120
Series 2018 A, Ref. Unlimited Tax GO Bonds(INS-AGM)(a)	5.00%	12/01/2030	1,000	1,133,590
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(j)	5.00%	12/01/2024	3,000	3,291,420
Series 2015 C, Limited Tax GO Green Bonds(j)	5.00%	12/01/2027	7,000	7,948,360
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,082,690
Chicago (City of); Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	10,325	11,660,952
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,918,999
Series 2007 A, Ref. Unlimited Tax GO Bonds(INS-NATL)(a)	5.00%	01/01/2032	1,035	1,040,020
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,755,500
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,647,720
Series 2010 A, Ref. Unlimited Tax GO Bonds(INS-AGM)(a)	5.00%	01/01/2029	2,500	2,595,500
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	716	723,352
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,355,050
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	2,500	2,786,050
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2035	3,310	3,638,948
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (d)(e)	6.13%	11/01/2018	1,000	1,018,110
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,024,230
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2026	1,000	1,099,280
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,366,713
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,320	1,379,096
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	271	13,548
Series 2016 B, RB	5.63%	05/15/2020	1,282	1,276,012
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,587,218
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	465	482,823
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,995,000
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,010,940
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,584,600
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB(INS-NATL)(a)(g)	0.00%	12/15/2032	10,000	5,245,500
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,385,299
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(a)(g)	0.00%	12/15/2029	2,550	1,609,662
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB (j)	5.00%	01/01/2024	12,500	14,284,375

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2012, Ref. Unlimited Tax GO Bonds(INS-AGM)(a)	5.00%	08/01/2022	$1,250	$1,352,088
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2027	1,795	1,856,604
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,112,180
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	2,295	2,452,712
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	1,300	1,333,839
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,103,480
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	5,000	5,364,950
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (e)(g)	0.00%	12/01/2021	330	306,785
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (e)(g)	0.00%	12/01/2020	2,900	2,708,542
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,134	1,142,675
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	3,000	3,258,960
Series 2010, RB	5.38%	06/01/2021	525	572,208
Series 2017, RB	5.00%	06/01/2027	4,000	4,592,280
Series 2017, RB	5.00%	06/01/2028	2,000	2,279,300
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,215,380
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	3,863,510
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,658,962
				164,805,563

Indiana–1.04%

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB (d)(e)	5.25%	01/01/2019	500	510,485
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC)(a)(g)	0.00%	02/15/2019	1,850	1,824,377
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,087,208
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,444,563
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (b)	5.88%	01/01/2024	1,100	1,219,570
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (b)(c)(d)	1.81%	12/02/2019	7,000	7,004,130
				14,090,333

Iowa–1.49%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (d)(e)	5.50%	06/15/2020	2,255	2,414,068
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2026	2,565	2,695,405
Series 2013, Ref. Midwestern Disaster Area RB(d)	5.25%	12/01/2033	2,990	3,175,440
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB(INS-AGC)(a)	5.00%	02/15/2019	1,000	1,021,270
Series 2018, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.58%) (c)(d)(f)	1.64%	01/04/2024	3,900	3,903,042
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,036,978
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,278,168
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,767,010
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (b)	5.50%	12/01/2025	1,815	1,886,892
				20,178,273

Kansas–0.82%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	09/01/2019	2,630	2,650,672
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB(d)(e)	5.50%	11/15/2019	20	20,999
Series 2009, Hospital RB	5.50%	11/15/2023	980	1,035,037
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,050,190

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	$1,140	$1,264,123
Lenexa (City of) (Lakeview Village, Inc.); Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2029	1,210	1,337,655
Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2031	1,335	1,468,874
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	1,000	1,057,510
Wichita (City of) (Presbyterian Manors, Inc.); Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2033	1,140	1,201,172
				11,086,232

Kentucky–1.89%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009, Hospital RB(d)(e)	5.38%	08/15/2018	500	503,835
Series 2009, Hospital RB	5.38%	08/15/2024	500	503,175
Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,005,830
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	770	820,289
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2028	1,500	1,642,425
Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,255,390
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2032	1,435	1,589,320
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,850	1,866,798
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS-NATL)(a)	5.00%	09/01/2031	5,000	5,612,600
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB(INS-NATL)(a)	5.00%	09/01/2026	1,000	1,143,960
Series 2015 A, Ref. Power System RB(INS-NATL)(a)	5.00%	09/01/2027	1,620	1,850,931
Series 2015 A, Ref. Power System RB(INS-NATL)(a)	5.00%	09/01/2028	1,260	1,436,954
Paducah (City of) Electric Plant Board; Series 2009 A, RB(d)(e)	5.00%	04/01/2019	1,000	1,026,730
Series 2016 A, Ref. RB(INS-AGM)(a)	5.00%	10/01/2032	3,000	3,373,110
				25,631,347

Louisiana–2.06%

Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,088,910
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation); Series 2017 A, Ref. RB	5.00%	10/01/2030	1,400	1,611,470
Series 2017 A, Ref. RB	5.00%	10/01/2031	1,000	1,148,440
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC)(a)	5.00%	01/01/2019	500	509,480
Series 2015 B, RB(b)	5.00%	01/01/2027	1,750	1,989,837
Series 2015 B, RB(b)	5.00%	01/01/2029	1,805	2,032,683
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,422,537
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	567,030
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	337,590
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,178,048
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,117,940
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	557,310
Series 2015, Water System RB	5.00%	12/01/2030	500	567,005
Series 2015, Water System RB	5.00%	12/01/2031	1,750	1,975,750
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,124,730
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,340,328
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,298,777
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,356,325
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,363,200

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	$5,000	$5,331,550
				27,918,940

Maine–0.07%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,012,070

Maryland–1.94%

Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2033	1,105	1,259,192
Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB (f)	4.13%	02/15/2034	1,000	1,010,810
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	5,005,980
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (d)(e)	5.50%	01/01/2021	1,000	1,085,040
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB(d)(e)	6.00%	07/01/2021	200	223,106
Series 2011, RB(d)(e)	6.00%	07/01/2021	335	373,703
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,078,540
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. Air Cargo RB (b)(f)	4.00%	07/01/2024	2,000	2,065,320
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016, Private Activity RB(b)	5.00%	09/30/2029	2,100	2,387,322
Series 2016 D, Private Activity RB(b)	5.00%	03/31/2036	5,100	5,663,499
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (e)	5.13%	06/01/2020	1,310	1,376,666
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, TEMPS-70™ Mandatory Paydown Economic Development RB	3.00%	11/01/2025	2,750	2,715,707
				26,244,885

Massachusetts–0.67%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. Sub. Metropolitan Highway Systems RB	5.00%	01/01/2029	495	606,266
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	678,932
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (d)(e)	5.75%	05/01/2019	1,500	1,555,200
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (f)	5.00%	10/01/2037	1,500	1,618,140
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (d)(e)	6.70%	10/15/2019	500	533,060
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,123,180
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 B, Special Facilities Floating Rate RB (INS-AMBAC)(a)(b)(k)	3.75%	01/01/2031	3,000	3,000,000
				9,114,778

Michigan–3.30%

Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	4.88%	10/01/2023	390	391,517
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB (d)(e)	5.00%	07/01/2018	1,000	1,002,670
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,730,800
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-2, Ref. Local Government Loan Program RB(INS-AGM)(a)	5.00%	07/01/2026	9,000	10,195,560
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,569,100
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,298,750
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.75%) (c)(d)	2.10%	10/15/2020	2,500	2,513,900

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Trinity Health); Series 2015, Hospital Floating Rate RB (1 mo. USD LIBOR + 0.54%) (c)(d)	1.87%	12/01/2020	$3,500	$3,494,960
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,000	3,015,510
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	2,075	2,135,175
Summit Academy North; Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,000	1,004,400
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	1,665	1,677,421
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (b)	5.00%	12/01/2028	2,500	2,747,250
				44,777,013

Minnesota–0.64%

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2031	500	573,440
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2032	1,600	1,826,992
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	500	510,705
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,956,465
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	286,325
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	2.60%	12/01/2018	120	120,145
Series 2014, RB	2.90%	12/01/2019	455	457,052
Series 2014, RB	3.15%	12/01/2020	620	625,636
Series 2014, RB	3.60%	12/01/2021	225	229,669
Series 2014, RB	4.00%	12/01/2022	490	507,316
Series 2014, RB	4.00%	12/01/2023	300	309,708
Series 2014, RB	4.00%	12/01/2024	175	179,223
Series 2014, RB	5.00%	12/01/2029	1,000	1,054,920
				8,637,596

Mississippi–0.05%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	625	626,275

Missouri–1.80%

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2013, Ref. RB	4.00%	05/01/2024	500	498,165
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,499,940
Cape Girardeau (County of) Industrial Development Authority (South Eastern Health); Series 2017, Ref. Health Facilities RB	5.00%	03/01/2036	2,000	2,166,140
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (d)(e)	5.00%	06/01/2019	525	541,648
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,100,360
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,200,720
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,200,720
Kansas City (City of); Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2032	1,850	2,140,154
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2032	2,685	2,916,340
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	1,035	1,034,927
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2016, Ref. Senior Living Facilities RB	5.00%	02/01/2033	1,305	1,429,941
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,236,560
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,725,690
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	734,093

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	$340	$369,192
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,584,570
				24,379,160

Nebraska–1.37%

Central Plains Energy Project (No. 3); Series 2012, Gas RB(l)	5.00%	09/01/2032	5,000	5,472,500
Series 2012, Gas RB(l)	5.25%	09/01/2037	5,000	5,522,350
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/2022	720	755,302
Series 2012, Ref. RB	5.00%	11/01/2023	500	541,435
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (d)(e)	5.13%	04/01/2019	560	576,010
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,673,950
				18,541,547

Nevada–0.56%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,085,280
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	160,308
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,395	1,473,901
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,535	1,611,121
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	375	392,419
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,868,346
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (d)(e)	7.00%	06/15/2019	1,000	1,052,740
				7,644,115

New Hampshire–0.12%

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,620,510

New Jersey–6.17%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (b)	5.00%	12/01/2024	4,000	4,324,000
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2022	1,350	1,351,431
Series 2012 C, RB	5.00%	07/01/2032	475	444,401
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(b)	5.00%	07/01/2021	425	458,214
Series 2013, Private Activity RB(b)	5.00%	01/01/2028	1,000	1,102,490
Series 2013, Private Activity RB(b)	5.50%	01/01/2026	1,390	1,583,210
Series 2013, Private Activity RB(b)	5.50%	01/01/2027	1,130	1,282,697
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB(INS-NATL)(a)(j)(m)	5.50%	09/01/2022	7,500	8,288,400
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,163,420
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,276,340
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB(INS-BAM)(a)	5.00%	07/01/2028	5,035	5,748,057
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,660,350
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,201,500
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,372,800
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,140,150

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (e)	5.25%	07/01/2020	$1,000	$1,068,890
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,449,000
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,617,240
Series 2014, Transportation Program Floating Rate RN (SIFMA Municipal Swap Index + 1.00%) (c)(d)	2.06%	12/15/2019	2,500	2,502,700
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	10,000	10,023,200
New Jersey (State of) Turnpike Authority; Series 2017 A, RB	5.00%	01/01/2034	5,000	5,759,200
North Hudson Sewerage Authority; Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	605	662,844
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (b)	5.00%	12/01/2023	5,000	5,376,900
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	2,891,500
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,764,450
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,750	3,160,300
				83,673,684

New Mexico–0.80%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	1,700	1,795,438
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	1,725	1,765,400
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	265	269,237
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (d)(e)	6.00%	08/01/2018	1,000	1,007,140
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%) (c)(d)	2.03%	08/01/2019	6,000	6,007,200
				10,844,415

New York–9.72%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(e)	5.75%	07/15/2019	290	303,163
Series 2009, PILOT RB	5.75%	07/15/2019	710	739,813
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB(b)(f)	3.75%	01/01/2020	800	811,200
Series 2014, Ref. Waste Disposal RB(b)(f)	4.50%	01/01/2025	1,000	1,096,390
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2035	5,000	5,781,050
Long Island (City of) Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,473,840
Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%) (c)(d)	1.99%	11/01/2018	5,000	5,000,000
Series 2017, Electric System General RB	5.00%	09/01/2034	2,250	2,608,785
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB (g)	0.00%	11/15/2029	1,000	689,060
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	1,000	1,003,240
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%) (c)(d)	1.64%	06/01/2019	5,000	5,010,600
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%) (c)(d)	1.83%	11/01/2022	3,000	3,001,620
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	2,100	2,100,399
New York & New Jersey (States of) Port Authority; Two Hundred Second Series 2017, Ref. Consolidated RB(b)	5.00%	10/15/2035	3,000	3,433,710
Two Hundred Seventh Series 2018, Ref. Consolidated RB(b)(j)	5.00%	09/15/2028	9,000	10,632,690
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (b)	5.65%	10/01/2028	3,500	3,533,880
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC)(a)	5.00%	01/01/2019	200	203,630
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(j)	5.00%	01/15/2021	1,000	1,020,730
Series 2017 A-2, Future Tax Sec. RB	5.00%	08/01/2035	10,000	11,660,629

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of); Series 2016 E, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2027	$5,000	$5,905,050
New York (State of) Dormitory Authority (General Purpose); Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2034	5,000	5,313,100
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB(f)	5.00%	12/01/2033	2,000	2,198,940
Series 2017, Ref. RB(f)	5.00%	12/01/2034	1,000	1,095,460
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(h)(i)	0.90%	11/01/2046	4,000	4,000,000
New York (State of) Thruway Authority; Series 2018 L, Ref. RB	5.00%	01/01/2030	500	595,055
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,184,560
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (b)	5.00%	08/01/2026	5,000	5,291,250
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB(b)	5.00%	01/01/2029	4,000	4,589,680
Series 2018, Special Facilities RB(b)	5.00%	01/01/2032	10,000	11,359,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (b)	5.00%	07/01/2034	4,000	4,385,320
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL)(a)	6.90%	03/01/2020	5	5,019
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (d)(e)	4.63%	07/01/2019	1,000	1,031,340
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.63%	08/15/2035	4,000	4,102,440
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB (b)	5.00%	01/01/2032	1,250	1,363,363
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. General Floating Rate RB (1 mo. USD LIBOR + 0.70%) (c)(d)	1.98%	02/01/2021	5,550	5,591,348
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2029	5,000	5,665,000
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2033	1,500	1,669,845
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2034	2,990	3,318,810
				131,769,309

North Carolina–1.49%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB	5.00%	07/01/2034	750	880,095
Series 2017 A, Airport RB	5.00%	07/01/2035	1,000	1,170,840
New Hanover (County of) (New Hanover Regional Medical Center); Series 2017, Ref. Hospital RB	5.00%	10/01/2036	1,500	1,713,540
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(b)	5.00%	06/30/2026	1,700	1,912,874
Series 2015, RB(b)	5.00%	06/30/2027	1,215	1,359,755
Series 2015, RB(b)	5.00%	06/30/2029	1,340	1,487,065
Series 2015, RB(b)	5.00%	06/30/2030	1,405	1,552,666
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB(e)	6.00%	01/01/2019	240	245,988
Series 2008 C, Power System RB(d)(e)	6.75%	01/01/2019	1,000	1,028,930
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,575	1,662,995
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	5,801,550
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM)(a)	5.00%	01/01/2031	1,250	1,449,025
				20,265,323

North Dakota–0.36%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	4.38%	04/15/2026	755	757,635
Series 2016, Education Facilities RB	5.10%	04/15/2036	2,815	2,847,541

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–(continued)

North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, Ref. RB (d)(e)	5.50%	10/01/2018	$1,195	$1,210,284
				4,815,460

Ohio–2.24%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	370,371
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,344,200
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,204,011
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,999,920
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2037	2,195	2,356,640
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	5.75%	01/01/2024	905	947,028
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	2,960,210
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2031	1,750	1,931,475
Series 2017, Ref. Hospital RB	5.00%	02/15/2032	2,500	2,749,450
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	1,001,280
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,669,665
Hamilton (County of); Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2027	3,410	4,091,284
Lancaster Port Authority; Series 2014, Ref. Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.72%) (c)(d)	2.00%	08/01/2019	2,000	2,002,960
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	270	283,783
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (b)	5.00%	12/31/2025	1,300	1,482,312
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (b)(f)	3.75%	01/15/2028	2,000	2,038,820
				30,433,409

Oklahoma–0.67%

Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,025,956
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	1,280	640,000
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (b)(d)	5.00%	06/01/2025	5,000	5,413,200
				9,079,156

Oregon–0.50%

Portland (Port of); Series 2017 24-B, Airport RB (b)	5.00%	07/01/2035	3,255	3,699,112
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	820	886,961
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB (d)(e)	5.00%	10/01/2021	2,000	2,184,600
				6,770,673

Pennsylvania–6.45%

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,025,350
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	410	410,832
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, Tax RB (f)	5.00%	05/01/2033	1,000	1,098,280
Commonwealth Financing Authority; Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2030	5,500	6,305,420
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2031	2,000	2,287,380
Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/2022	615	649,969
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,332,745

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds(INS-NATL)(a)(g)	0.00%	10/01/2018	$700	$694,694
Series 1992 B, Unlimited Tax CAB GO Bonds(INS-NATL)(a)(g)	0.00%	10/01/2019	250	241,840
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	2,040	2,057,054
Montgomery (County of) Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,099,690
Series 2018 C, Floating Rate RB (SIFMA Municipal Swap Index + 0.72%) (c)(d)	1.78%	09/01/2023	2,800	2,800,336
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,180,500
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (b)(d)	2.70%	04/01/2020	4,380	4,378,379
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,562,145
Pennsylvania (Commonwealth of); First Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2026	5,400	6,193,800
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	343,734
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	428,663
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	484,683
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2027	5,965	6,741,464
Series 2015, RB(b)	5.00%	12/31/2034	2,630	2,911,121
Pennsylvania (State of) Turnpike Commission; Second Series 2017, Ref. Sub. RB	5.00%	12/01/2030	3,990	4,538,864
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%) (c)	2.21%	12/01/2019	2,000	2,022,760
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.98%) (c)	2.04%	12/01/2021	5,000	5,086,150
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%) (c)	1.71%	12/01/2018	6,455	6,457,259
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,130,690
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,127,940
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,940,613
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,568,197
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,379,530
Philadelphia (City of); Series 2017 B, Ref. Airport RB(b)	5.00%	07/01/2030	1,000	1,151,830
Series 2017 B, Ref. Airport RB(b)	5.00%	07/01/2032	1,745	1,998,042
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	06/01/2025	2,400	2,700,720
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB (d)(e)	5.00%	05/01/2020	1,000	1,058,010
				87,388,684

Puerto Rico–0.21%

Children’s Trust Fund; () Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	2,785	2,785,056

Rhode Island–0.47%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,113,760
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,562,137
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,017,009
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,212,430
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,530	1,530,566
				6,435,902

South Carolina–1.06%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,085,612
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,089,680

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC)(a)	5.00%	02/01/2019	$1,000	$1,021,620
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,081,130
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,313,687
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (d)(e)	5.25%	08/01/2023	3,215	3,710,946
				14,302,675

South Dakota–0.09%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB(d)(e)	5.00%	09/01/2020	500	533,505
Series 2010, RB(d)(e)	5.00%	09/01/2020	605	645,541
				1,179,046

Tennessee–1.48%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	4.25%	06/01/2021	850	859,801
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health Obligation Group); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2034	3,000	3,265,440
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2035	2,500	2,863,850
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	792,684
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	542,675
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2031	1,000	1,138,620
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,249,800
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008 C, RB	5.25%	06/01/2018	1,000	1,000,000
Series 2017 A, RB	5.00%	05/01/2031	1,185	1,382,137
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	685,698
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,506,064
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,618,901
Series 2006 C, Gas RB	5.00%	02/01/2027	150	171,858
				20,077,528

Texas–8.93%

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	5.88%	03/01/2024	300	303,900
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,027,180
Austin (City of); Series 2009 A, Ref. Water & Wastewater System RB(d)(e)	5.00%	11/15/2019	350	365,516
Series 2009 A, Ref. Water & Wastewater System RB(d)(e)	5.00%	11/15/2019	1,150	1,203,510
Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2033	1,200	1,365,648
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2032	500	555,915
Brownsville (City of); Series 2008, Ref. Utilities System RB(d)(e)	5.00%	09/01/2018	1,010	1,017,989
Series 2008, Ref. Utilities System RB(INS-AGM)(a)	5.00%	09/01/2023	230	231,826
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/2023	1,670	1,765,524
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,700,917
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,422,062

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	$3,000	$3,065,850
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(a)	5.00%	08/15/2018	1,500	1,510,020
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (b)	5.25%	11/01/2026	2,000	2,277,660
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2022	150	161,735
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	162,927
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	288,185
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,083,890
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,406,598
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,528,856
Gulf Coast Waste Disposal Authority; Series 2013, Bayport Area System RB(INS-AGM)(a)	5.00%	10/01/2021	1,250	1,361,587
Series 2013, Bayport Area System RB(INS-AGM)(a)	5.00%	10/01/2023	2,610	2,902,999
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, First Mortgage RB	4.00%	01/01/2023	980	1,010,988
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,141,154
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (c)	1.81%	06/01/2020	2,000	2,008,400
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%) (c)(d)	2.20%	06/01/2020	5,000	5,026,150
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,610,040
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.00%	12/01/2018	500	513,120
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (d)(e)	5.25%	11/15/2018	1,950	1,981,999
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (d)(e)	5.00%	12/01/2019	2,500	2,615,325
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	500,865
Houston (City of); Series 2011 A, Ref. Sub. Lien Airport System RB(b)	5.00%	07/01/2025	1,000	1,075,380
Series 2015 C, Ref. Airport System RB(b)	5.00%	07/15/2020	5,000	5,266,250
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	5,790,800
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,451,860
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(e)	5.88%	05/15/2021	390	416,801
Series 2012 A, RB	4.00%	02/15/2022	340	350,703
Katy (City of) Independent School District; Series 2015 C, Ref. Unlimited Tax GO Floating Rate Bonds (CEP-Texas Permanent School Fund) (1 mo. USD LIBOR + 0.55%) (c)(d)	1.84%	08/15/2019	8,000	8,013,440
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	374,087
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,779,472
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,607,415
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,508,570
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	1,300	1,283,009
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	497,885
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	690,537
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (f)	4.63%	08/15/2025	1,000	1,046,980
North Texas Tollway Authority; Series 2014 C, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.67%) (c)(d)	1.73%	01/01/2020	5,000	5,006,400
Series 2017 B, Ref. Second Tier System RB(INS-AGM)(a)	4.00%	01/01/2034	750	790,065
Series 2017 B, Ref. Second Tier System RB(INS-AGM)(a)	4.00%	01/01/2035	2,500	2,625,900

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB (b)(d)(f)	7.25%	02/13/2020	$2,000	$2,094,140
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2036	1,960	2,005,531
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,619,358
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB(d)(e)	5.75%	11/15/2018	435	442,908
Series 2009, Ref. Hospital RB(d)(e)	5.75%	11/15/2018	565	575,526
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC)(a)	5.75%	07/01/2018	380	381,159
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB (n)	4.13%	11/15/2028	2,680	1,885,621
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,487,350
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB(e)(g)	0.00%	08/15/2018	3,280	3,269,504
Series 2002 A, First Tier CAB RB(INS-AMBAC)(a)(g)	0.00%	08/15/2018	2,420	2,411,917
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	3,000	3,511,830
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	2,832,102
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	555,260
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,382,999
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	1,941,637
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	4.63%	08/15/2022	395	412,329
Series 2012 A, Education RB	5.00%	08/15/2027	585	606,984
				121,110,044

Utah–0.37%

Salt Lake City (City of); Series 2017 A, Airport RB (b)	5.00%	07/01/2034	3,500	4,010,510
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/2040	1,000	1,060,140
				5,070,650

Virgin Islands–0.38%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(b)	5.00%	09/01/2022	1,320	1,380,113
Series 2014 A, Ref. Marine RB(b)	5.00%	09/01/2023	1,000	1,039,920
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	2,950	2,688,187
				5,108,220

Virginia–1.00%
Dulles Town Center Community Development Authority (Dulles Town Center); Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,158,520
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	701,883
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,462,211
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	850	877,693
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB (d)(e)	5.13%	05/15/2019	1,000	1,032,040
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (b)	5.00%	07/01/2034	5,000	5,354,050
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (b)	5.00%	01/01/2027	2,500	2,717,400
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB (e)	7.25%	07/01/2019	280	288,115
				13,591,912

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–1.75%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (b)	5.50%	07/01/2025	$1,000	$1,093,520
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB (d)(e)	5.00%	01/01/2019	1,000	1,018,960
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,061,100
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB (d)(e)	5.75%	04/01/2019	1,725	1,783,098
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(b)	5.00%	06/01/2021	650	700,460
Series 2013, Ref. Special Facility RB(b)	5.00%	06/01/2024	1,560	1,716,546
Tes Properties; Series 2009, RB (d)(e)	5.00%	06/01/2019	1,000	1,032,710
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%) (c)(d)	2.46%	01/01/2025	3,350	3,385,007
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	561,325
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2030	2,000	2,279,640
Series 2017, Ref. RB	5.00%	08/15/2035	1,045	1,170,797
Series 2017, Ref. RB	5.00%	08/15/2036	1,000	1,117,040
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (d)(e)	5.13%	10/01/2019	1,500	1,563,570
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB (f)	4.88%	01/01/2022	705	705,268
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,575,568
				23,764,609

West Virginia–0.32%

Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB (f)	5.50%	06/01/2037	2,000	2,076,100
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (b)(f)	6.75%	02/01/2026	2,000	1,952,040
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	330	331,858
				4,359,998

Wisconsin–2.38%

Milwaukee (County of);
Series 2010 B, Ref. Airport RB(b)	5.00%	12/01/2022	1,250	1,295,100
Series 2010 B, Ref. Airport RB(b)	5.00%	12/01/2023	1,000	1,035,490
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (f)	6.25%	08/01/2027	5,000	5,329,500
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (b)	5.38%	11/01/2021	1,370	1,373,809
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,663,599
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,821,256
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,661,876
Series 2012, RB	5.00%	06/01/2026	1,000	1,084,510
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB (f)	5.00%	06/01/2025	1,000	1,067,380
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB (n)	5.50%	12/01/2035	1,875	1,312,500
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. TEMPS-85SM Senior Living RB (f)	3.95%	11/15/2024	1,000	1,018,040
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,262,080
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	595	630,355
Series 2015, Ref. RB	5.00%	04/01/2025	1,340	1,429,874
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (f)	4.13%	12/01/2024	2,900	2,946,371
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,250	3,358,356
				32,290,096

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.16%

Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR (h)	0.91%	10/01/2044	$400	$400,000
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(a)	5.00%	01/01/2031	1,500	1,720,425
				2,120,425
TOTAL INVESTMENTS IN SECURITIES(o)–100.60% (Cost $1,333,403,453)				1,363,666,113
FLOATING RATE NOTE OBLIGATIONS–(2.52)% Notes with interest and fee rates ranging from 1.59% to 1.68% at 05/31/2018 and contractual maturities of collateral ranging from 01/15/2021 to 07/01/2031 (See Note 1D)(p)				(34,125,000)
OTHER ASSETS LESS LIABILITIES–1.92%				25,960,054

NET ASSETS–100.00%				$1,355,501,167

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
Ctfs.	—	Certificates
GO	—	General Obligation
INS	—	Insurer
Jr.	—	Junior
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
mo.	—	Month
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAB	—	Revenue Anticipation Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
SIFMA	—	Securities Industry and Financial Markets Association
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
USD	—	U.S. Dollar
VRD	—	Variable Rate Demand
Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $77,082,742, which represented 5.69% of the Fund’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(k)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.

(l)	Security subject to crossover refunding.

(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2018 was $3,198,121, which represented less than 1% of the Fund’s Net Assets.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Fund’s investments with a value of $56,935,597 are held by TOB Trusts and serve as collateral for the $34,125,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary

Invesco Intermediate Term Municipal Income Fund

C.	Country Determination – (continued)

market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described,

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	LTMI-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.85%

Alabama–1.33%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$ 1,750	$1,811,827
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB(INS-AGM)(a)	4.00%	07/01/2018	1,985	1,988,613
Series 2003 A, Ref. RB(INS-AGM)(a)	4.00%	07/01/2019	1,410	1,442,402
Series 2003 A, Ref. RB(INS-AGM)(a)	4.50%	07/01/2020	1,375	1,403,229
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB(INS-AGC)(a)	4.25%	08/01/2018	3,540	3,554,125
Series 2010 A, Ref. Gulf Opportunity Zone RB(INS-AGC)(a)	4.25%	08/01/2019	3,535	3,629,243
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,740,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(b)(c)	1.15%	07/01/2040	1,600	1,600,000
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 B, Floating Rate Gas Supply RB(d)(e)	2.19%	04/01/2024	8,625	8,625,086
Series 2018 C, Floating Rate Gas Supply RB(d)(e)	1.71%	04/01/2024	2,875	2,876,495
				29,671,020

Alaska–0.35%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM)(a)	5.13%	04/01/2019	1,000	1,027,000
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	810,166
Alaska (State of) International Airports System; Series 2016 A, Ref. RB	5.00%	10/01/2024	2,000	2,311,020
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,040,630
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC)(a)	5.13%	06/01/2024	650	670,104
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	1,927,818
				7,786,738

Arizona–1.78%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC)(a)	4.00%	07/01/2018	1,250	1,252,387
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. Water Quality RB	5.00%	10/01/2024	5,000	5,831,950
Arizona (State of); Series 2010 A, COP(INS-AGM)(a)	5.00%	10/01/2018	2,000	2,022,680
Series 2010 A, COP(INS-AGM)(a)	5.00%	10/01/2019	1,000	1,041,820
Series 2010 B, COP(INS-AGM)(a)	5.00%	10/01/2021	2,000	2,107,320
Series 2010 B, COP(INS-AGM)(a)	5.00%	10/01/2022	2,000	2,106,580
Series 2010 B, COP(INS-AGM)(a)	5.00%	10/01/2023	2,000	2,106,200
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,236,288
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (e)(f)	5.00%	07/01/2019	1,500	1,552,005
Maricopa (County of), Industrial Development Authority (Banner Health); Series 2017 C, RB(e)	5.00%	10/18/2024	7,500	8,621,775
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. Electric System RB	5.00%	01/01/2023	2,000	2,261,980
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2024	2,500	2,879,500
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2027	5,000	5,997,750
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	517,545
				39,535,780

California–8.00%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (e)(f)	5.00%	08/01/2019	1,520	1,580,830

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.70%) (d)(e)	1.76%	10/01/2019	$ 13,790	$13,847,918
Series 2017 D, Ref. Toll Bridge Floating Rate RB (3 mo. USD LIBOR + 0.55%) (d)(e)(g)	2.17%	04/01/2021	1,000	1,006,380
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.60%) (d)(e)	1.66%	04/01/2020	11,890	11,963,361
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (SIFMA Municipal Swap Index + 0.37%) (d)(e)	1.43%	12/01/2022	4,000	4,036,240
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2017 D, RB (e)	5.00%	11/01/2022	5,000	5,625,350
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (e)	4.00%	10/01/2024	5,000	5,509,950
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(f)	5.10%	02/01/2019	145	148,550
Series 2010 B, RB(e)(f)	5.50%	02/01/2020	1,250	1,330,712
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. Education RB	4.00%	06/01/2026	2,215	2,355,099
California (State of) Municipal Finance Authority (Anaheim System Distribution Facilities); Series 2015 A, Second Lien Qualified Obligations Floating Rate RB (SIFMA Municipal Swap Index + 0.35%) (d)(e)	1.41%	12/01/2020	3,500	3,503,465
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(b)(c)	0.65%	11/01/2026	8,100	8,100,000
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage)(a)	5.25%	08/15/2019	325	327,311
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (e)(f)	5.05%	10/01/2018	1,500	1,518,105
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	1,985,348
Series 2012 B, Ref. Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 1.00%) (d)	2.06%	05/01/2019	4,000	4,015,360
Series 2013 B, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%) (d)(e)	1.44%	12/01/2022	3,000	3,008,850
Series 2013 C, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.70%) (d)(e)	2.04%	12/01/2020	8,000	8,076,720
Series 2013 E, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.83%) (d)(e)	2.17%	12/03/2018	13,000	13,005,850
Series 2016 B, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.76%) (d)(e)	2.10%	12/01/2021	10,000	10,139,700
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 A-3, Ref. Floating Rate RB (3 mo. USD LIBOR + 0.37%) (d)(e)	2.02%	04/01/2020	7,875	7,888,309
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(h)	0.00%	08/01/2021	1,500	1,409,070
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2023	4,650	5,192,329
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2024	11,500	13,001,785
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC)(a)(h)	0.00%	08/01/2025	3,000	2,477,700
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(h)	0.00%	08/01/2020	1,000	961,650
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	452,736
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	08/01/2024	1,000	1,036,850
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,203,380
Los Angeles Unified School District; Series 2017 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	5,000	5,999,550
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM)(a)	5.00%	08/01/2019	2,360	2,453,055
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds(e)(f)	5.00%	08/01/2019	925	962,564
Series 2009, Ref. Unlimited Tax GO Bonds(INS-AGC)(a)	5.00%	08/01/2020	1,605	1,668,478
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,051,860
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,051,350
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2023	1,300	1,155,349

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of); Series 2009 B, Sr. Airport System RB(f)	5.00%	07/01/2018	$ 1,000	$ 1,002,840
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB(INS-AGC)(a)	5.13%	07/01/2025	1,500	1,504,410
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,533,480
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	532,860
Series 2018 B, Ref. Sr. Airport System RB	5.00%	07/01/2022	750	843,570
Series 2018 B, Ref. Sr. Airport System RB	5.00%	07/01/2023	1,000	1,149,810
San Diego (City of) Public Facilities Financing Authority; Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2024	1,000	1,183,000
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,072,620
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL)(a)	4.38%	01/01/2024	1,000	1,002,130
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2022	1,900	1,734,054
Series 2009 B-1, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2023	2,000	1,771,120
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. Special Tax RB(INS-BAM)(a)	5.00%	09/01/2022	1,500	1,680,780
Series 2015, Ref. Special Tax RB(INS-BAM)(a)	5.00%	09/01/2023	1,000	1,145,340
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,114,060
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	739,616
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,721,025
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(a)(e)	3.20%	06/01/2020	3,695	3,703,831
Vernon (City of); Series 2009 A, Electric System RB(e)(f)	5.13%	08/01/2019	630	649,240
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,415	1,464,666

West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,306,830
				177,906,396

Colorado–1.43%

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (e)(f)	6.75%	12/01/2018	515	527,628
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (e)(f)	5.25%	05/15/2019	1,000	1,033,210
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	2,847,853
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (e)(f)	5.00%	12/01/2018	160	162,637
Denver (City & County of); Series 2016, Ref. Airport System Floating Rate RB (1 mo. USD LIBOR + 0.86%) (d)(e)	2.20%	11/15/2019	8,600	8,632,852
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (e)(f)	5.00%	06/01/2019	1,000	1,032,210
E-470 Public Highway Authority; Series 2017 A, Ref. Sr. Floating Rate RB (1 mo. USD LIBOR + 0.90%) (d)(e)	2.23%	09/01/2019	5,830	5,841,077
Series 2017 B, Sr. Ref. Floating Rate RB (1 mo. USD LIBOR + 1.05%) (d)(e)	2.38%	09/01/2021	2,000	2,018,920
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	1,550	1,795,101
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,503,660
University of Colorado Hospital Authority (UCHA Obligated Group); Series 2017 C-2, RB (e)	5.00%	03/01/2022	5,000	5,429,000
				31,824,148

Connecticut–2.59%

Connecticut (State of) (Transportation Infrastructure); Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	2,180	2,439,682
Series 2018, Special Tax Obligation RB	5.00%	01/01/2026	7,000	8,008,490
Series 2018, Special Tax Obligation RB	5.00%	01/01/2027	3,000	3,467,790
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(f)	4.00%	07/01/2022	2,590	2,790,647
Series 2017 I-1, Ref. RB	5.00%	07/01/2024	670	764,664

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (1 mo. USD LIBOR + 0.55%) (d)(e)	1.83%	07/01/2019	$ 12,000	$12,002,880
Connecticut (State of) Health & Educational Facility Authority (Yale University); Series 2017 C-2, Ref. RB (e)	5.00%	02/01/2023	8,000	9,028,000
Connecticut (State of); Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.55%) (d)	1.61%	03/01/2019	4,425	4,433,585
Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.65%) (d)	1.71%	03/01/2020	6,000	6,015,420
Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.85%) (d)	1.91%	03/01/2022	5,000	5,049,600
University of Connecticut; Series 2016 A, GO Bonds	5.00%	03/15/2023	3,295	3,656,033
				57,656,791

Delaware–0.12%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB(e)(f)	4.05%	07/01/2019	1,000	1,024,590
Series 2009 A, RB(f)	5.00%	07/01/2018	1,540	1,544,066
				2,568,656

District of Columbia–0.32%

District of Columbia (Georgetown University); Series 2001 C, University RB(e)(f)	5.25%	10/01/2018	2,000	2,022,980
Series 2011, University RB(e)(f)	5.00%	04/01/2021	2,055	2,218,167
Series 2017, Ref. University RB	5.00%	04/01/2023	1,000	1,125,530
Series 2017, Ref. University RB	5.00%	04/01/2024	1,500	1,715,175
				7,081,852

Florida–4.71%

Braword (County of) Professional Sports Facilities (Broward County Civic Arena); Series 2016, Ref. Tax RB	5.00%	09/01/2024	3,250	3,725,832
Broward (County of) School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,827,050
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,059,500
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	8,880,640
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (e)	2.10%	04/11/2019	2,000	2,000,140
Florida (State of) (Department of Transportation); Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	8,375,444
Series 2016 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	2,610	3,078,860
Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/2023	2,000	2,025,260
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,736,969
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	11,155,800
Florida (State of) Department of Transportation; Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,307,721
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,656,904
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,128,680
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (i)	4.50%	12/01/2020	3,050	3,229,858
Hillsborough (County of) School Board; Series 2015, Ref. Sales Tax RB(INS-AGM)(a)	5.00%	10/01/2020	2,200	2,350,700
Series 2015, Ref. Sales Tax RB(INS-AGM)(a)	5.00%	10/01/2021	1,700	1,860,344
Series 2015, Ref. Sales Tax RB(INS-AGM)(a)	5.00%	10/01/2022	1,500	1,676,925
JEA; Series 2017 A, Ref. Water & Sewer System RB	5.00%	10/01/2025	4,500	5,307,975
Manatee (County of) School District; Series 2017, Sales Tax RB (INS-AGM)(a)	5.00%	10/01/2024	2,600	3,015,922
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC)(a)	5.00%	10/01/2028	750	779,153
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB(e)(f)	5.50%	06/01/2019	2,455	2,547,333
Series 2009, Public Facilities RB(INS-AGC)(a)	5.00%	06/01/2018	1,000	1,000,000
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB(e)(f)	5.00%	10/01/2019	1,000	1,042,760
Series 2009 B, Aviation RB(e)(f)	5.00%	10/01/2019	1,000	1,042,760

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB(e)(f)	5.00%	10/01/2018	$ 1,500	$ 1,516,770
Series 2008 C, Ref. Water & Sewer System RB(e)(f)	5.13%	10/01/2018	1,525	1,542,660
Series 2008 C, Ref. Water & Sewer System RB(e)(f)	5.50%	10/01/2018	1,500	1,519,185
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	18,000	20,845,080
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (e)(f)	6.25%	09/01/2018	500	505,700
				104,741,925

Georgia–2.83%

Atlanta (City of); Series 2009 B, Water & Wastewater RB(e)(f)	5.00%	11/01/2019	870	909,402
Series 2009 B, Water & Wastewater RB(e)(f)	5.00%	11/01/2019	865	904,176
Series 2009 B, Water & Wastewater RB(INS-AGM)(a)	4.13%	11/01/2019	970	1,002,582
Series 2009 B, Water & Wastewater RB(INS-AGM)(a)	5.00%	11/01/2020	630	657,720
Series 2009 B, Water & Wastewater RB(INS-AGM)(a)	5.00%	11/01/2021	635	662,851
Series 2009 B, Water & Wastewater RB(INS-AGM)(a)	5.25%	11/01/2027	2,000	2,405,720
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR(e)	2.20%	04/02/2019	1,000	1,000,890
Series 1994, PCR(e)	2.20%	04/02/2019	4,000	4,003,560
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (e)	2.40%	04/01/2020	2,000	2,002,460
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	1,535	1,601,159
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,562,825
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,563,950
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB (e)(f)	5.00%	06/15/2019	2,830	2,926,163
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,178,200
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.95%) (d)(e)	2.01%	02/18/2020	8,100	8,146,008
Glynn-Brunswick Memorial Hospital Authority; Series 2008, RAC(e)(f)	5.00%	08/01/2018	900	904,869
Series 2008, RAC	5.00%	08/01/2020	100	100,549
Series 2008, RAC(e)(f)	5.25%	08/01/2018	900	905,220
Series 2008, RAC	5.25%	08/01/2023	100	100,588
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM)(a)	5.25%	07/01/2029	2,000	2,069,620
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC(f)	4.00%	08/01/2019	635	651,002
Series 2009, RAC(e)(f)	5.00%	08/01/2019	1,260	1,306,129
Main Street Natural Gas, Inc.; Series 2018 A, Gas Supply RB(e)	4.00%	09/01/2023	8,000	8,598,080
Subseries 2018 E, Gas Supply Floating Rate RB(d)(e)	1.63%	12/01/2023	5,000	5,002,450
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC(INS-AGM)(a)	3.50%	08/01/2020	2,000	2,052,340
Series 2010, RAC(INS-AGM)(a)	5.00%	08/01/2021	1,500	1,594,230
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR (e)	2.00%	06/13/2019	3,500	3,496,465
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC (e)(f)	5.25%	01/01/2019	2,500	2,550,250
				62,859,458

Guam–0.26%
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB(INS-AGM)(a)	5.00%	10/01/2019	1,000	1,038,290
Series 2012 A, Ref. RB(INS-AGM)(a)	5.00%	10/01/2020	2,070	2,199,437
Guam (Territory of); Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,034,970
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,582,095
				5,854,792

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–0.77%

Hawaii (State of); Series 2016 FB, Unlimited Tax GO Bonds	5.00%	04/01/2024	$ 9,675	$11,193,975
Honolulu (City & County of) (Honolulu Rail Transit); Series 2017, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.31%) (d)(e)	1.37%	09/01/2020	6,000	6,004,200
				17,198,175

Idaho–0.24%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,019,580
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB (e)(f)	5.25%	07/15/2019	500	519,325
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	3,475	3,758,699
				5,297,604

Illinois–9.49%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	01/01/2023	1,260	1,317,494
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,093,820
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	523,455
Chicago (City of) (O’Hare International Airport); Series 2010 C, Third Lien General Airport RB(INS-AGC)(a)	5.25%	01/01/2021	1,025	1,076,711
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,029,928
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,636,250
Chicago (City of) Metropolitan Water Reclamation District; Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2023	4,175	4,734,993
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2024	4,265	4,900,272
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	5,076,542
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,500,000
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	8,599,360
Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	4,000	4,517,320
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (e)(f)	5.25%	12/01/2018	2,500	2,544,875
Chicago (City of) Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	1,500	1,699,065
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2024	6,705	7,315,490
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,426,401
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,528,000
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	5,675	6,288,638
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	2,475	2,763,560
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2024	5,750	6,472,890
Series 2007 A, Ref. Project Unlimited Tax GO Bonds(INS-NATL)(a)	5.00%	01/01/2029	960	964,646
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,088,000
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2025	3,520	3,959,542
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,097,555
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,364,755
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (f)	4.25%	12/01/2020	555	586,452
DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds(f)(h)	0.00%	01/01/2019	195	193,089
Series 2010, School Building Unlimited Tax CAB GO Bonds(h)	0.00%	01/01/2019	805	794,849
Series 2010, School Building Unlimited Tax CAB GO Bonds(f)(h)	0.00%	01/01/2020	380	368,733
Series 2010, School Building Unlimited Tax CAB GO Bonds(h)	0.00%	01/01/2020	620	593,526
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB (e)(f)	5.00%	04/01/2019	1,200	1,232,076
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	467,655
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB (e)	5.00%	12/15/2022	14,750	16,514,837
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB(e)(f)	5.25%	03/01/2020	1,275	1,349,154
Series 2005, RB(e)(f)	5.25%	03/01/2020	1,500	1,587,240

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2019	$ 500	$512,840
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB (e)	1.88%	08/01/2020	7,000	6,947,850
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB(INS-NATL)(a)(h)	0.00%	12/15/2032	25,000	13,113,750
Series 2002, Dedicated State Tax RB(e)(f)	5.70%	06/15/2022	875	1,005,996
Series 2002, Dedicated State Tax RB(INS-NATL)(a)	5.70%	06/15/2025	3,125	3,470,750
Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2023	525	538,088
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	4,710	4,908,715
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,612,825
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2019	1,165	1,181,555
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	5,000	5,200,200
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2024	1,100	1,171,192
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2025	4,695	4,964,493
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2022	3,000	3,177,240
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	3,145	3,374,554
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2020	1,850	1,962,721
Series 2010, RB	5.25%	06/01/2021	5,000	5,431,600
Series 2010, RB(e)(f)	5.50%	06/01/2021	1,500	1,652,175
Series 2017, RB	5.00%	06/01/2025	7,000	8,014,720
Regional Transportation Authority; Series 2002 A, RB(INS-NATL)(a)	6.00%	07/01/2020	3,840	4,147,354
Series 2002 A, RB(INS-NATL)(a)	6.00%	07/01/2021	2,055	2,289,804
Series 2003 A, RB(INS-NATL)(a)	5.50%	07/01/2020	2,580	2,759,336
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,346,009
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,229,760
St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds(f)	5.00%	10/01/2019	625	650,888
Series 2009, Ref. Unlimited Tax GO Bonds(e)(f)	5.00%	10/01/2019	970	1,010,177
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	390,581
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	531,741
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,198,370
				211,002,457

Indiana–2.74%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB (e)(f)	5.00%	07/15/2019	1,000	1,036,470
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)	0.90%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	8,400	9,754,920
Indiana (State of) Finance Authority; Series 2016 C, Ref. Highway RB	5.00%	12/01/2025	7,000	8,277,990
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	268,990
Series 2011 A, Power Supply System RB(e)(f)	5.00%	07/01/2021	250	273,037
Indiana Bond Bank; Series 2007 B-1, Special Program Gas Floating Rate RB (3 mo. USD LIBOR + 0.97%) (d)	2.54%	10/15/2022	3,875	3,875,155
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB(e)(f)	5.25%	01/01/2019	200	204,194
Series 2009 A, RB(INS-AGC)(a)	5.25%	01/01/2029	840	856,834
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (e)(f)	5.13%	01/15/2019	2,285	2,334,402
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,560,569
Series 2016 CC, Ref. Student Fee RB	5.00%	07/01/2022	7,285	8,154,246

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

University of Southern Indiana; Series 2009 J, Student Fee RB (e)(f)	5.00%	10/01/2019	$ 400	$416,836
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (e)	1.85%	10/01/2019	20,000	19,940,000
				60,953,643

Iowa–0.75%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (e)(f)	5.38%	06/15/2020	1,825	1,949,210
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB(INS-AGC)(a)	5.00%	02/15/2019	500	510,635
Series 2018, Ref. Floating Rate RB(d)(e)(g)	1.64%	01/04/2024	6,525	6,530,089
Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.25%	12/01/2018	2,500	2,538,300
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,606,625
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,605,925
				16,740,784

Kansas–0.83%

Dodge City (City of); Series 2009, Sales Tax RB (e)(f)	5.00%	06/01/2019	1,000	1,032,210
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	525,710
Kansas (State of) Development Finance Authority; Series 2015 G, RB	5.00%	04/01/2019	3,000	3,081,960
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,588,800
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,574,300
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	2,345	2,558,512
				18,361,492

Kentucky–2.02%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015, Sr. RB	5.00%	07/01/2022	850	920,745
Series 2015 A, Sr. RB	5.00%	07/01/2025	1,635	1,826,148
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/2019	3,825	3,909,379
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,100,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB(INS-AGM)(a)	5.00%	09/01/2021	5,860	6,218,105
Series 2010 A, Power System RB(INS-AGM)(a)	5.00%	09/01/2022	4,560	4,850,016
Series 2010 A, Power System RB(INS-AGM)(a)	5.00%	09/01/2023	1,000	1,062,920
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB(INS-NATL)(a)	5.00%	09/01/2026	2,000	2,287,920
Series 2015 A, Ref. Power System RB(INS-NATL)(a)	5.00%	09/01/2027	3,380	3,861,819
Series 2015 A, Ref. Power System RB(INS-NATL)(a)	5.00%	09/01/2028	2,870	3,273,063
Louisville & Jefferson (Counties of), Kentucky Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB(e)(f)	5.00%	11/15/2019	5,890	6,159,703
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	4,110	4,301,814
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (e)	2.20%	08/01/2019	3,000	3,000,990
Paducah (City of) Electric Plant Board; Series 2009 A, RB (e)(f)	5.00%	04/01/2019	2,000	2,053,460
				44,826,082

Louisiana–3.00%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2011, VRD RB (c)	0.91%	12/01/2051	2,118	2,118,000
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (e)(f)	5.25%	01/01/2020	1,000	1,073,260
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM)(a)	4.00%	12/01/2018	1,775	1,793,407

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (e)(f)	5.00%	10/01/2019	$ 1,500	$1,563,135
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (e)(f)	5.00%	02/01/2020	1,000	1,051,520
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008, Ref. RB(INS-AGC)(a)	5.75%	07/01/2018	115	115,353
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,065,090
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB(INS-AGM)(a)	5.00%	06/01/2018	5,000	5,000,000
Series 2015, Ref. RB(INS-AGM)(a)	5.00%	06/01/2022	14,575	16,185,246
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2018	1,000	1,002,520
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2023	3,250	3,669,672
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2024	2,000	2,289,860
New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,121,692
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	1,931,164
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,022,330
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB(e)(f)	6.00%	01/01/2019	1,025	1,050,871
Series 2009 A-1, Ref. & Restructuring General Airport RB(INS-AGC)(a)	5.00%	01/01/2019	500	509,480
New Orleans (City of); Series 2009, Ref. Sewerage Service RB(e)(f)	6.25%	06/01/2019	1,000	1,044,450
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	500,000
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	721,217
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,043,720
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	557,295
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	566,790
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,156,730
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	786,541
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	458,200
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	575,575
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	286,583
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	400,736
Series 2015, Water System RB	5.00%	12/01/2023	600	676,524
Series 2015, Water System RB	5.00%	12/01/2024	750	862,680
Series 2015, Water System RB	5.00%	12/01/2025	825	951,712
Series 2015, Water System RB	5.00%	12/01/2026	500	573,510
Series 2015, Water System RB	5.00%	12/01/2027	750	859,178
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	2,865	3,038,504
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,034,550
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,612,085
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,494,650
				66,763,830
Maine–0.12%

Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds(INS-AGM)(a)	5.00%	12/15/2019	750	752,153
Series 2008 B, Unlimited Tax GO School Bonds(INS-AGM)(a)	5.00%	12/15/2020	870	872,419
Series 2008 B, Unlimited Tax GO School Bonds(INS-AGM)(a)	5.50%	12/15/2023	950	952,973
				2,577,545
Maryland–0.78%

Maryland (State of); Series 2017 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2024	10,000	11,641,700

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Washington Suburban Sanitary District; Second Series 2016, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/2024	$ 4,955	$5,753,994
				17,395,694
Massachusetts–0.69%

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (c)	0.81%	12/01/2030	4,000	4,000,000
Massachusetts (State of) Development Finance Agency (Boston Medical Center); Series 2016 E, Ref. RB	5.00%	07/01/2026	1,090	1,255,408
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	4.00%	04/15/2020	115	117,739
Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,948,380
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (e)(f)	5.00%	07/01/2019	1,095	1,133,555
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB	5.50%	07/01/2022	3,700	4,216,742
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009, Ref. RB(e)(f)	6.00%	07/01/2019	940	983,071
Series 2009, Ref. RB	6.00%	07/01/2024	560	585,351
Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,137,660
				15,377,906
Michigan–3.91%

Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB(INS-AGC)(a)	5.00%	10/15/2023	7,150	7,455,734
Series 2009 I, Ref. RB(INS-AGC)(a)	5.25%	10/15/2024	1,040	1,087,819
Series 2009 II, RB(INS-AGM)(a)	5.00%	10/15/2021	1,180	1,230,138
Series 2009 II, RB(INS-AGM)(a)	5.00%	10/15/2022	520	543,244
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-1, Ref. Local Government Loan Program RB(INS-AGM)(a)	5.00%	07/01/2020	3,500	3,704,995
Series 2014 D-1, Ref. Local Government Loan Program RB(INS-AGM)(a)	5.00%	07/01/2021	4,000	4,331,200
Series 2014 D-1, Ref. Local Government Loan Program RB(INS-AGM)(a)	5.00%	07/01/2022	10,000	11,056,700
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,068,520
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.60%) (d)(e)	1.95%	10/15/2018	9,195	9,196,104
Series 2015 D-2, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.75%) (d)(e)	2.10%	10/15/2020	10,000	10,055,600
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Hospital Floating Rate RB (1 mo. USD LIBOR + 0.54%) (d)(e)	1.87%	12/01/2020	10,000	9,985,600
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB(f)	5.00%	11/15/2019	1,500	1,567,590
Series 2009, Ref. RB(f)	5.50%	11/15/2018	1,000	1,017,070
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development RB(e)(f)	5.00%	05/01/2019	1,515	1,560,541
Series 2009 A, City of Grand Rapids Downtown Development RB(e)(f)	5.13%	05/01/2019	300	309,357
Series 2009 A, City of Grand Rapids Downtown Development RB(e)(f)	5.25%	05/01/2019	500	516,155
Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1991, Ref. Limited Obligation RB (INS-AMBAC)(a)	7.00%	05/01/2021	8,520	9,637,483
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,135,870
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,567,080
Regents of the University of Michigan; Series 2017 A, Ref. RB	5.00%	04/01/2024	3,480	4,034,642
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 W, Ref. RB (f)	5.50%	08/01/2019	1,775	1,802,974
University of Michigan; Series 2012 B, VDR General RB (c)	0.88%	04/01/2042	1,000	1,000,000
				86,864,416

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–0.97%

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2023	$ 500	$ 558,860
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2024	1,200	1,361,688
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2025	800	917,952
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Allina Health System); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2023	1,500	1,713,645
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2024	1,780	2,059,496
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB(INS-AGM)(a)	5.00%	08/15/2019	1,400	1,448,720
Series 1995 B, Health Care RB(INS-AGM)(a)	5.00%	08/15/2021	1,350	1,439,613
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	778,618
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,018,850
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,573,710
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,335,815
Series 2016 C, Sr. Airport RB	4.00%	01/01/2021	175	184,146
Series 2016 C, Sr. Airport RB	5.00%	01/01/2022	250	276,387
Series 2016 C, Sr. Airport RB	5.00%	01/01/2023	225	254,367
Series 2016 C, Sr. Airport RB	5.00%	01/01/2024	200	230,020
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB(INS-AGC)(a)	4.00%	02/15/2020	1,500	1,551,060
Series 2008 C-1, Health Care Facilities RB(INS-AGC)(a)	5.00%	02/15/2021	1,500	1,578,555
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB (e)(f)	4.50%	10/01/2019	1,000	1,034,910
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB (e)(f)	5.25%	02/01/2019	2,175	2,225,438
				21,541,850
Mississippi–0.30%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB (e)(f)	4.63%	09/01/2019	1,695	1,755,410
Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (c)	0.89%	06/01/2023	705	705,000
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC)(a)	5.00%	07/01/2024	1,000	1,033,030
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2011 E, VRD Gulf Opportunity Zone IDR (c)	0.92%	11/01/2035	3,200	3,200,000
				6,693,440
Missouri–0.88%

Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,062,080
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2023	1,500	1,698,855
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2024	2,675	3,064,159
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,032,210
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	4,930,761
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,077,760
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	2,991,196
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,307,603
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,508,874
				19,673,498
Montana–0.21%
Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (f)	4.63%	07/01/2018	1,010	1,012,424

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Montana–(continued)

Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	$ 1,000	$ 1,033,530
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,547,275
				4,593,229

Nebraska–1.00%

Central Plains Energy Project (No. 1); Series 2007 A, Gas Project RB	5.25%	12/01/2018	1,585	1,610,471
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	3,420	3,763,402
Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/2023	1,250	1,398,500
Omaha (City of) Public Power District; Series 2016 A, Ref. Electric System RB	5.00%	02/01/2025	13,270	15,532,402
				22,304,775

Nevada–1.25%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,227,840
Clark (County of); Series 2009 C, Sub. Lien Airport System RB(INS-AGM)(a)	5.00%	07/01/2022	1,000	1,034,770
Series 2009 C, Sub. Lien Airport System RB(INS-AGM)(a)	5.00%	07/01/2023	4,000	4,138,680
Series 2009 C, Sub. Lien Airport System RB(INS-AGM)(a)	5.00%	07/01/2024	1,855	1,918,905
Series 2009 C, Sub. Lien Airport System RB(INS-AGM)(a)	5.00%	07/01/2025	1,500	1,551,675
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,255,677
Nevada (State of); Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	10,740	12,556,993
				27,684,540

New Hampshire–0.07%

New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/2025	525	571,294
Series 2011, RB	5.50%	10/01/2026	510	558,333
New Hampshire (State of) Housing Finance Authority; Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	515	527,010
				1,656,637

New Jersey–4.15%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB(e)(f)	5.00%	06/01/2020	1,500	1,593,795
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,366,613
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB(INS-NATL)(a)	5.50%	09/01/2022	5,000	5,525,600
Series 2012, Ref. Cigarette Tax RB	5.00%	06/15/2018	5,600	5,605,264
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,027,850
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,627,320
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB(INS-AGC)(a)	5.50%	12/15/2021	6,000	6,596,040
Series 2006 A, Transportation System RB(INS-AGM)(a)	5.25%	12/15/2021	1,820	1,985,529
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,675,986
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,028,370
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,046,960
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,065,890
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,395,340
Series 2014, Transportation Program Floating Rate RN (SIFMA Municipal Swap Index + 1.00%) (d)(e)	2.06%	12/15/2019	2,000	2,002,160
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2024	4,500	4,956,570
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2024	14,700	14,733,957

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Turnpike Authority; Series 2009 H, Turnpike RB(e)(f)	5.00%	01/01/2019	$ 785	$800,339
Series 2009 H, Turnpike RB(e)(f)	5.00%	01/01/2019	1,215	1,238,741
Series 2009 H, Turnpike RB(e)(f)	5.00%	01/01/2019	675	688,190
Series 2009 H, Turnpike RB	5.00%	01/01/2020	1,325	1,349,513
Series 2017 C-6, Ref. Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.75%) (d)(e)	2.09%	01/01/2023	10,000	10,091,600
Series 2017 D-4, Ref. Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.70%) (d)	2.04%	01/01/2024	5,000	5,022,550
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,043,800
Newark (City of) Housing Authority; Series 2009, City-Secured Police Facility RB(e)(f)	5.00%	12/01/2019	770	806,105
Series 2009, City-Secured Police Facility RB(INS-AGC)(a)	5.00%	12/01/2021	360	374,875
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,335,010
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,252,900
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,140,180
				92,377,047

New Mexico–0.87%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 B, Ref. PCR (e)	2.13%	06/01/2022	4,500	4,429,530
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,860	2,926,981
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%) (d)(e)	2.03%	08/01/2019	12,000	12,014,400
				19,370,911

New York–8.12%

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	371,942
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,298,760
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,372,363
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%) (d)(e)	1.99%	11/01/2018	7,000	7,000,000
Series 2015 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.88%) (d)(e)	2.22%	11/01/2018	7,000	7,001,190
Series 2016 B, Ref. Electric System RB	5.00%	09/01/2024	2,485	2,866,696
Series 2017, Electric System General RB	5.00%	09/01/2025	1,000	1,170,400
Metropolitan Transportation Authority; Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%) (d)(e)	2.10%	02/01/2022	4,025	4,075,272
Subseries 2008 A-2A, Ref. Dedicated Tax Fund Floating Rate RB (SIFMA Municipal Swap Index + 0.45%) (d)(e)	1.51%	06/01/2022	14,780	14,794,484
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%) (d)(e)	1.64%	06/01/2019	17,000	17,036,040
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%) (d)(e)	1.83%	11/01/2022	12,000	12,006,480
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB (f)	5.25%	03/01/2019	1,585	1,626,971
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT Floating Rate RB(INS-FGIC) (CPI Rate + 0.87%) (a)(d)	3.23%	03/01/2025	1,025	1,003,352
Series 2006, PILOT Floating Rate RB(INS-FGIC) (CPI Rate + 0.88%) (a)(d)	3.24%	03/01/2026	2,725	2,650,853
Series 2006, PILOT Floating Rate RB(INS-FGIC) (CPI Rate + 0.89%) (a)(d)	3.25%	03/01/2027	5,500	5,313,385
New York (City of) Transitional Finance Authority; Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	5,748,600
New York (City of); Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	5,727,889
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,347,120
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	10,383,700
New York (State of) Dormitory Authority (General Purpose); Series 2017 B, Ref. State Personal Income Tax RB	5.00%	02/15/2026	7,000	8,288,140
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	517,550

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (e)(f)	5.50%	07/01/2019	$2,925	$3,040,625
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	4,000	4,540,480
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (e)(f)	5.75%	10/01/2018	1,000	1,013,800
New York (State of) Energy Research & Development Authority (Niagara Mohawk Power Corp.); Series 2004 A, VRD PCR (INS-SGI)(a)(c)	4.75%	07/01/2029	1,840	1,840,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(b)(c)	0.90%	11/01/2046	1,250	1,250,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	903,170
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,170,030
New York State Urban Development Corp.;
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	11,351,200
Series 2017 A, Ref. State Personal Income Tax RB	5.00%	03/15/2024	10,000	11,547,000
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC)(a)	4.00%	10/01/2019	400	406,692
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. General RB	5.00%	11/15/2024	1,100	1,287,781
Subseries 2016 B-4A, Ref. General Floating Rate RB (1 mo. USD LIBOR + 0.70%) (d)(e)	1.98%	02/01/2021	13,475	13,575,389
TSASC, Inc.;
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2024	4,500	5,084,955
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2025	5,000	5,728,250
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds(e)(f)	5.00%	11/15/2020	500	537,635
Series 2010 A, Unlimited Tax GO Bonds(INS-AGM)(a)	5.00%	11/15/2020	655	703,974
				180,582,168

North Carolina–0.97%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,570,175
Charlotte (City of) (Charlotte Douglas International Airport);
Series 2017 A, Airport RB	5.00%	07/01/2026	425	504,981
Series 2017 C, Ref. Airport RB	5.00%	07/01/2026	800	950,552
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (f)	6.00%	01/01/2019	70	71,747
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,873,901
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,064,019
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. Sr. Lien Triangle Expressway System RB	5.00%	01/01/2025	1,500	1,704,600
Series 2017, Ref. Sr. Lien Triangle Expressway System RB(INS-AGM)(a)	5.00%	01/01/2024	1,150	1,300,638
Series 2017, Ref. Sr. Lien Triangle Expressway System RB(INS-AGM)(a)	5.00%	01/01/2026	1,350	1,561,396
University of North Carolina at Chapel Hill; Series 2012, Floating Rate RB (1 mo. USD LIBOR + 0.40%) (d)(e)	1.68%	11/09/2022	8,000	8,035,840
				21,637,849

Ohio–2.63%

Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,015,480
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,099,755
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB (e)(f)	5.00%	02/15/2020	2,850	2,997,773
Cleveland (City of);
Series 2006 A, Airport System RB(INS-AMBAC)(a)	5.25%	01/01/2021	3,980	4,264,610
Series 2009 C, Airport System RB(INS-AGC)(a)	5.00%	01/01/2019	2,000	2,034,560
Series 2009 C, Airport System RB(INS-AGC)(a)	5.00%	01/01/2020	4,000	4,074,480
Series 2009 C, Airport System RB(INS-AGC)(a)	5.00%	01/01/2023	2,000	2,035,500
Series 2009 C, Airport System RB(INS-AGC)(a)	5.00%	01/01/2027	1,000	1,017,750
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,460,197
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	172,516
Series 2011 A, Hospital Facilities RB(e)(f)	5.75%	06/01/2021	250	277,170

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Lancaster Port Authority; Series 2014, Ref. Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.72%) (d)(e)	2.00%	08/01/2019	$ 11,000	$11,016,280
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB(e)(f)	4.75%	01/01/2019	3,000	3,053,490
Series 2009 B-1, Hospital RB(e)(f)	4.75%	01/01/2019	1,000	1,017,830
Series 2009 B-1, Hospital RB(e)(f)	5.00%	01/01/2019	1,000	1,019,250
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,075,700
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2026	1,205	1,417,152
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2027	3,000	3,573,030
Ohio (State of) Water Development Authority; Series 2017 B, Water Floating Rate PCR (SIFMA Municipal Swap Index + 0.22%) (d)	1.28%	12/01/2020	10,000	9,999,900
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	1,909,753
				58,532,176

Oklahoma–0.43%

Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,887,900
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,064,460
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,021,920
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB (e)(f)	5.50%	07/01/2018	1,280	1,283,802
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,190,027
				9,448,109

Oregon–0.45%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (e)(f)	5.00%	04/01/2019	500	513,785
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,084,950
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty)(h)	0.00%	06/15/2023	2,500	2,230,550
Tri-County Metropolitan Transportation District; Series 2017 A, Ref. RB	5.00%	10/01/2025	3,065	3,561,530
Series 2017 A, Ref. RB	5.00%	10/01/2026	1,100	1,286,571
Series 2017 A, Ref. RB	5.00%	10/01/2027	1,100	1,297,362
				9,974,748

Pennsylvania–4.77%

Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,682,050
Bethlehem (City of); Series 2014, Ref. Gtd. Water RB(INS-BAM)(a)	5.00%	11/15/2020	1,475	1,577,601
Series 2014, Ref. Gtd. Water RB(INS-BAM)(a)	5.00%	11/15/2021	1,400	1,528,940
Commonwealth Financing Authority; Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2025	5,500	6,252,290
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2026	2,000	2,290,000
DuBois (City of) Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. Hospital RB	5.00%	07/15/2019	500	517,330
Series 2018, Ref. Hospital RB	5.00%	07/15/2020	500	530,990
Series 2018, Ref. Hospital RB	5.00%	07/15/2021	500	542,845
Geisinger Authority (Geisinger Health System Foundation); Series 2013 A, VRD Health System RB (c)	0.87%	10/01/2043	500	500,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(b)(c)	1.06%	09/01/2028	1,045	1,045,000
Montgomery (County of) Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,497,609
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,188,096
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,144,850
Series 2018 C, Floating Rate RB(d)(e)	1.78%	09/01/2023	4,700	4,700,564
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,090,250

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB(e)	2.55%	06/01/2020	$ 5,000	$4,998,050
Series 1999 A, Ref. RB(e)	2.50%	04/01/2020	6,000	5,997,780
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2023	500	557,960
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	566,715
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/2019	3,000	3,048,630
Series 2009, RB	5.00%	08/01/2021	775	791,500
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	7,717,510
Pennsylvania (State of) Turnpike Commission; Series 2009 B, Sub. RB(e)(f)	5.00%	06/01/2019	3,550	3,666,120
Series 2009 B, Sub. RB(e)(f)	5.25%	06/01/2019	2,500	2,587,900
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,680,735
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,708,650
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%) (d)	2.21%	12/01/2019	3,300	3,337,554
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.60%) (d)	1.66%	12/01/2018	3,000	3,000,930
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%) (d)	1.71%	12/01/2018	11,545	11,549,041
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,487,645
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,499,560
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,361,554
Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds(e)(f)	5.25%	08/01/2019	265	275,613
Series 2009 A, Ref. Unlimited Tax GO Bonds(e)(f)	5.25%	08/01/2019	530	551,227
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS-AGC)(a)	4.50%	08/01/2020	2,150	2,212,952
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS-AGC)(a)	5.25%	08/01/2021	2,235	2,324,512
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS-AGC)(a)	5.25%	08/01/2022	4,470	4,647,995
Series 2010 A, Ref. Water & Wastewater RB(INS-AGM)(a)	5.00%	06/15/2019	1,000	1,033,460
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds(f)	4.00%	09/01/2019	860	883,005
Series 2009 A, Limited Tax GO Bonds(INS-AGC)(a)	4.00%	09/01/2019	2,245	2,305,054
Reading (City of); Series 2008, Unlimited Tax GO Bonds(e)(f)	5.63%	11/01/2018	440	447,172
Series 2008, Unlimited Tax GO Bonds(e)(f)	5.63%	11/01/2018	1,060	1,077,278
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (e)(f)	6.00%	07/01/2020	500	540,445
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,683,802
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (e)(f)	5.50%	10/01/2018	500	506,315
				106,135,079

Rhode Island–0.60%

Rhode Island Commerce Corp.; Series 2016 A, Ref. Grant Anticipation RB	5.00%	06/15/2023	1,750	1,977,675
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (e)(f)	6.13%	05/15/2019	500	520,695
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC)(a)	5.25%	09/15/2029	1,265	1,315,701
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,766,404
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,808,016
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,155,430
Series 2015 B, Ref. RB	2.25%	06/01/2041	2,705	2,706,001
				13,249,922

South Carolina–0.29%

Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,093,820
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,576,160

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	$ 335	$337,382
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (f)	5.00%	08/01/2021	1,300	1,416,259
				6,423,621

South Dakota–0.30%

Rapid City (City of); Series 2009, Water RB(i)	5.00%	11/01/2021	1,170	1,219,643
Series 2009, Water RB(i)	5.00%	11/01/2024	1,620	1,688,737
Series 2009, Water RB(i)	5.00%	11/01/2025	1,650	1,720,009
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (e)(f)	5.00%	09/01/2020	1,000	1,067,010
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2024	1,000	1,041,860
				6,737,259

Tennessee–1.41%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2023	1,800	2,021,184
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2024	2,000	2,236,640
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2025	2,000	2,225,560
Jackson (City of); Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	260,741
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,343,591
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	905,159
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	947,631
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,106,395
Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	4,839,696
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	4,782,369
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,366,277
Series 2017 A, Gas RB(e)	4.00%	05/01/2023	5,000	5,337,150
				31,372,393

Texas–12.09%

Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2022	350	383,005
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2025	500	569,815
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2025	400	454,556
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB(f)	5.00%	05/01/2019	2,500	2,574,000
Series 2009, Ref. Waterworks System RB(e)(f)	5.00%	05/01/2019	2,500	2,574,000
Series 2009, Ref. Waterworks System RB(e)(f)	5.00%	05/01/2019	2,500	2,574,000
Series 2009, Ref. Waterworks System RB(e)(f)	5.00%	05/01/2019	2,500	2,574,000
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	840,825
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (e)(f)	5.00%	08/15/2019	1,100	1,142,944
Fort Worth (City of); Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	7,716,931
Fort Worth Independent School District; Series 2015, Ref. Unlimited Tax GO Bonds(CEP-Texas Permanent School Fund)	5.00%	02/15/2023	9,945	11,261,619
Series 2015, Ref. Unlimited Tax GO Bonds(CEP-Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,411,768
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,072,960
Grand Parkway Transportation Corp. (Tela Supported); Series 2018 B, Sub. Tier Toll RB(e)	5.00%	10/01/2023	5,000	5,659,400
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (c)	0.92%	11/01/2041	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.60%) (d)	1.66%	06/01/2018	$ 1,750	$1,750,000
Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.70%) (d)	1.76%	06/01/2019	2,065	2,068,531
Series 2014 B, Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.58%) (d)(e)	1.64%	12/01/2019	11,000	11,004,840
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB(f)	5.00%	02/15/2019	1,000	1,022,820
Series 2009, Ref. RB(e)(f)	5.63%	02/15/2019	2,500	2,567,825
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	506,995
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,821,540
Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%) (d)(e)	2.20%	06/01/2020	5,000	5,026,150
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC)(a)	5.00%	05/15/2023	1,500	1,544,715
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2021	535	575,243
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	929,616
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (e)(f)	5.00%	12/01/2019	4,000	4,184,520
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	500	501,345
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	250,603
Series 2014 C, Ref. First Lien Combined Utility System RB	5.00%	05/15/2024	3,685	4,252,748
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	8,851,680
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	5,000	5,651,000
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	5,060	5,808,323
Katy (City of) Independent School District; Series 2015 C, Ref. Unlimited Tax GO Floating Rate Bonds (CEP-Texas Permanent School Fund) (1 mo. USD LIBOR + 0.55%) (d)(e)	1.84%	08/15/2019	17,600	17,629,568
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (e)(f)	5.75%	08/15/2019	365	381,812
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (e)(f)	5.00%	10/01/2018	1,230	1,243,542
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(h)	0.00%	08/15/2027	5,675	4,304,771
Lower Colorado River Authority; Series 2009, RB	5.25%	05/15/2029	455	469,674
Series 2009, Ref. RB(e)(f)	5.25%	05/15/2019	30	30,953
Series 2009, Ref. RB(e)(f)	5.25%	05/15/2019	10	10,318
Series 2009, Ref. RB(e)(f)	5.25%	05/15/2019	5	5,159
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	2,995,920
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(a)	4.00%	04/01/2020	325	334,224
North East Texas Regional Mobility Authority; Series 2016, Sr. Lien RB	5.00%	01/01/2026	1,870	2,147,639
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC)(a)	5.00%	12/15/2024	2,000	2,095,860
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB(e)(f)	5.38%	01/01/2019	1,625	1,658,816
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	375	382,500
Series 2011 A, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.80%) (d)(e)	1.86%	01/01/2019	8,000	8,000,880
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	509,480
Series 2014 C, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.67%) (d)(e)	1.73%	01/01/2020	9,600	9,612,288
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2024	3,000	3,438,420
Northside Independent School District (School Building); Series 2012, Unlimited Tax GO Bonds(CEP-Texas Permanent School Fund)(e)	1.75%	06/01/2022	3,270	3,198,289
Series 2015, Unlimited Tax GO Bonds(CEP-Texas Permanent School Fund)(e)	1.65%	08/01/2018	2,250	2,250,675
Northwest Independent School District; Series 2015 B, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	2,525	2,942,433
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (e)(f)	5.25%	02/15/2019	1,000	1,025,250

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds(e)(f)	5.00%	02/15/2019	$ 495	$ 506,647
Series 2009, Ref. & Improvement Limited Tax GO Bonds(INS-AGC)(a)	5.00%	02/15/2024	5	5,113
San Antonio (City of); Series 2012, Ref. Electric & Gas Systems RB	5.25%	02/01/2024	1,070	1,245,180
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2022	3,350	3,707,746
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2023	6,500	7,353,775
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB(INS-AGC)(a)	5.00%	09/01/2022	595	618,711
Series 2009 A, Hospital RB(INS-AGC)(a)	5.00%	09/01/2024	1,280	1,327,629
Texas (State of) (Transportation Commission); Series 2014, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%) (d)(e)	1.44%	10/01/2018	5,000	5,000,800
Texas (State of) Transportation Commission (State Highway Fund); Series 2015, Ref. First Tier RB	5.00%	10/01/2023	3,200	3,672,096
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC)(a)(h)	0.00%	08/15/2018	3,070	3,059,746
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2018 A, RB	5.00%	10/15/2022	2,500	2,809,625
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,911,900
Texas A&M University System Board of Regents; Series 2016 E, Ref. Financing System RB	5.00%	05/15/2025	5,000	5,879,700
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,700	6,672,477
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,650,990
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	5,974,646
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	555,260
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	8,932,441
Texas State University Board of Regents; Series 2017 A, Ref. Financing System RB	5.00%	03/15/2023	2,150	2,430,037
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2024	4,000	4,597,680
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,504,095
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB (f)	5.00%	07/01/2021	1,285	1,393,390
University of Houston; Series 2017 A, Ref. Consolidated RB	5.00%	02/15/2025	5,760	6,716,102
University of Texas System Board of Regents; Series 2010, Ref. Financing System RB	5.00%	08/15/2021	5,340	5,852,747
Series 2017 C, Ref. Financing System RB	5.00%	08/15/2024	8,475	9,874,477
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB(e)(f)	5.00%	09/01/2019	900	935,073
Series 2009, Tax Increment Allocation Contract RB(e)(f)	5.10%	09/01/2019	1,455	1,513,476
Series 2009, Tax Increment Allocation Contract RB(e)(f)	5.38%	09/01/2019	450	469,597
				268,967,944

Utah–0.06%

Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,318,725

Virgin Islands–0.38%

Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(g)	5.00%	09/01/2022	2,220	2,374,490
Series 2015, RB(g)	5.00%	09/01/2023	1,500	1,619,490
Series 2015, RB(g)	5.00%	09/01/2024	1,650	1,787,610
Series 2015, RB(g)	5.00%	09/01/2025	1,500	1,630,755
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM)(a)	5.00%	07/01/2022	1,000	1,052,510
				8,464,855

Virginia–2.15%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	515,540
Norfolk (City of); Series 2017, Ref. Water RB	5.00%	11/01/2022	10,000	11,282,200
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,257,974

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, Educational Facilities RB	5.00%	02/01/2024	$ 4,075	$ 4,688,165
Series 2015 D, Educational Facilities RB(CEP-Colorado Higher Education Intercept Program)	5.00%	02/01/2021	10,000	10,805,100
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB (e)(f)	5.00%	10/01/2018	1,315	1,330,136
Virginia Commonwealth Transportation Board; Series 2016, Federal Transportation Grant Anticipation RB	5.00%	03/15/2024	1,500	1,731,165
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2024	1,015	1,180,181
Series 2017, Ref. Federal Transportation Grant Anticipation RB	5.00%	09/15/2023	7,235	8,286,101
Series 2017, Transportation Capital Project RB	5.00%	05/15/2025	5,640	6,624,349
				47,700,911

Washington–3.99%

Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Sales & Use Tax Floating Rate Green Bonds (SIFMA Municipal Swap Index + 0.70%) (d)(e)	1.76%	11/01/2018	12,500	12,502,250
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB(e)(f)	5.00%	01/01/2019	300	305,688
Series 2009, Ref. Electric System RB(e)(f)	5.00%	01/01/2019	500	509,480
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL)(a)	5.50%	11/01/2019	1,755	1,803,807
Energy Northwest (Project #3); Series 2017 A, Ref. Electric RB	5.00%	07/01/2025	19,000	22,345,140
Series 2018 C, Ref. Electric RB	5.00%	07/01/2023	4,000	4,559,720
Everett (City of); Series 2014, Ref. Limited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.40%) (d)(e)	1.46%	12/01/2019	5,710	5,718,565
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,225,456
Seattle (City of); Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,561,240
Series 2015 B-2, Municipal Light & Power Floating Rate RB (SIFMA Municipal Swap Index + 0.68%) (d)(e)	1.74%	11/01/2018	7,500	7,503,675
Seattle (Port of); Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,327,789
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (g)	2.13%	06/01/2020	3,000	2,993,880
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, Floating Rate RB (d)(e)	2.46%	01/01/2025	5,650	5,709,042
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. Floating Rate RB (1 mo. USD LIBOR + 1.10%) (d)(e)	2.43%	07/01/2022	5,000	5,058,900
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (e)(f)	5.25%	08/01/2018	985	990,792
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	535,770
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB(e)(f)	5.38%	04/01/2019	1,050	1,081,280
Series 2010 A, Ref. RB(f)	5.00%	04/01/2019	1,810	1,858,381
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,175,444
				88,766,299

West Virginia–0.92%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (e)	1.63%	10/01/2018	10,000	9,983,500
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,275,442
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (e)(f)	5.38%	12/01/2018	1,190	1,211,789
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.53%) (d)(e)	1.59%	10/01/2019	4,000	4,000,920
				20,471,651

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–0.21%

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB(e)(f)	5.00%	04/01/2019	$ 750	$ 770,678
Series 2009 C, RB	5.00%	04/01/2019	750	770,295
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	885,711
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,132,301
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,175,984
				4,734,969
Wyoming–0.32%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB (f)	5.00%	12/01/2018	545	553,851
Lincoln (County of) (ExxonMobil); Series 2014, Ref. VRD PCR (c)	0.91%	10/01/2044	4,000	4,000,000
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR (c)	0.91%	10/01/2044	150	150,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,247,532
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(a)	5.00%	01/01/2024	1,000	1,130,440
				7,081,823
TOTAL INVESTMENTS IN SECURITIES(j)–98.85% (Cost $2,179,159,440)				2,198,343,612
OTHER ASSETS LESS LIABILITIES–1.15%				25,577,837
NET ASSETS–100.00%				$2,223,921,449

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
CPI	—Consumer Price Index
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
FTA	—Federal Transit Administration
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
LIBOR	—London Interbank Offered Rate

LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
SIFMA	—Securities Industry and Financial Markets Association
Sr.	—Senior
Sub.	—Subordinated
USD	—U.S. Dollar
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $17,942,694, which represented less than 1% of the Fund’s Net Assets.

(h)	Zero coupon bond issued at a discount.

(i)	Security subject to crossover refunding.

(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.8%

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary

Invesco Limited Term Municipal Income Fund

C.	Country Determination – (continued)

market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	VK-MINC-QTR-1 07/18	lnvesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–110.28%(a)

Alabama–1.84%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$13,303,836
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2039	2,725	3,084,346
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2044	2,725	3,084,346
Auburn University; Series 2011 A, General Fee RB (c)(d)	5.00%	06/01/2021	1,000	1,090,040
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (c)(d)	6.00%	06/01/2019	1,000	1,042,000
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,662,126
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (e)	5.00%	01/01/2042	10,005	11,222,508
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	724,806
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (e)	5.00%	09/01/2046	6,000	7,395,480
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,350,756
University of Alabama Board of Trustees; Series 2008 A, Hospital RB (c)(d)	5.75%	09/01/2018	3,000	3,029,880
				52,990,124

Alaska–0.72%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/2040	1,250	1,333,000
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,262,290
Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB(c)(d)	5.75%	09/01/2018	195	196,942
Series 2009, RB(c)(d)	5.75%	09/01/2018	5	5,049
Series 2017 A, Master Resolution RB(e)	5.50%	10/01/2042	9,000	10,617,300
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB(c)(d)	6.00%	09/01/2019	3,180	3,344,788
Series 2009, Lease RB(c)(d)	6.00%	09/01/2019	1,820	1,914,312
				20,673,681

Arizona–3.04%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,356,450
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB (f)	5.25%	07/01/2047	4,500	4,713,840
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB (f)	5.50%	07/01/2036	5,840	6,079,031
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,051,700
Series 2010, RB	5.13%	05/15/2040	2,150	2,261,198
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,675,610
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,285,558
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(b)	5.25%	01/01/2032	1,665	1,669,695
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,072,250
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (f)	5.00%	07/01/2036	2,500	2,626,950
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	600	610,650
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,263,386

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. Student Housing RB	5.00%	07/01/2037	$1,000	$1,115,610
Series 2018 A, Ref. Student Housing RB	5.00%	07/01/2042	1,500	1,665,390
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB(c)(d)	6.30%	07/01/2021	1,000	1,127,600
Series 2012, Education RB(c)(d)	6.40%	07/01/2021	400	452,228
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	1,095	1,220,071
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,383,300
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,285,270
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (g)	5.25%	07/01/2019	1,000	1,003,480
Pima (County of) Industrial Development Authority (American Leadership Academy); Series 2017, Education Facility RB(f)	4.75%	06/15/2037	2,000	2,002,140
Series 2017, Education Facility RB(f)	5.00%	06/15/2047	5,000	5,027,350
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,084,160
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.25%	07/01/2048	5,000	4,914,400
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,059,115
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB (c)(d)	5.25%	07/01/2021	2,000	2,196,020
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB(c)(d)	6.00%	12/01/2018	550	561,748
Series 2008, Electrical System RB(c)(d)	6.00%	12/01/2018	740	755,806
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	2,000	2,039,080
Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	3,000	3,058,620
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	10,320,942
University Medical Center Corp.; Series 2009, Hospital RB (c)(d)	6.00%	07/01/2019	1,250	1,305,900
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	6.00%	07/15/2027	2,000	2,164,980
Series 2013 B, Unlimited Tax GO Bonds(f)	5.70%	07/15/2029	775	825,391
Series 2013 B, Unlimited Tax GO Bonds(f)	6.00%	07/15/2033	710	756,796
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,093,540
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	545,930
				87,631,185

Arkansas–0.33%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (c)(d)	5.00%	03/01/2019	1,825	1,869,147
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds (c)(d)	4.60%	03/01/2019	1,495	1,526,784
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,075,313
				9,471,244

California–12.06%

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (c)(d)	5.38%	04/01/2021	735	810,462
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (e)	5.00%	04/01/2056	12,000	13,688,400
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2031	40	26,754
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL)(b)	6.00%	04/01/2022	1,240	1,334,029
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (h)	0.00%	06/01/2046	20,000	3,791,600
California (State of) Educational Facilities Authority (Stanford University); Series 2016 U-7, RB	5.00%	06/01/2046	14,500	19,399,985
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (c)(d)	6.00%	07/01/2019	5,000	5,242,300

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (c)(d)	5.25%	07/01/2020	$500	$536,455
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,421,440
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/2020	1,000	1,064,570
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB(c)(d)	5.00%	01/01/2022	1,250	1,391,088
Series 2011, RB	5.00%	01/01/2028	275	297,877
Series 2011, RB(c)(d)	5.75%	01/01/2022	450	511,605
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2030	3,160	3,409,450
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	6,955	7,437,816
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(i)(j)	0.65%	11/01/2026	8,500	8,500,000
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,818,975
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,067,160
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (c)(d)	5.75%	08/15/2018	500	504,425
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (f)	5.00%	06/01/2046	3,000	3,178,200
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(f)	5.00%	12/01/2041	6,475	6,946,186
Series 2016 A, RB(f)	5.25%	12/01/2056	9,000	9,763,020
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(d)	6.25%	08/01/2019	1,665	1,747,334
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM)(b)	5.25%	10/01/2024	270	270,783
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(f)	6.25%	11/15/2019	215	224,389
Series 2009, Senior Living RB(f)	6.63%	11/15/2024	2,000	2,122,100
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,630,620
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	265,695
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,459,800
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,540,300
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,572,680
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	08/01/2029	1,585	1,138,173
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2033	3,270	1,788,298
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2039	1,000	424,840
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC)(b)	6.70%	08/01/2021	265	284,687
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2032	5,030	3,120,763
Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2033	4,185	2,476,976
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	11,775	11,833,875
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	8,000	8,000,240
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM)(b)	5.00%	08/01/2026	2,000	2,414,400
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2034	1,500	832,140
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2036	25,000	7,739,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB (c)(d)	6.50%	08/01/2019	$2,000	$2,111,980
Long Beach Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds(c)(d)	5.75%	08/01/2019	4,695	4,923,177
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	319,390
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2017, Sub. RB(g)	5.00%	05/15/2041	5,000	5,653,250
Series 2017, Sub. RB(g)	5.00%	05/15/2046	6,000	6,761,460
Series 2018 A, Sub. RB(e)(g)(k)	5.25%	05/15/2048	12,000	14,126,280
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,555,275
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,106,290
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(h)	0.00%	08/01/2035	3,260	1,740,807
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (l)	6.25%	08/01/2043	6,965	5,798,293
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM)(b)	5.63%	10/01/2034	1,500	1,572,315
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (g)	5.00%	05/01/2028	2,000	2,188,940
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC)(b)	5.25%	08/01/2033	775	779,433
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(h)	0.00%	08/01/2037	1,170	568,819
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(h)	0.00%	08/01/2038	4,770	2,224,537
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(h)	0.00%	08/01/2039	5,010	2,240,422
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(h)	0.00%	08/01/2040	5,260	2,254,594
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(h)	0.00%	08/01/2041	5,520	2,266,954
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (c)(d)	5.50%	08/01/2018	2,420	2,436,238
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2035	1,500	800,985
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (c)(d)	5.00%	07/01/2018	1,415	1,419,019
Regents of the University of California; Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	145	150,079
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	275	284,900
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	80	82,802
Series 2009 O, General RB(c)(d)(e)	5.75%	05/15/2019	5,570	5,796,588
Series 2009 O, General RB(c)(d)(e)	5.75%	05/15/2019	8,205	8,538,779
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,615,950
Riverside (City of); Series 2008 D, Electric RB(c)(d)	5.00%	10/01/2018	735	743,504
Series 2008 D, Electric RB(INS-AGM)(b)	5.00%	10/01/2038	5,600	5,656,672
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,779,750
Sacramento (County of); Series 2009 B, Sr. Airport System RB(INS-AGC)(b)	5.50%	07/01/2034	1,500	1,504,830
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,564,450
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	6.50%	08/01/2018	525	529,221
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,090,290
Series 2011, RB	6.50%	12/01/2021	2,000	2,259,460
Series 2011, RB	6.50%	12/01/2022	2,000	2,250,200
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (c)(d)(e)	5.25%	08/01/2019	7,500	7,826,025
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds (l)	6.63%	07/01/2041	6,250	5,393,500
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(g)	5.00%	05/01/2023	10,000	10,834,500
Series 2016 B, Second Series RB(g)	5.00%	05/01/2041	12,500	14,191,625
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (c)(d)	6.00%	08/01/2019	1,000	1,052,050

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB (c)(d)	5.25%	03/01/2021	$1,500	$1,642,440
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	5,000	5,481,500
San Jose (City of); Series 2011 A-1, Airport RB(g)	5.25%	03/01/2026	2,730	2,944,960
Series 2011 A-1, Airport RB(g)	6.25%	03/01/2034	2,500	2,774,900
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass- Through RB (INS-AMBAC)(b)	5.00%	10/01/2031	5,140	5,152,336
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds (l)	6.63%	08/01/2042	1,410	1,239,179
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,770,451
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	22,000	8,109,640
Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2041	5,000	1,379,500
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2026	1,250	995,500
Vernon (City of); Series 2009 A, Electric System RB(c)(d)	5.13%	08/01/2019	635	654,393
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,470	1,521,597
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	08/01/2027	7,865	5,901,975
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC)(b)	5.50%	09/01/2034	1,000	1,044,320
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(h)	0.00%	08/01/2024	3,570	3,101,009
				347,736,723

Colorado–2.55%

Amber Creak Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2047	1,075	1,077,978
Belleview Station Metropolitan District No. 2; Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,023,350
Series 2017, Ref. Limited Tax GO Bonds	5.13%	12/01/2046	2,375	2,428,224
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB (f)	5.00%	12/01/2037	3,000	3,096,420
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. Hospital RB	5.00%	01/01/2031	1,400	1,490,678
Series 2016, Ref. Hospital RB	5.00%	01/01/2037	1,800	1,896,138
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,773,975
Series 2017, Ref. Hospital RB	5.00%	06/01/2047	3,500	3,834,110
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,769,500
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,818,858
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,612,976
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB(c)(d)	5.13%	12/01/2018	400	406,836
Series 2009 A, Water Resource RB(c)(d)	5.25%	12/01/2018	525	534,293
Colorado Springs (City of); Series 2002, Hospital RB(INS-AGM)(b)	5.25%	12/15/2020	3,375	3,439,429
Series 2002, Hospital RB(INS-AGM)(b)	5.25%	12/15/2021	3,530	3,597,388
Series 2010 D-1, Utilities System RB(c)(d)	5.25%	11/15/2020	1,000	1,080,970
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (e)	5.00%	08/01/2024	7,500	7,540,050
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB (g)	5.00%	10/01/2032	5,000	5,404,150
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	4,000	4,553,240
Denver (City of) Convention Center Hotel Authority; Series 2016, Ref. Sr. RB	5.00%	12/01/2040	2,500	2,777,400

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Leyden Rock Metropolitan District No. 10; Series 2016 A, Limited Tax GO Bonds	5.00%	12/01/2045	$1,250	$1,277,787
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	3,000	3,056,280
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	6,255	8,785,147
University of Colorado; Series 2009 A, Enterprise RB (c)(d)	5.25%	06/01/2019	1,075	1,112,259
				73,387,436

Connecticut–1.17%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(g)	6.60%	07/01/2024	1,000	1,002,540
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	3,000	3,265,320
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.); Series 2016 A, Healthcare Facilities RB(f)	5.00%	09/01/2046	2,500	2,611,375
Series 2016 A, Healthcare Facilities RB(f)	5.00%	09/01/2053	1,700	1,767,371
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2035	1,000	1,057,970
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,253,550
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2026	1,000	1,075,690
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,028,890
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,358,400
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007, RB(c)(d)	5.00%	07/01/2018	490	491,308
Series 2007, RB(c)(d)	5.75%	07/01/2018	975	978,149
Series 2007, RB(INS-NATL)(b)	5.00%	07/01/2023	610	611,611
Series 2007, RB(INS-NATL)(b)	5.75%	07/01/2033	25	25,080
Hamden (Town of) (Whitney Center); Series 2009 C, RB (c)	5.50%	01/01/2022	1,000	980,150
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB (c)(d)	7.88%	04/01/2020	3,000	3,311,910
				33,819,314

Delaware–0.04%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,118,124

District of Columbia–2.67%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB(c)(d)	6.38%	03/01/2021	2,845	3,147,253
Series 2011, RB(c)(d)	6.63%	03/01/2021	1,100	1,232,209
District of Columbia (Georgetown University); Series 2017, Ref. University RB	5.00%	04/01/2042	4,050	4,603,108
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,336,377
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (c)(d)	6.38%	10/01/2019	2,200	2,330,526
District of Columbia; Series 2006 B-1, Ballpark RB(INS-NATL)(b)	5.00%	02/01/2031	11,765	11,787,236
Series 2009 A, Sec. Income Tax RB(e)	5.00%	12/01/2023	10,715	11,235,213
Series 2009 A, Sec. Income Tax RB(e)	5.25%	12/01/2027	6,860	7,203,686
Series 2009 B, Ref. Sec. Income Tax RB(e)	5.00%	12/01/2024	4,285	4,489,823
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Dulles Toll Road CAB RB(INS-AGM)(b)(h)	0.00%	10/01/2037	17,565	8,139,621
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,575,924
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB (g)	5.00%	10/01/2034	5,295	6,032,170
				77,113,146

Florida–3.81%

Broward (County of); Series 2009 A, Water & Sewer Utility RB(c)(d)	5.13%	10/01/2018	1,500	1,517,370
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	5,030	5,558,049

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (f)	5.00%	07/01/2037	$2,765	$2,866,973
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,178,500
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.25%	05/15/2026	1,000	1,098,320
Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	2,500	2,743,475
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,647,508
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (d)	5.95%	07/01/2020	60	64,920
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(d)	6.88%	10/01/2022	2,500	2,762,550
Series 2008 A, Ref. RB(c)(d)	5.00%	10/01/2018	1,840	1,859,651
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,415,050
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (f)	6.00%	06/15/2035	2,935	3,105,435
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC)(b)(g)	5.38%	10/01/2033	2,500	2,527,425
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	7,068,295
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC)(b)	5.00%	10/01/2034	500	518,300
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,080,498
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,114,858
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (c)(d)	5.38%	07/01/2018	1,000	1,002,950
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB(c)(d)	5.63%	06/01/2019	1,000	1,038,840
Series 2009, Public Facilities RB(c)(d)	5.75%	06/01/2019	775	806,047
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,325,703
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM)(b)	5.00%	07/01/2035	3,350	3,543,396
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB(INS-AGC)(b)	5.75%	10/01/2039	550	577,192
Series 2010, Water & Sewer System RB(c)(d)	5.00%	10/01/2020	4,500	4,822,065
Series 2010 B, Aviation RB(INS-AGM)(b)	5.00%	10/01/2035	1,205	1,278,493
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2030	2,000	2,180,540
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM)(b)	5.00%	10/01/2035	3,800	4,164,154
Series 2017 B, Ref. Aviation RB(g)	5.00%	10/01/2040	10,000	11,294,600
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (g)	5.00%	10/01/2052	6,000	6,741,000
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (c)(d)	5.00%	07/01/2020	625	665,544
Port St. Lucie (City of); Series 2009, Ref. Utility System RB(c)(d)	5.00%	09/01/2018	1,360	1,371,438
Series 2009, Ref. Utility System RB(INS-AGC)(b)	5.00%	09/01/2035	140	141,159
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	3,830	4,345,173
Reunion East Community Development District; Series 2005, Special Assessment RB(m)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	245,988
Sarasota (County of) Health Facilities Authority (Sunnyside Village); Series 2018, Retirement Facilities RB	5.00%	05/15/2048	1,850	2,024,381
Sunrise (City of); Series 1998, Ref. Utility System RB(c)(d)	5.20%	10/01/2020	1,725	1,819,599
Series 1998, Ref. Utility System RB(INS-AMBAC)(b)	5.00%	10/01/2028	1,150	1,162,282
Series 1998, Ref. Utility System RB(INS-AMBAC)(b)	5.20%	10/01/2022	2,275	2,301,822
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	4,840,065
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(b)	6.00%	10/01/2029	3,000	3,950,820
				109,770,430

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–2.05%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (c)(d)	5.25%	06/01/2019	$1,000	$1,034,660
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (c)(d)	7.38%	01/01/2019	4,810	4,967,720
Atlanta (City of); Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/2019	1,000	1,059,140
Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/2019	1,000	1,059,140
Series 2009 B, Water & Wastewater RB(c)(d)	5.25%	11/01/2019	980	1,027,775
Series 2009 B, Water & Wastewater RB(c)(d)	5.38%	11/01/2019	980	1,029,470
Series 2009 B, Water & Wastewater RB(INS-AGM)(b)	5.25%	11/01/2034	520	543,566
Series 2009 B, Water & Wastewater RB(INS-AGM)(b)	5.38%	11/01/2039	520	544,170
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,617,030
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,102,280
Series 2010 C, Ref. General Airport RB(INS-AGM)(b)	5.25%	01/01/2030	1,500	1,617,030
Series 2015, Ref. Water & Wastewater RB(e)	5.00%	11/01/2040	18,420	20,862,308
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	627,126
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB (c)(d)	6.38%	11/15/2019	700	745,227
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM)(b)	5.50%	07/01/2034	1,000	1,037,020
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC (c)(d)	5.00%	08/01/2019	2,000	2,073,220
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(f)	5.88%	06/15/2047	1,680	1,742,261
Series 2017 A, RB(f)	6.00%	06/15/2052	1,530	1,589,364
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB (f)	5.00%	11/01/2037	5,250	5,619,810
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (c)(d)	6.38%	08/01/2018	2,135	2,151,504
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC (c)(d)	5.25%	01/01/2019	1,500	1,530,150
Rockdale (County of) Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB (f)(g)	4.00%	01/01/2038	3,500	3,547,250
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM)(b)	5.50%	06/15/2035	1,020	1,088,575
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC (c)(d)	5.13%	11/02/2020	750	805,807
				59,021,603

Guam–0.04%

Guam (Territory of) Power Authority; Series 2010 A, RB (c)(d)	5.00%	10/01/2020	1,100	1,178,210

Hawaii–0.48%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,094,100
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB (g)	3.25%	01/01/2025	4,500	4,542,480
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,662,060
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,383,813
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (c)(d)(e)	5.25%	04/01/2019	4,120	4,241,993
				13,924,446

Idaho–0.33%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,019,720

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB (c)(d)	6.13%	12/01/2018	655	669,390

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(c)(d)	5.25%	07/15/2018	$3,485	$3,500,160
Series 2008 A, Grant & RAB(c)(d)	5.25%	07/15/2018	4,230	4,248,401
				9,437,671

Illinois–11.79%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,935	1,936,451
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,095	1,088,594
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (f)	7.00%	01/15/2029	3,444	3,445,666
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA)(g)	6.13%	02/20/2042	1,345	1,350,609
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	400	292,622
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2032	5,000	5,553,100
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	2,725	2,960,522
Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Sr. Lien General Airport RB(g)	5.00%	01/01/2030	5,000	5,345,250
Series 2016 B, Ref. General Airport Sr. Lien RB	5.00%	01/01/2041	3,500	3,910,760
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	2,500	2,813,050
Series 2017 D, Sr. Lien General Airport RB(e)(g)	5.00%	01/01/2042	2,500	2,756,175
Series 2017 D, Sr. Lien General Airport RB(e)(g)	5.00%	01/01/2047	7,500	8,239,500
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2036	4,600	5,373,536
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	1,844	1,844,295
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	5,750	5,920,775
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(e)	5.00%	12/01/2024	15,000	16,457,100
Series 2015 A, Unlimited Tax GO Green Bonds(e)	5.00%	12/01/2044	12,000	13,212,720
Series 2015 C, Limited Tax GO Green Bonds(e)	5.00%	12/01/2027	6,805	7,726,941
Series 2015 C, Limited Tax GO Green Bonds(e)	5.00%	12/01/2028	4,000	4,531,720
Chicago (City of) Midway Airport; Series 2016 B, Ref. Second Lien RB	5.00%	01/01/2046	3,350	3,700,510
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,294,600
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(e)(k)	5.25%	12/01/2036	12,000	12,892,800
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	9,003,109
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,555,915
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,603,860
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,379,150
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,674	2,700,513
Series 2011 A, Sales Tax RB(c)(d)	5.00%	01/01/2022	1,000	1,103,720
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,052,961
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,723,894
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,122,020
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	8,500	9,591,910
Series 2017 A, Second Lien Wastewater Transmission RB(INS-AGM)(b)	5.25%	01/01/2042	2,000	2,273,160
Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds(d)(h)	0.00%	12/01/2018	2,995	2,965,260
Series 2000, Unlimited Tax CAB GO Bonds(INS-NATL)(b)(h)	0.00%	12/01/2020	4,050	3,853,129
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	561	511,558
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL)(b)	5.85%	07/01/2019	390	391,201
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (c)(d)	6.50%	11/01/2018	1,000	1,019,420
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB (c)(d)	6.00%	03/01/2019	2,500	2,578,825

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	$1,865	$1,999,989
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,381,151
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (c)(d)	6.00%	04/01/2021	1,000	1,108,140
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB(d)	6.25%	04/15/2022	825	899,993
Series 1992 C, RB(d)	6.25%	04/15/2022	945	1,030,901
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,535	1,603,722
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,400,817
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB	5.00%	07/15/2042	5,000	5,708,450
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB(c)(d)(e)	5.38%	08/15/2019	1,000	1,043,470
Series 2009 A, RB(c)(d)(e)	5.75%	08/15/2019	2,000	2,095,780
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	203	10,171
Series 2016 B, RB	5.63%	05/15/2020	962	957,892
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,124,440
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,090,520
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,482,288
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB(c)(d)	6.13%	05/15/2019	100	104,139
Series 2009, Ref. RB(c)(d)	6.13%	05/15/2019	2,685	2,796,132
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB(c)(d)	6.25%	11/15/2019	1,205	1,281,602
Series 2009, RB	6.25%	11/15/2035	795	841,070
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,671,529
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,120,161
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (c)(d)	7.25%	11/01/2018	4,500	4,601,070
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,448,287
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	2,760,015
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (c)(d)	5.38%	03/01/2020	1,000	1,060,290
Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/2034	1,000	1,093,740
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,411,880
Series 2011 A, RB(INS-AGM)(b)	6.00%	08/15/2041	650	716,931
Illinois (State of) Finance Authority; Series 2009, RB (c)(d)	6.13%	05/15/2019	85	88,477
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax RB(d)	5.65%	06/15/2022	1,905	2,168,995
Series 2002, Ref. Dedicated State Tax RB(d)	5.65%	06/15/2022	1,755	1,994,558
Series 2002, Ref. Dedicated State Tax RB(INS-NATL)(b)	5.65%	06/15/2022	16,340	18,122,857
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,286,093
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2031	2,630	2,878,246
Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2032	2,395	2,615,627
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(e)	5.00%	01/01/2038	8,000	8,768,640
Series 2015 A, RB(e)	5.00%	01/01/2040	14,190	15,814,329
Illinois (State of); Series 1991, Civic Center RB(INS-AMBAC)(b)	6.25%	12/15/2020	1,390	1,440,374
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,853,449
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,197,480
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2039	4,710	4,857,894
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,781,890
Series 2018 A, Unlimited Tax GO Bonds	6.00%	05/01/2028	10,235	11,814,056

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	$3,820	$3,959,239
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB(INS-AGM)(b)	5.25%	04/01/2028	2,000	2,096,720
Series 2011, Ref. Auxiliary Facilities System RB(INS-AGM)(b)	5.50%	04/01/2026	2,000	2,107,040
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (m)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	1,000	1,086,320
Series 2010, RB(c)(d)	6.00%	06/01/2021	10,000	11,159,000
Series 2017, RB	5.00%	06/01/2026	8,000	9,221,520
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (m)	6.25%	03/01/2035	958	431,100
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,053,490
				339,883,865

Indiana–1.81%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	11,875,490
Series 2016 A, First Lien Wastewater Utility Green RB(INS-NATL)(b)	5.00%	10/01/2046	15,000	17,005,800
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,228,320
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,516,125
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB(c)(d)	5.75%	01/01/2019	200	204,764
Series 2009 B, Power Supply System RB(c)(d)	6.00%	01/01/2019	3,000	3,075,720
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB(c)(d)	5.25%	01/01/2019	195	199,089
Series 2009 A, RB(INS-AGC)(b)	5.25%	01/01/2029	805	821,132
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (c)(d)	5.25%	01/15/2019	2,815	2,878,000
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	1,918,773
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,685,085
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,762,350
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (c)(g)(n)	1.81%	12/02/2019	7,000	7,004,130
				52,174,778

Iowa–2.16%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(c)(d)	5.25%	06/15/2020	7,000	7,459,130
Series 2011, Hospital RB(c)(d)	5.50%	06/15/2020	1,000	1,070,540
Series 2011, Hospital RB(c)(d)	5.63%	06/15/2020	1,500	1,609,530
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB(c)(d)(e)(k)	5.00%	06/01/2019	4,360	4,500,436
Series 2009 A, Special Obligation RB(c)(d)(e)(k)	5.00%	06/01/2019	5,815	6,002,301
Series 2009 A, Special Obligation RB(c)(d)(e)(k)	5.00%	06/01/2019	9,300	9,599,553
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	6,795	7,233,209
Series 2013, Ref. Midwestern Disaster Area RB(c)	5.25%	12/01/2037	8,140	8,656,646
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB(INS-AGC)(b)	5.25%	02/15/2029	2,000	2,044,300
Series 2008 A, Health Facilities RB(c)(d)	5.25%	08/15/2019	1,500	1,561,155
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	2,690	2,703,262
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	50,000	6,016,000
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (g)	5.70%	12/01/2027	3,625	3,766,049
				62,222,111

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.69%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB(c)(d)	5.50%	11/15/2019	$35	$36,749
Series 2009, Hospital RB	5.50%	11/15/2029	1,465	1,549,867
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,049,840
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,104,280
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,057,630
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,221,280
Lenexa (City of) (Lakeview Village, Inc.); Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2039	1,500	1,628,490
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.38%	12/01/2046	4,940	5,249,441
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,577,295
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB(c)(d)	5.00%	03/01/2019	2,000	2,049,880
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,309,116
				19,833,868

Kentucky–2.45%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	3,000	3,249,060
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	5,000	5,414,800
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 B, Hospital RB	5.00%	08/15/2041	5,000	5,506,650
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009, Hospital RB(c)(d)	5.38%	08/15/2018	1,500	1,511,505
Series 2009, Hospital RB	5.38%	08/15/2024	1,500	1,509,525
Series 2009, Hospital RB(c)(d)	5.63%	08/15/2018	500	504,080
Series 2009, Hospital RB	5.63%	08/15/2027	500	503,555
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2045	8,000	8,826,000
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2037	1,700	1,824,916
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,807,487
Series 2015 A, Sr. RB	5.00%	01/01/2045	14,260	15,243,798
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	10,000	11,031,600
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (c)(d)	6.50%	06/01/2020	3,200	3,480,448
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(c)(d)	5.25%	02/01/2019	2,660	2,722,563
Series 2009, Ref. RB(INS-AGC)(b)	5.25%	02/01/2028	340	347,769
Paducah (City of) Electric Plant Board; Series 2009 A, RB (c)(d)	5.25%	04/01/2019	6,000	6,175,140
				70,658,896

Louisiana–2.83%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	595,243
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee)(b)	6.50%	12/01/2018	1,070	1,082,412
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (c)(d)	5.25%	02/01/2019	1,550	1,586,968
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR (i)	0.91%	03/01/2022	3,500	3,500,000
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB(c)(d)	5.38%	01/01/2021	400	433,292
Series 2011 A, Ref. Hospital RB(c)(d)	6.00%	01/01/2021	2,000	2,195,020
Series 2011 A, Ref. Hospital RB(c)(d)	6.00%	01/01/2021	1,000	1,098,830
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (c)(d)	5.00%	10/01/2020	1,000	1,070,390

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA)(b)	6.55%	09/01/2025	$3,475	$3,851,933
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB (c)(d)	5.38%	04/01/2019	1,000	1,030,620
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (c)(d)	5.50%	02/01/2020	1,500	1,589,475
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,674,544
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	1,010	1,232,846
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, Lease RB	5.00%	07/01/2051	5,000	5,453,650
Series 2016 A, Lease RB	5.00%	07/01/2056	7,500	8,169,525
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB (e)(g)	5.00%	01/01/2048	10,000	11,141,800
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (c)(d)	6.00%	01/01/2019	2,000	2,050,480
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	664,290
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,124,336
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,310,200
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,392,680
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,313,020
Series 2015, Water System RB	5.00%	12/01/2045	5,500	6,054,785
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM)(b)	5.00%	12/01/2030	2,580	2,753,582
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (c)(d)	5.00%	04/01/2021	2,645	2,866,387
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,215,530
				81,451,838

Maryland–1.81%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB(c)(d)	7.00%	09/01/2018	1,000	1,012,950
Series 2017, Ref. Special Obligation RB	5.00%	09/01/2038	1,650	1,775,021
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2039	3,500	3,890,845
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	4,000	4,430,680
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,561,175
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(d)	6.13%	01/01/2021	4,250	4,677,635
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(f)	5.13%	07/01/2037	1,265	1,284,671
Series 2017 A, RB(f)	5.25%	07/01/2047	4,295	4,322,531
Series 2017 A, RB(f)	5.38%	07/01/2052	1,530	1,546,907
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB(c)(d)	6.00%	07/01/2021	1,000	1,115,530
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,598,100
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,386,400
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,052,360
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016 D, Private Activity RB (g)	5.00%	03/31/2051	2,200	2,404,798
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020	1,460	1,572,624
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (c)(d)	5.38%	06/01/2020	1,030	1,101,935
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,144,260
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,286,380
				52,164,802

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–2.41%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL)(b)	5.25%	11/01/2019	$1,535	$1,573,713
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sales Tax CAB RB (h)	0.00%	07/01/2031	13,000	8,572,590
Massachusetts (State of) College Building Authority; Series 2009 A, RB (c)(d)	5.50%	05/01/2019	1,000	1,034,550
Massachusetts (State of) Development Finance Agency (Care Group);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,349,860
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,277,353
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (c)(d)	5.38%	08/01/2018	2,000	2,012,320
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/2019	2,000	2,073,600
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	8,000	8,758,000
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)(d)(e)	5.50%	11/15/2018	20,955	21,322,132
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,133,760
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,073,090
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	3,207,480
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM)(b)	5.25%	07/01/2033	750	817,875
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,119,605
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (f)	5.00%	10/01/2047	1,250	1,337,387
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(c)(d)	6.75%	01/01/2021	600	668,928
Series 2011 I, RB	6.75%	01/01/2036	400	446,700
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(c)(d)	5.50%	07/01/2021	950	1,048,667
Series 2011 H, RB	5.50%	07/01/2031	50	54,211
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (c)(d)(e)	5.50%	07/01/2018	6,680	6,700,374
				69,582,195

Michigan–2.46%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (c)(d)	6.25%	07/01/2019	1,000	1,047,370
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	545,310
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	15,000	16,601,100
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,963,114
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,498,115
Series 2014 D-1, Ref. Local Government Loan Program RB(INS-AGM)(b)	5.00%	07/01/2037	2,000	2,221,760
Series 2014 D-2, Ref. Local Government Loan Program RB(INS-AGM)(b)	5.00%	07/01/2027	4,000	4,521,760
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,509,226
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,239,000
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (g)	7.50%	01/01/2021	700	690,186
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	10,000	10,051,700
Oakland University Board of Trustees;
Series 2016, General RB	5.00%	03/01/2041	5,000	5,619,900
Series 2016, General RB	5.00%	03/01/2047	6,500	7,277,465
Summit Academy North;
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	3,000	3,022,380
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2035	3,255	3,199,144

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB(g)	5.00%	12/01/2032	$1,500	$1,631,100
Series 2012 B, RB(g)	5.00%	12/01/2037	1,500	1,615,380
Series 2012 D, Ref. RB(g)	5.00%	12/01/2028	2,500	2,747,250
				71,001,260

Minnesota–0.85%

Minneapolis (City of) (Fairview Health Services); Series 2008, Health Care System RB(c)(d)	6.50%	11/15/2018	815	832,710
Series 2008, Health Care System RB(INS-AGC)(b)	6.50%	11/15/2038	4,460	4,557,942
Series 2008 A, Health Care System RB(c)(d)	6.75%	11/15/2018	3,000	3,068,520
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC)(b)	5.00%	02/15/2030	1,060	1,113,318
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	5,615	6,137,756
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB (c)(d)	5.75%	07/01/2019	2,000	2,084,140
St. Paul (City of) Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2047	3,000	3,403,170
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	2,000	2,130,720
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,046,390
				24,374,666

Mississippi–0.30%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (i)	0.89%	06/01/2023	5,100	5,100,000
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2011 E, VRD Gulf Opportunity Zone IDR (i)	0.92%	11/01/2035	2,200	2,200,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,242,530
				8,542,530

Missouri–1.36%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC)(b)	5.00%	10/01/2039	2,000	2,074,280
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (c)(d)	5.75%	06/01/2019	2,150	2,233,958
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,591,156
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB (f)	5.00%	04/01/2046	1,150	1,174,564
Kansas City (City of) Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, Tax Allocation RB (f)	5.00%	02/01/2040	1,500	1,567,170
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2042	2,250	2,410,762
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	4,000	4,261,320
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital);
Series 2009, RB(c)(d)	5.63%	05/15/2019	2,075	2,150,177
Series 2009, RB	5.63%	05/15/2039	425	440,933
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	986,851
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,321,680
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,481,760
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,327,161
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.38%	11/15/2035	2,250	2,321,348

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	$1,750	$1,987,720
				39,330,840

Montana–0.13%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2047	2,645	2,779,763
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (c)(d)	5.75%	01/01/2021	1,000	1,093,910
				3,873,673

Nebraska–0.77%

Central Plains Energy Project (No. 3); Series 2012, Gas RB(o)	5.00%	09/01/2032	4,900	5,363,050
Series 2017 A, Ref. Gas RB	5.00%	09/01/2037	5,010	5,985,196
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (c)(d)	5.38%	04/01/2019	4,000	4,122,480
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,639,650
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB (c)(d)	5.25%	01/01/2019	1,000	1,020,970
				22,131,346

Nevada–0.53%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,095,120
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,098,980
Series 2010 A, Passenger Facility Charge RB(INS-AGM)(b)	5.25%	07/01/2039	5,500	5,774,835
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds (c)(d)	5.63%	07/01/2018	1,500	1,504,710
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds (c)(d)	5.00%	06/01/2019	800	826,168
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB (f)	5.00%	07/15/2047	2,900	2,966,004
				15,265,817

New Hampshire–0.48%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM)(b)	5.13%	01/01/2030	5,250	5,337,780
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB (c)(d)	6.88%	10/01/2019	915	971,794
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,401,700
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB (c)(d)	6.00%	01/01/2021	1,100	1,210,165
				13,921,439

New Jersey–5.40%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (g)	5.00%	12/01/2024	4,000	4,324,000
Landis Sewage Authority (Registered CARS); Series 1993, Sewer Floating Rate RB (INS-NATL)(b)(p)	7.52%	09/19/2019	600	617,808
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2032	675	631,517
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,185,078
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (g)	5.00%	10/01/2047	5,000	5,430,300
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020	3,020	3,252,963
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009, RB(c)(d)	5.50%	12/15/2018	350	357,144
Series 2009, RB(INS-AGC)(b)	5.50%	12/15/2034	5	5,097

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.38%	01/01/2043	$1,500	$1,642,080
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB(INS-AMBAC)(b)	5.50%	09/01/2024	3,885	4,429,172
Series 2005 N-1, Ref. School Facilities Construction RB(INS-NATL)(b)(e)(k)	5.50%	09/01/2022	7,500	8,288,400
Series 2009, School Facilities Construction RB(c)(d)	5.50%	12/15/2018	645	658,339
Series 2009 BB, School Facilities Construction RB(c)(d)	5.00%	09/01/2019	1,750	1,818,197
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,222,630
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,070,680
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,200,310
Series 2012 II, Ref. School Facilities Construction RB	5.00%	03/01/2023	2,150	2,304,176
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	4.00%	07/01/2034	5,000	4,999,850
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	5.00%	07/01/2033	2,800	3,033,436
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(c)(d)	5.63%	07/01/2021	4,000	4,436,600
Series 2011 A, Ref. RB(c)(d)	5.63%	07/01/2021	4,000	4,436,600
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,337,497
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	7,743,260
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,034,110
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, CAB Transportation System RB(INS-NATL)(b)(h)	0.00%	12/15/2031	7,410	4,189,095
Series 2006 C, Transportation System CAB RB(INS-AGC)(b)(h)	0.00%	12/15/2026	10,000	7,326,600
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,224,500
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,610,597
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,691,425
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2027	10,000	11,086,400
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	15,550	15,586,231
New Jersey (State of) Turnpike Authority; Series 2009 H, Turnpike RB(c)(d)	5.00%	01/01/2019	350	356,839
Series 2009 H, Turnpike RB(c)(d)	5.00%	01/01/2019	650	662,701
Series 2009 I, RB(c)(d)	5.00%	01/01/2020	2,000	2,099,880
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,691,150
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	21,000	23,660,700
				155,645,362

New Mexico–0.33%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(c)	5.20%	06/01/2020	2,000	2,112,280
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,383,228
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(d)(e)	6.38%	08/01/2018	3,000	3,023,190
				9,518,698

New York–9.23%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB(h)	0.00%	07/15/2035	5,000	2,594,650
Series 2009, PILOT RB(c)(d)	6.25%	01/15/2020	2,710	2,904,957
Series 2009, PILOT RB(c)(d)	6.38%	01/15/2020	1,130	1,213,530
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,849,589
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%) (c)(n)	1.99%	11/01/2018	2,000	2,000,000
Long Island Power Authority; Series 2008 A, Electric System General RB(c)(d)	5.50%	05/01/2019	5,000	5,173,200
Series 2008 A, Electric System General RB(c)(d)	6.00%	05/01/2019	5,000	5,195,650
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	2,280	2,623,892

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Metropolitan Transportation Authority; Series 2011 A, RB(c)(d)	5.00%	11/15/2021	$765	$845,379
Series 2011 A, RB(c)(d)	5.00%	11/15/2021	1,235	1,364,761
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,309,925
Series 2016 D, Ref. Transportation RB	5.00%	11/15/2030	5,000	5,814,150
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	4,900	4,900,931
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,290,250
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,315,855
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (g)	5.75%	10/01/2036	7,500	7,572,600
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC)(b)	6.38%	01/01/2039	1,000	1,025,340
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	28,610	31,209,791
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(e)	5.25%	01/15/2039	2,000	2,040,660
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(e)	5.00%	05/01/2019	4,455	4,591,412
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/2028	5,570	5,732,310
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/2029	4,455	4,591,412
Subseries 2013, Sub. Future Tax Sec. RB(e)	5.00%	11/01/2038	5,465	6,131,457
Subseries 2013, Sub. Future Tax Sec. RB(e)	5.00%	11/01/2042	12,625	14,117,149
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	10,000	11,079,745
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (e)	5.00%	03/15/2031	21,885	23,571,239
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB(c)(d)	5.00%	05/01/2021	1,000	1,088,480
Series 2011 A, RB(c)(d)	5.00%	05/01/2021	1,000	1,088,480
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,082,170
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (e)	5.00%	03/15/2040	12,030	13,480,698
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(i)(j)	0.90%	11/01/2046	4,450	4,450,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (i)	1.07%	11/01/2044	3,000	3,000,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)(d)(e)	5.00%	03/15/2019	2,000	2,053,440
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	510,705
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	10,905	11,595,505
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2026	10,000	10,582,500
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2046	15,205	16,503,659
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.63%	08/15/2035	4,525	4,640,885
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(f)(h)	0.00%	08/15/2045	57,500	9,730,150
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,307,807
Triborough Bridge & Tunnel Authority; Series 1993 B, General Purpose RB (d)	5.00%	01/01/2020	1,340	1,383,657
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	14,000	14,450,240
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2041	2,000	2,175,000
				266,183,210

North Carolina–0.39%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	5,475	5,885,954
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB (c)(d)	5.00%	06/01/2019	1,000	1,032,710

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	$1,745	$1,842,493
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (c)(d)	5.13%	01/01/2019	2,000	2,039,940
Oak Island (Town of); Series 2009, Enterprise System RB (c)(d)	6.00%	06/01/2019	500	521,000
				11,322,097

North Dakota–0.70%
Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	2,700	2,711,556
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC)(b)	5.13%	02/15/2037	1,000	1,043,830
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,424,163
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,093,640
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	11,765	12,857,968
				20,131,157

Ohio–4.48%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,463,190
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,093,010
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,504,400
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB (c)(d)	5.00%	06/01/2020	1,025	1,087,023
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	15,000	16,785,000
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (c)(d)	5.00%	06/01/2019	1,000	1,032,710
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	18,074,638
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2047	2,700	2,862,324
Series 2017, Ref. Health Care RB	5.25%	11/01/2050	2,500	2,640,475
Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2047	5,000	5,554,350
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	5.75%	01/01/2024	685	716,811
Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	2,450	2,561,352
Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB(INS-NATL)(b)	5.50%	01/01/2021	1,820	1,911,255
Series 2008 B-1, Public Power System CAB RB(INS-NATL)(b)(h)	0.00%	11/15/2025	2,895	2,298,891
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,375,150
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,150	2,256,511
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	7,000	7,742,770
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,654,386
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,670,140
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	6,505	6,965,814
Series 2016, Ref. Improvement Health Care RB	5.00%	01/01/2051	1,695	1,809,345
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,904,175
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,636,890
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	7,740	8,128,935
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB (c)(d)	5.50%	01/01/2019	3,750	3,832,875
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (g)	5.00%	12/31/2025	2,000	2,280,480
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,150,840
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (f)(g)	4.50%	01/15/2048	3,000	3,121,050

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA)(g)	6.10%	09/20/2049	$2,845	$2,903,891
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,061,260
				129,079,941

Oklahoma–0.52%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.25%	08/15/2048	8,500	9,571,680
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(g)	5.00%	06/01/2025	5,000	5,413,200
				14,984,880

Oregon–0.77%

Beaverton School District; Series 2009, Limited Tax GO Bonds(c)(d)	5.00%	06/01/2019	750	774,532
Series 2009, Limited Tax GO Bonds(c)(d)	5.13%	06/01/2019	500	516,970
Clackamas (County of) Hospital Facility Authority (Mary’s Woods at Marylhurst Inc.); Series 2018 A, Sr. Living RB	5.00%	05/15/2048	675	726,388
Series 2018 A, Sr. Living RB	5.00%	05/15/2052	500	536,120
Clackamas (County of) Hospital Facility Authority (Willamette View); Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2047	5,375	5,811,880
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,153,260
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,585,530
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	976,455
Portland (Port of); Series 2017 24-B, Airport RB (g)	5.00%	07/01/2042	3,000	3,382,890
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,076,920
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,094,220
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	3,500	3,655,155
				22,290,320

Pennsylvania–2.48%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (c)(d)	5.25%	03/01/2021	700	760,571
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,516,616
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,043,410
Erie (City of) Parking Authority; Series 2010, Gtd. RB(c)(d)	5.20%	09/01/2020	260	278,853
Series 2010, Gtd. RB(INS-AGM)(b)	5.20%	09/01/2035	740	784,933
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(i)(j)	1.06%	10/15/2025	1,085	1,085,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,197,781
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(i)(j)	1.06%	09/01/2028	450	450,000
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (g)	5.50%	11/01/2044	3,300	3,498,759
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB(c)(d)	5.13%	05/01/2021	470	512,126
Series 2011 A, RB	5.13%	05/01/2036	30	32,012

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	$250	$258,052
Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	4,000	4,128,840
Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	855	882,540
Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	745	768,996
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	7,995	9,290,750
Subseries 2010 B-2, Sub. RB(c)(d)	5.75%	12/01/2020	1,165	1,273,345
Subseries 2010 B-2, Sub. RB(c)(d)	5.75%	12/01/2020	2,150	2,349,950
Subseries 2010 B-2, Sub. RB(c)(d)	5.75%	12/01/2020	1,235	1,349,855
Subseries 2010 B-2, Sub. RB(c)(d)	6.00%	12/01/2020	395	434,129
Subseries 2010 B-2, Sub. RB(c)(d)	6.00%	12/01/2020	1,940	2,127,191
Subseries 2010 B-2, Sub. Turnpike RB(c)(d)	6.00%	12/01/2020	415	456,110
Subseries 2014 A-2, Sub. Conv. CAB RB(l)	5.13%	12/01/2040	5,500	4,642,440
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	4,000	4,542,600
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2037	3,575	3,833,472
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2042	3,000	3,205,140
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,911,810
Philadelphia (City of); Ninth Series 2010, Gas Works RB(c)(d)	5.00%	08/01/2020	500	531,845
Series 2017 B, Ref. Airport RB(e)(g)	5.00%	07/01/2042	7,500	8,448,825
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.00%	06/01/2026	2,360	2,661,018
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM)(b)	5.00%	02/01/2031	2,000	2,113,880
State Public School Building Authority (Harrisburg School District); Series 2009, RB(c)(d)	5.00%	05/15/2019	335	345,181
Series 2009, RB(c)(d)	5.00%	05/15/2019	335	345,181
Series 2009, RB(c)(d)	5.00%	05/15/2019	1,330	1,370,419
				71,431,630

Puerto Rico–0.20%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	5,900	5,885,250
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (c)(d)	5.50%	08/01/2019	20	20,853
				5,906,103

Rhode Island–0.10%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	529,765
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC)(b)(g)	5.25%	07/01/2028	1,810	1,814,670
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (c)(d)	6.25%	05/15/2019	500	521,280
				2,865,715

South Carolina–1.41%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,304,037
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,108,360
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB(INS-AGC)(b)	5.00%	01/01/2030	500	536,615
Series 2011 D, Ref. Electric RB(INS-AGC)(b)	5.75%	01/01/2034	1,000	1,099,020
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB(c)(d)	5.38%	02/01/2019	2,000	2,048,000
Series 2009 B, Ref. & Improvement Hospital RB(c)(d)	5.50%	02/01/2019	3,000	3,074,430
Series 2009 B, Ref. & Improvement Hospital RB(INS-AGC)(b)	5.00%	02/01/2019	1,000	1,021,620
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,101,900
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2037	1,000	1,055,100
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB(c)(d)	5.75%	08/01/2019	1,000	1,046,350
Series 2013 A, Ref. Hospital RB(c)(d)	5.25%	08/01/2023	3,850	4,443,901

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Ports Authority; Series 2015, RB(g)	5.00%	07/01/2045	$10,000	$11,111,300
Series 2018, RB(g)	5.00%	07/01/2048	5,850	6,658,353
South Carolina (State of) Public Service Authority; Series 2008 A, RB(c)(d)	5.50%	01/01/2019	160	163,536
Series 2008 A, RB(c)(d)	5.50%	01/01/2019	1,840	1,880,664
				40,653,186

South Dakota–0.34%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,603,965
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,252,600
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (c)(d)	5.50%	08/01/2018	4,000	4,025,400
				9,881,965

Tennessee–1.25%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB (c)(d)	5.63%	07/01/2020	2,000	2,126,820
Knox (County of) Health, Educational and Housing Facility Board (Covenant Health); Series 2016 A, Ref. Hospital RB	5.00%	01/01/2042	10,000	11,079,200
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2047	5,000	5,520,150
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,142,780
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,589,400
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,159,994
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	8,015	8,925,665
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,671,135
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	520,215
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,223,075
				35,958,434

Texas–9.79%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (g)(m)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,035,100
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC)(b)	5.00%	08/15/2039	1,020	1,026,467
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (c)(d)	5.00%	05/01/2019	1,500	1,544,400
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (d)	7.00%	05/01/2021	500	542,735
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (g)	5.95%	05/15/2033	1,100	1,125,762
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,789,890
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB(c)(d)	5.75%	01/01/2021	1,000	1,091,270
Series 2011, Sr. Lien RB(c)(d)	6.00%	01/01/2021	5,000	5,487,550
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	8,705	9,506,469
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,257,900
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,043,900
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.25%	08/15/2034	4,000	4,150,000
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,327,588
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,611,990

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(h)	0.00%	08/15/2023	$2,000	$1,773,140
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,171,945
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds(INS-AGM)(b)	5.25%	08/15/2031	5,889	7,429,230
Series 2009, Sr. Lien Toll Road RB(c)(d)	5.00%	08/15/2019	570	591,215
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	445,330
Series 2009 A, Sr. Lien Toll Road RB(c)(d)	5.00%	08/15/2019	2,920	3,030,464
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB (c)(d)	5.38%	11/15/2018	825	839,000
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB (c)(d)	5.25%	11/15/2019	1,100	1,155,099
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/2018	1,000	1,027,460
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB(c)(d)	5.00%	11/15/2018	3,180	3,228,654
Series 2008, Thermal Utility RB(c)(d)	5.00%	11/15/2018	3,860	3,919,058
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,808,123
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB(INS-AGM)(b)(h)	0.00%	09/01/2026	8,750	6,768,475
Series 2001 B, Hotel Occupancy Tax & Special CAB RB(INS-AGM)(b)(h)	0.00%	09/01/2027	3,600	2,662,740
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	877,538
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(c)(d)	6.50%	05/15/2021	935	1,052,249
Series 2011, RB(c)(d)	6.50%	05/15/2021	805	905,947
Series 2011 A, RB(c)(d)	6.88%	05/15/2021	1,700	1,931,302
Laredo Community College District; Series 2010, Combined Fee RB (c)(d)	5.25%	08/01/2020	1,000	1,070,050
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,068,470
Series 2012, Special Facilities RB(g)	5.00%	11/01/2028	2,000	2,174,300
Lower Colorado River Authority; Series 2012 A, Ref. RB(c)(d)	5.00%	05/15/2022	10	11,093
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,029,516
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)(d)	6.00%	02/15/2019	2,500	2,574,300
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,842,943
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	2,211,027
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. Retirement Facility RB	5.00%	02/15/2030	280	296,094
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2017 A, Student Housing RB	5.00%	04/01/2042	2,500	2,736,750
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC-Texas A&M University); Series 2017 A, Student Housing RB	5.00%	04/01/2037	1,700	1,866,345
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2037	2,044	1,905,315
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,574	1,540,543
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, Retirement Facility RB	5.00%	11/15/2026	675	686,219
Series 2016 A, Retirement Facility RB	5.38%	11/15/2036	865	874,039
Series 2016 A, Retirement Facility RB	5.50%	11/15/2046	1,250	1,265,113
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	2,224	2,119,961
North East Texas Regional Mobility Authority; Series 2016, Sr. Lien RB	5.00%	01/01/2036	2,624	2,678,033
Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	5,974	6,345,468
Series 2016 A, Sr. Lien RB	5.00%	01/01/2046	4,224	4,403,491
North Harris (County of) Regional Water Authority; Series 2016, Ref. Sr. Lien RB(e)	5.00%	12/15/2046	18,460	20,938,070
Series 2016, Ref. Sr. Lien RB	5.00%	12/15/2046	17,682	19,860,317

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB(c)(d)	5.38%	01/01/2019	$815	$831,960
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	185	188,700
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC)(b)(h)	0.00%	01/01/2028	12,800	9,570,304
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC)(b)(h)	0.00%	01/01/2029	2,165	1,560,532
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC)(b)(h)	0.00%	01/01/2031	4,710	3,151,885
Series 2008 K-1, Ref. First Tier System RB(c)(d)	5.75%	01/01/2019	1,630	1,668,354
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,060,410
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (c)(d)	5.13%	02/15/2019	1,000	1,024,390
Pflugerville (City of); Series 2009, Limited Tax GO Bonds(c)(d)	5.30%	08/01/2019	860	894,933
Series 2009, Limited Tax GO Ctfs.(c)(d)	5.38%	08/01/2019	755	786,317
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB (c)(f)(g)	7.25%	02/13/2020	4,000	4,188,280
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2046	3,000	3,015,810
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	973,352
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	5.38%	09/15/2030	400	392,224
Series 2016, Special Assessment RB	5.75%	09/15/2036	160	156,099
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds(c)(d)	5.25%	02/15/2019	105	107,651
Series 2009, Ref. & Improvement Limited Tax GO Bonds(c)(d)	5.25%	02/15/2019	390	399,848
Series 2009, Ref. & Improvement Limited Tax GO Bonds(INS-AGC)(b)	5.25%	02/15/2031	5	5,120
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB(INS-AGM)(b)	5.00%	10/01/2032	1,250	1,297,250
Series 2011, Special Project RB(INS-AGM)(b)	5.00%	10/01/2037	1,000	1,035,270
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB (c)(d)	6.13%	11/15/2019	2,000	2,120,620
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	342,592
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,975	1,976,856
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,500,915
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	5,000	5,428,250
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB(c)(d)	6.50%	01/01/2019	875	899,071
Series 2008, Ref. RB(INS-AGC)(b)	5.75%	07/01/2018	610	611,861
Series 2008, Ref. RB(INS-AGC)(b)	6.50%	07/01/2037	3,375	3,463,290
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage Floating Rate RB (CEP-GNMA)(g)(p)	12.42%	07/02/2024	50	51,592
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	7,670	3,556,656
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	9,995	4,422,488
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB(d)(h)	0.00%	08/15/2027	30	23,400
Series 2002 A, First Tier CAB RB(INS-BHAC)(b)(h)	0.00%	08/15/2027	970	741,643
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (c)(d)	5.00%	05/15/2019	1,610	1,660,474
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,485	5,250,186
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,219,240
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	6,902,383
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,041,031
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,203,806
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2045	7,550	8,208,586
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	5,835,320
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	3,475	4,078,051

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	$1,325	$1,328,617
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB(c)(d)	5.13%	07/01/2021	1,655	1,800,723
Series 2011, Hospital RB(c)(d)	5.25%	07/01/2021	2,000	2,183,500
University of Houston; Series 2009, Ref. Consolidated RB (c)(d)	5.00%	02/15/2019	1,000	1,022,470
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC)(b)	5.38%	11/15/2024	1,300	1,320,709
				282,158,470

Utah–0.65%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM)(b)	5.25%	12/01/2033	710	722,361
Salt Lake City (City of); Series 2017 A, Airport RB (e)(g)	5.00%	07/01/2042	14,000	15,864,800
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,185	1,187,109
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)	5.00%	06/15/2018	1,050	1,051,155
				18,825,425

Vermont–0.09%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,321,015
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,333,450
				2,654,465

Virgin Islands–0.29%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	5,500	5,011,875
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	850	774,562
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,750	2,454,375
				8,240,812

Virginia–1.67%

Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.50%	03/01/2046	5,000	5,256,700
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,105,680
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	4,000	4,023,040
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB (f)	5.00%	07/01/2045	1,000	1,057,880
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/2018	1,000	1,021,860
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (g)	5.00%	07/01/2034	5,000	5,354,050
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(g)	5.00%	07/01/2027	4,465	4,846,088
Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	4,920	5,364,719
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(g) 5.00% 07/01/2034 6,735 7,211,905
Series 2012, Sr. Lien RB(g)	5.00%	01/01/2040	2,535	2,700,282
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (g)	5.00%	12/31/2049	7,500	8,251,425
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB (c)(d)	7.50%	01/01/2019	2,000	2,063,940
				48,257,569

Washington–2.42%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,031,390
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB (c)(d)	5.75%	04/01/2019	2,000	2,067,360
Seattle (Port of); Series 2017 C, Intermediate Lien RB (g)	5.25%	05/01/2042	5,000	5,818,350
Tacoma (Port of); Series 2016 B, Ref. RB (e)(g)	5.00%	12/01/2043	21,525	24,198,620

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	5.63%	01/01/2035	$1,250	$1,332,613
Series 2011, RB	6.00%	01/01/2031	1,500	1,620,360
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2004 A, RB(c)(d)	5.25%	08/15/2018	1,000	1,007,430
Series 2008 B, RB(c)(d)	6.00%	08/15/2019	2,000	2,099,240
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(c)(d)	5.38%	10/01/2019	500	522,815
Series 2009, Ref. RB(c)(d)	5.63%	10/01/2019	1,500	1,573,335
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (f)	5.00%	07/01/2046	2,500	2,583,775
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(f)	6.50%	07/01/2030	800	849,688
Series 2015 A, RB(f)	6.75%	07/01/2035	820	873,923
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (f)	5.00%	01/01/2036	1,875	2,000,100
Washington (State of); Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	21,500	22,312,485
				69,891,484

West Virginia–0.27%

Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB (f)	5.50%	06/01/2037	2,500	2,595,125
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,125,821
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (f)(g)	6.75%	02/01/2026	4,035	3,938,241
				7,659,187

Wisconsin–2.82%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	3,000	3,256,620
Series 2017, Limited Obligation PILOT RB(f)	7.00%	12/01/2050	7,000	8,110,900

Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB (f)	5.00%	03/01/2052	1,075	1,150,207
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	2,000	2,005,560
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,569,370
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,183,788
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC)(b)	5.13%	02/15/2030	1,500	1,566,255
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB (c)(d)	5.00%	04/01/2019	750	770,678
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB(c)(d)	5.50%	05/01/2021	2,000	2,197,380
Series 2011 A, RB(c)(d)	5.75%	05/01/2021	1,000	1,105,720
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(c)(d)	6.38%	02/15/2019	500	515,975
Series 2009, RB(c)(d)	6.63%	02/15/2019	1,000	1,033,320
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,372,344
Wisconsin (State of) Health & Educational Facilities Authority (Saint John’s Communities, Inc.); Series 2018 A, RB	5.00%	09/15/2040	1,000	1,042,760
Series 2018 A, RB	5.00%	09/15/2045	1,000	1,040,840
Series 2018 A, RB	5.00%	09/15/2050	4,000	4,153,720
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB (g)	5.00%	09/30/2049	4,750	5,244,712

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2036	$4,500	$5,044,770
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	5,000	5,327,600
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,301,880
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016 A, Ref. Hospital RB	5.00%	06/01/2032	2,000	2,252,080
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2034	7,180	8,015,249
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,130,324
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (f)	5.25%	12/01/2039	5,000	5,220,400
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(c)(d)	5.38%	05/01/2019	225	232,522
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,130	2,200,226
Series 2009 A, General Fund Annual Appropriation RB(c)(d)	5.63%	05/01/2019	475	491,943
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,525	4,683,511
				81,220,654

Wyoming–0.72%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	4,000	4,161,600
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR (i)	0.91%	10/01/2044	7,750	7,750,000
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,083,911
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(e)	5.00%	01/01/2047	7,000	7,854,490
				20,850,001
TOTAL INVESTMENTS IN SECURITIES(q)–110.28% (Cost $3,032,832,656)				3,179,298,026
FLOATING RATE NOTE OBLIGATIONS–(11.42)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D) (r)				(329,315,000)
OTHER ASSETS LESS LIABILITIES–1.14%				32,874,805
NET ASSETS–100.00%				$2,882,857,831

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	LIBOR	—	London Interbank Offered Rate
AGC	—	Assured Guaranty Corp.	LOC	—	Letter of Credit
AGM	—	Assured Guaranty Municipal Corp.	MFH	—	Multi-Family Housing
AMBAC	—	American Municipal Bond Assurance Corp.	mo.	—	Month
BAM	—	Build America Mutual Assurance Co.	NATL	—	National Public Finance Guarantee Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.	PCR	—	Pollution Control Revenue Bonds
CAB	—	Capital Appreciation Bonds	PILOT	—	Payment-in-Lieu-of-Tax
CARS	—	Convertible Auction Rate Security	RAB	—	Revenue Anticipation Bonds
CEP	—	Credit Enhancement Provider	RAC	—	Revenue Anticipation Certificates
Connie Lee	—	Connie Lee Insurance Co.	RB	—	Revenue Bonds
Conv.	—	Convertible	Ref.	—	Refunding
COP	—	Certificates of Participation	RN	—	Revenue Notes
Ctfs.	—	Certificates	Sec.	—	Secured
FHA	—	Federal Housing Administration	SIFMA	—	Securities Industry and Financial Markets Association
GNMA	—	Government National Mortgage Association	Sr.	—	Senior
GO	—	General Obligation	Sub.	—	Subordinated
Gtd.	—	Guaranteed	USD	—	U.S. Dollar
IDR	—	Industrial Development Revenue Bonds	VRD	—	Variable Rate Demand
INS	—	Insurer	Wts.	—	Warrants
Jr.	—	Junior

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $185,283,435, which represented 6.43% of the Fund’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $35,290,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2018 was $596,106, which represented less than 1% of the Fund’s Net Assets.

(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(o)	Security subject to crossover refunding.

(p)

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $669,400, which represented less than 1% of the Fund’s Net Assets.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Fund’s investments with a value of $511,136,352 are held by TOB Trusts and serve as collateral for the $329,315,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary

Invesco Municipal Income Fund

C.	Country Determination – (continued)

market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described,

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	VK-NYTFI-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–110.82%(a)

New York–106.56%

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM)(b)	5.00%	12/15/2025	$ 500	$ 529,185
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (c)(d)	6.25%	11/15/2020	1,000	1,102,510
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	522,860
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	559,644
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB(e)	0.00%	07/15/2034	3,685	1,996,422
Series 2009, PILOT RB(c)(d)	6.25%	01/15/2020	685	734,279
Series 2009, PILOT RB(c)(d)	6.38%	01/15/2020	475	510,112
Series 2016 A, Ref. PILOT RB(f)	5.00%	07/15/2042	4,795	5,288,214
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,109,470
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,125,376
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	881,826
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	525,750
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB (g)	5.00%	06/01/2047	1,250	1,325,200
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (g)(h)	5.00%	01/01/2035	1,100	1,188,088
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/2032	350	373,912
Series 2012, RB	5.00%	08/01/2042	1,750	1,859,042
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,281,951
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	659,532
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (f)	5.25%	05/01/2030	2,850	3,113,768
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,375	1,374,917
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB (c)(d)	5.75%	07/01/2019	1,340	1,398,719
Hudson Yards Infrastructure Corp.; Series 2012 A, Sr. RB(c)(d)	5.75%	02/15/2021	865	953,092
Series 2012 A, Sr. RB	5.75%	02/15/2047	535	581,224
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	310	306,289
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,010,600
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM)(b)(e)	0.00%	06/01/2018	2,000	2,000,000
Series 2008 A, Electric System General RB(c)(d)	5.50%	05/01/2019	355	367,297
Series 2016 B, Ref. RB	5.00%	09/01/2036	655	747,427
Metropolitan Transportation Authority (Climate Bond Certified); Series 2017, Dedicated Tax Fund Revenue Green Bonds	5.25%	11/15/2057	935	1,096,016
Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	745	857,368
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB (e)	0.00%	11/15/2040	3,750	1,621,537
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.00%	11/15/2019	1,500	1,571,115
Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.25%	11/15/2019	615	646,347
Series 2012 H, RB(c)(d)	5.00%	11/15/2022	410	464,141
Series 2012 H, RB	5.00%	11/15/2030	340	376,468
Series 2013 E, RB(c)(d)	5.00%	11/15/2023	1,000	1,155,770
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%) (c)(i)	2.10%	02/01/2022	1,000	1,012,490
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB (c)(d)	5.50%	10/01/2021	370	412,332
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB(c)(d)	5.00%	07/01/2021	875	957,836
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	890,818
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (f)	5.00%	11/15/2051	4,905	5,220,588

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	$ 420	$ 447,976
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	192,105
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	11,043
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,015,755
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	799,695
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,190
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	749,985
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	614,772
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL)(b)(h)	5.75%	12/01/2022	2,000	2,093,000
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	943,205
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. Consolidated RB (f)	5.25%	10/15/2057	3,115	3,622,620
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (h)	5.65%	10/01/2028	505	509,888
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC)(b)	5.00%	01/01/2036	1,140	1,142,839
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	1,805	1,865,351
Series 2017 DD, Water & Sewer System RB(f)	5.25%	06/15/2047	2,250	2,648,903
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	502,100
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	854,344
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2027	1,310	1,338,820
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2039	1,000	1,020,330
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	606,710
Series 2018 S-3, Building Aid RB	5.25%	07/15/2045	310	369,257
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(f)	5.00%	05/01/2019	605	623,525
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2028	755	777,001
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2029	605	623,525
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	716,833
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,123,280
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	885,632
New York (City of); Series 2008, Unlimited Tax GO Bonds(c)(d)	5.50%	11/15/2018	1,750	1,780,345
Series 2016 B-1, Unlimited Tax GO Bonds	5.00%	12/01/2041	1,000	1,148,140
Series 2018 E-1, Unlimited Tax GO Bonds	5.25%	03/01/2035	1,000	1,198,150
Subseries 2008 G-1, Unlimited Tax GO Bonds(c)(d)	6.25%	12/15/2018	390	399,731
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,247
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB(e)	0.00%	06/01/2038	1,685	516,790
Series 2005 S-2, Sub. Pass Through CAB RB(e)	0.00%	06/01/2050	6,770	863,920
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	660	682,671
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2027	710	872,775
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2030	750	950,040
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2031	555	707,064
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	550,494
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB (c)(d)	5.75%	03/15/2019	1,000	1,032,120
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL)(b)	5.25%	07/01/2028	935	1,078,046

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Fordham University); Series 2011 A, RB (c)(d)	5.13%	07/01/2021	$ 500	$ 549,195
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,272,122
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,029,510
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL)(b)	5.50%	07/01/2023	1,250	1,419,387
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM)(b)	5.00%	02/15/2027	100	100,274
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM)(b)(h)	5.25%	02/15/2028	1,650	1,661,599
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	946,628
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (c)(d)	5.13%	07/01/2019	1,250	1,294,450
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (c)(d)	6.00%	07/01/2020	1,500	1,624,845
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC)(b)	5.50%	07/01/2031	1,070	1,323,857
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (c)(d)	5.50%	05/01/2019	1,250	1,293,300
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB(g)	5.00%	12/01/2045	425	460,122
Series 2017, Ref. RB(g)	5.00%	12/01/2036	900	980,172
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB(c)(d)	5.00%	05/01/2023	20	22,751
Series 2013 A, RB	5.00%	05/01/2029	980	1,068,347
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,011,969
Series 2016, Ref. RB	5.00%	07/01/2039	500	566,250
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,318,500
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	821,849
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 C, RB(c)(d)	7.50%	10/01/2018	2,000	2,038,540
Series 2008 D, RB(c)(d)	5.75%	10/01/2018	500	506,900
New York (State of) Dormitory Authority (St. Johns University); Series 2012, RB(c)(d)	5.00%	07/01/2022	580	649,931
Series 2012, RB	5.00%	07/01/2030	5	5,592
Series 2012, RB	5.00%	07/01/2030	635	693,039
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	514,235
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,341,657
New York (State of) Dormitory Authority (The New School); Series 2010, RB(c)(d)	5.50%	07/01/2020	1,245	1,336,009
Series 2011, Ref. RB	5.00%	07/01/2031	750	805,380
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2039	630	701,681
Series 2014 A, RB	5.50%	01/01/2044	700	778,022
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB(c)(d)	5.00%	10/01/2019	1,385	1,445,344
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC)(b)	5.00%	10/01/2024	115	119,563
Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	694,500
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(j)(k)	0.90%	11/01/2046	2,000	2,000,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	798,000
New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB(c)(d)	5.00%	10/01/2018	500	505,605
Series 2009 B, Second General Highway & Bridge Trust Fund RB(c)(d)	5.00%	04/01/2019	500	514,035
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,800,095
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,478,919
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,697,790
Series 2016 B, CAB Sub. Lien RB(e)	0.00%	11/15/2044	3,270	1,156,174

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(g)	5.00%	11/15/2044	$ 1,505	$1,600,297
Series 2014, Class 3, Ref. Liberty RB(g)	7.25%	11/15/2044	415	495,132
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	953,155
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,523,646
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,284,219
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,107,781
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,554,653
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB (d)	5.50%	04/15/2035	615	828,553
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	752,145
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2026	1,070	1,132,327
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (h)	5.00%	01/01/2036	1,240	1,397,716
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)(h)	5.00%	07/01/2046	1,750	1,899,468
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (h)	5.00%	04/01/2029	725	802,756
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	295,889
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.00%	06/15/2023	935	1,058,074
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	997,547
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,120,550
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(d)	5.13%	07/01/2019	750	777,480
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.)(h)(k)	5.38%	12/01/2036	1,000	1,001,840
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	720	738,446
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(e)(g)	0.00%	08/15/2045	4,000	676,880
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB(e)(g)	0.00%	08/15/2060	25,000	967,000
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (f)	5.00%	10/15/2031	2,765	3,183,345
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (g)	5.38%	01/01/2027	905	904,991
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	500,689
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	457,139
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB (h)	5.00%	01/01/2034	1,080	1,171,984
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (h)	5.00%	11/01/2036	1,000	1,062,980
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	264,643
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,282,025
Triborough Bridge & Tunnel Authority; Series 2013 C, RB (f)	5.00%	11/15/2038	2,790	3,123,684
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,319,912
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	930	959,909
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	1,345	1,484,194
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,033,690
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	837,111
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (g)(h)	7.00%	06/01/2046	470	489,749

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	$ 1,000	$ 1,070,150
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	1,295	1,338,823
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,041,720
				173,437,179

Guam–3.14%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB(c)(d)	5.63%	12/01/2019	135	142,525
Series 2009 A, Limited Obligation RB(c)(d)	5.75%	12/01/2019	1,250	1,321,962
Guam (Territory of) Power Authority; Series 2010 A, RB(c)(d)	5.50%	10/01/2020	450	486,018
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	648,162
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB(c)(d)	5.63%	07/01/2020	740	796,284
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	351,832
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	577,533
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	790,958
				5,115,274

Virgin Islands–0.91%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (h)	5.00%	09/01/2029	665	659,088
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)	5.00%	09/01/2030	770	821,074
				1,480,162

Puerto Rico–0.21%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	340	340,007
TOTAL INVESTMENTS IN SECURITIES(l)–110.82% (Cost $172,003,171)				180,372,622
FLOATING RATE NOTE OBLIGATIONS–(12.23)%
Notes with interest and fee rates ranging from 1.60% to 1.65% at 05/31/2018 and contractual maturities of collateral ranging from 01/15/2027 to 10/15/2057 (See Note 1D)(m)				(19,900,000)
OTHER ASSETS LESS LIABILITIES–1.41%				2,294,855
NET ASSETS–100.00%				$ 162,767,477

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit
LIBOR	—London Interbank Offered Rate

mo.	—Month
NATL	—National Public Finance Guarantee Corp.
PILOT	—Payment-in-Lieu-of-Tax
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
USD	—U.S. Dollar
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Zero coupon bond issued at a discount.

(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $9,908,705, which represented 6.09% of the Fund’s Net Assets.

(h)	Security subject to the alternative minimum tax.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(j)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Fund’s investments with a value of $32,483,791 are held by TOB Trusts and serve as collateral for the $19,900,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary

Invesco New York Tax Free Income Fund

C.	Country Determination – (continued)

market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described,

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2018

invesco.com/us	TEC-QTR-1	07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.50%

Alabama–6.28%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.15%	07/01/2040	$1,100,000	$1,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(a)(b)(c)(d)	1.08%	04/01/2028	1,060,000	1,060,000
				2,160,000

Arizona–1.20%

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.05%	06/15/2031	410,000	410,000

Colorado–0.47%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.20%	07/01/2034	160,000	160,000

Delaware–0.13%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	09/01/2036	45,000	45,000

District of Columbia–1.02%

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	1.00%	10/01/2039	350,000	350,000

Florida–5.43%

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.07%	10/01/2050	700,000	700,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.08%	11/01/2036	35,000	35,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.10%	07/01/2032	230,000	230,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	1.06%	11/01/2038	900,000	900,000
				1,865,000

Georgia–5.38%

Atlanta (State of) Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone Facility RB (LOC-BMO Harris Bank N.A.)(a)(b)	1.04%	11/01/2030	650,000	650,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.90%	09/01/2035	1,000,000	1,000,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.08%	01/01/2036	200,000	200,000
				1,850,000

Illinois–4.20%

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	1.13%	08/01/2030	300,000	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.04%	12/01/2046	820,000	820,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.05%	01/01/2037	325,000	325,000
				1,445,000

Indiana–5.96%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.20%	08/01/2037	205,000	205,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.24%	06/01/2035	525,000	525,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris Bank N.A.)(a)(b)(e)	1.08%	03/01/2022	565,000	565,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	$553,500	$553,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	10/01/2019	200,000	200,000
				2,048,500

Louisiana–2.95%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(e)	1.13%	12/01/2027	400,000	400,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	1.08%	07/01/2047	615,000	615,000
				1,015,000

Maryland–1.45%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.42%	06/25/2018	500,000	500,000

Massachusetts–3.58%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(a)(b)	1.85%	03/01/2039	1,230,000	1,230,000

Michigan–1.45%

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	03/01/2031	500,000	500,000

Minnesota–2.88%

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	1.15%	11/15/2031	670,000	670,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	1.02%	10/01/2033	320,000	320,000
				990,000

Mississippi–3.48%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.01%	12/01/2030	1,195,000	1,195,000

Missouri–3.87%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	1.05%	11/01/2037	855,000	855,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	1.09%	02/01/2031	474,000	474,000
				1,329,000

New York–6.08%

Metropolitan Transportation Authority; Subseries 2015 E-2, VRD RB (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.96%	11/15/2050	500,000	500,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)	1.06%	05/01/2039	500,000	500,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)	1.93%	11/01/2049	500,000	500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)	1.95%	11/01/2049	230,000	230,000
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.)(a)(b)	1.93%	11/01/2049	360,000	360,000
				2,090,000

North Carolina–1.89%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.97%	12/01/2021	650,000	650,000

Ohio–2.37%

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	1.06%	08/02/2038	815,000	815,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–3.17%

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	1.07%	08/01/2034	$465,000	$465,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.13%	07/01/2026	625,000	625,000
				1,090,000

Pennsylvania–4.22%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(b)	1.05%	06/01/2037	825,000	825,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	10/15/2025	205,000	205,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(a)(b)	1.06%	09/01/2028	250,000	250,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	1.07%	11/01/2029	170,000	170,000
				1,450,000

Tennessee–1.22%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.)(a)(b)(d)	1.13%	06/01/2024	420,000	420,000

Texas–15.11%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	1.10%	08/01/2035	535,000	535,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.08%	02/15/2042	200,000	200,000
Houston (City of); Series 2018 E-2, GO Commercial Paper Notes	1.62%	06/12/2018	500,000	500,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	1.08%	01/01/2049	640,000	640,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	04/01/2026	403,000	403,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(a)	1.05%	05/01/2042	910,000	910,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	1,000,000	1,007,271
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	1.00%	08/01/2025	700,000	700,000
Subseries 2016 G-1, VRD Financing System RB(a)	1.72%	08/01/2045	300,000	300,000
				5,195,271

Utah–4.87%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.06%	11/01/2024	1,350,000	1,350,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	1.03%	05/15/2035	100,000	100,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	1.12%	04/01/2042	225,000	225,000
				1,675,000

Virginia–1.75%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.08%	08/01/2037	600,000	600,000

Washington–1.60%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(a)(b)	1.04%	09/01/2049	550,000	550,000

West Virginia–3.11%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	1.07%	01/01/2034	1,070,000	1,070,000

Wisconsin–4.38%

Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	1.16%	09/01/2019	1,100,000	1,100,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	400,000	405,119
				1,505,119

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

TOTAL INVESTMENTS IN SECURITIES(f)(g)–99.50% (Cost $34,202,890)	$34,202,890
OTHER ASSETS LESS LIABILITIES–0.50%	170,563
NET ASSETS–100.00%	$34,373,453

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.5%; other countries less than 5% each: 4.7%.

(d)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $1,780,000, which represented 5.18% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)

Entities may issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Tax-Exempt Cash Fund

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.